                                   FORM N-CSR
                            Ohio National Fund, Inc.
                                  June 30, 2003

Company Name               Ohio National Fund, Inc.

File Number                811-3015

Address                    One Financial Way, Cincinnati, Ohio 45242

Telephone Number           513-794-6251

Date of fiscal year end:   December 31, 2003

Date of reporting period:  January 1, 2003 through June 30, 2003


ITEM 1. REPORTS TO SHAREHOLDERS
        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

WEALTH BUILDING OPPORTUNITY
OHIO NATIONAL
FUND, INC.




----------------------------------------------------------------------------

                                                          SEMI-ANNUAL REPORT
                                                          ------------------
                                                          June 30, 2003


                                                     Ohio National Fund, Inc.

















[Ohio National
Financial Services Logo]

President's
Message

                                         [John J. Palmer Photo]

Dear Contractholders and Policyholders:

The past six months have been very good for investors, both equity and fixed income. U.S. stocks rallied in mid-March and finished the first half strong, with the S&P 500 up 11.76 percent and the Nasdaq Composite up 21.81 percent. At the same time the fixed income market had a strong run, partially fueled by a falling federal funds rate.

Ohio National Fund benefited from this environment, with many portfolios turning in double digit returns for the six-month period ending June 30, 2003. What is perhaps an even more promising sign, Ohio National Fund now has several equity-based funds with positive twelve-month histories and a several-month string of positive returns. How long this bull will run is uncertain, but it's been a good trip so far.

The Economy

The economy ended the second quarter on a strong note, fueled by the booming housing market. Continued low borrowing costs have encouraged consumers to buy homes and refinance mortgages. Sales of new U.S. homes hit a record pace in May with sales of new single-family homes rising 12.5 percent to a record 1,157,000 annual rate.

Unfortunately, the strengthening economic cycle is continuing to be supported solely by the consumer. Capital expenditure by corporations remains low, possibly fueled by continued overcapacity and a reluctance to take risks in uncertain times. That said, the rise in unemployment to 6.4 percent indicates that the consumer is probably unable to continue to increase spending and a relatively low growth economy will continue for the short-term.

The Equity Market

The first half of 2003 was a tale of two markets. Early in the year, uncertainty about war in Iraq led to downward pressure with the S&P 500 falling 8.64 percent by early March. Then, a rally commenced on March 12 when investors concluded that war was certain. That rally has continued through June, fueled in all likelihood by a measure of geopolitical certainty and strong first-quarter earnings reports.

First-quarter earnings reporting began in mid-April and more than half of S&P 500 firms beat analysts' expectations. Earnings improvements were driven more by reduced costs than increased sales, which should continue to help earnings if and when the economy strengthens.

The Fixed Income Market

Most seasoned investors are now fairly cautious with regard to U.S. Treasuries. Not only are interest rates very low, but many money managers contend that the risk of deflation (which could spur further rate cuts) is, in fact, fairly low. While Treasury watchers do not expect a rate spike, many feel that a slow drift higher caused by an improving economy coupled with the possibility of an increased supply due to a rising budget deficit would cause significant downward pressure on prices.

Faced with the above possibility, many fixed income investors are now favoring corporate bonds of one flavor or another. With improving corporate balance sheets and more profitable operations some investors now prefer high grade corporates -- bonds that have traditionally fared better than Treasuries in an improving economy. There is also a strong case to be made for high-yield bonds as they provide a good yield premium and often see capital gain potential as corporate health improves.

Outlook

Many economists feel that the near-term outlook is fair for the equity market and poor for fixed income. Equities look cheap in comparison to Treasuries with some stocks offering higher yields than the benchmark ten-year. However, based on historic forward-looking P/E ratios, many would say that the market is currently fairly valued. Because of this dichotomy it's fair to say that we're in for some volatility going forward, but that low interest rates and a growing economy are positive signs.

We appreciate your continued confidence in us, and welcome the opportunity to further serve your variable product needs.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer, FSA

President

--------------------------------------------------------------------------------

Directors and Officers of Ohio National Fund, Inc.

John J. Palmer, President and Director
Ronald L. Benedict, Secretary
Ross Love, Director
James E. Bushman, Director
Joseph A. Campanella, Director
George M. Vredeveld, Director
Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer
Marcus L. Collins, Assistant Secretary
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus of Ohio National Fund, Inc. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC), One Financial Way, Cincinnati, Ohio 45242, telephone 513.794.6100. 8/02

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 OBJECTIVE

The principal investment objective of the Equity Portfolio is long-term growth of capital by investing principally in common stocks or other equity securities.

 PERFORMANCE AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    18.96%
Five-year                                   -0.26%
Ten-year                                     7.53%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The market staged a powerful rally in the first half of 2003, with the S&P 500 up 11.8% and your fund rising over 20% during the same period. The strong results posted in the final three months of the period have now pulled the S&P 500 and the Ohio National portfolio into positive territory year-to-date and for the twelve months ended June 30.

The overweight in both financials and consumer discretionary names relative to the benchmark made a significant contribution to the portfolio's returns. The best performing names during the period were AES Corporation, Amazon.com, InterActive Corp, Capital One Financial and Nextel Communications, Inc. Just twelve months ago these were among the most controversial names in the portfolio and the market.

While the average Health Care stock owned in the portfolio rose 8.4% during the six-month period, the decline in Tenet Healthcare Corp., one of the most recent purchases in the portfolio, dragged down the average return. We used the weakness in the name to increase our exposure. While there is still uncertainty surrounding the company, we believe the price more than reflects the negative environment. In the Consumer Discretionary space, the average company we own rose over 34% during the period. The only stock in the group which we own that had a negative return during the period was Eastman Kodak. We believe its decline relates to very short-term concerns and the solid long-term fundamentals outweigh them. Kodak has over a 6% current yield and trades at under 10x 2004 estimated earnings.

In our opinion, the strong market advance after a 2 1/2 year bear market signals the beginning of a new bull market, characterized by mid-to-high single digit average annual nominal equity returns, and importantly, very attractive real returns.

In this environment, we believe excess returns will be earned by investing in companies with the following characteristics:

-- Companies that have high, secure dividend yields that are equal to or greater than nominal GDP.

-- Companies that have solid dividends and strong dividend growth rates.

-- Companies that have a sustainable competitive advantage that will allow for consistent, above average growth.

-- Disasters -- companies that have one or more negative issues surrounding them, such as an earnings shortfall, an accounting scandal, and/or management problems. Usually these stocks are trading on the new low list.

We believe your portfolio is well positioned for this environment. We welcome your comments and, as always appreciate your support and investment.

Legg Mason Funds Management, Inc.
July 2003

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  Amazon.com Inc.                         7.6
 2.  Nextel Communications, Inc. CL
     A                                       7.2
 3.  Tyco International Ltd.                 5.8
 4.  UnitedHealth Group Inc.                 5.7
 5.  InterActiveCorp                         5.3
 6.  Washington Mutual Inc.                  4.1
 7.  JP Morgan Chase & Co.                   3.4
 8.  Waste Management Inc.                   3.4
 9.  Qwest Communications Intl.              3.3
10.  McKesson Corp.                          3.2

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  Banking                                 17.6
 2.  Retail                                  16.3
 3.  Insurance Services                      11.3
 4.  Telecommunications & Related            10.5
 5.  Broadcast Radio & TV                     7.6

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (0.5%)
    20,900   General Dynamics Corp. ...........  $  1,515,250
                                                 ------------
             AUTOMOTIVE & RELATED (1.4%)
   365,500   *General Motors Corp. ............     4,682,055
                                                 ------------
             BANKING (15.5%)
   251,500   Banc One Corp. ...................     9,350,770
   129,900   Capital One Financial Corp. ......     6,388,482
   232,133   Citigroup Inc. ...................     9,935,292
   327,899   J P Morgan Chase & Co. ...........    11,207,588
   326,100   Washington Mutual Inc. ...........    13,467,930
                                                 ------------
                                                   50,350,062
                                                 ------------
             BROADCAST RADIO & TV (7.6%)
   247,463   *Comcast Corp. CL A...............     7,468,433
   438,547   *InterActiveCorp. ................    17,248,054
                                                 ------------
                                                   24,716,487
                                                 ------------
             COMPUTER & RELATED (3.9%)
    85,200   Intl. Business Machines Corp. ....     7,029,000
   125,400   *Intuit Inc. .....................     5,591,586
                                                 ------------
                                                   12,620,586
                                                 ------------
             CONSUMER PRODUCTS (6.4%)
   381,200   Eastman Kodak Co. ................    10,425,820
   294,100   McKesson Corp. ...................    10,511,134
                                                 ------------
                                                   20,936,954
                                                 ------------
             FINANCIAL SERVICES (2.4%)
   116,200   Fannie Mae........................     7,836,528
                                                 ------------
             INSURANCE SERVICES (11.3%)
   232,900   *Health Net Inc. .................     7,674,055
   227,200   MGIC Investment Corp. ............    10,596,608
   368,508   UnitedHealth Group Inc. ..........    18,517,527
                                                 ------------
                                                   36,788,190
                                                 ------------
             MEDIA & PUBLISHING (2.9%)
   585,300   *AOL Time Warner Inc. ............     9,417,477
                                                 ------------
             MEDICAL & RELATED (2.8%)
   175,300   Baxter International Inc. ........     4,557,800
   381,000   *Tenet Healthcare Corp. ..........     4,438,650
                                                 ------------
                                                    8,996,450
                                                 ------------
             RETAIL (16.3%)
   468,800   Albertson's Inc. .................     9,000,960
   679,800   *Amazon.com Inc. .................    24,690,336
    20,400   *eBay Inc. .......................     2,121,600
   270,600   Home Depot Inc. ..................     8,962,272
   487,100   *Kroger Co. ......................     8,124,828
                                                 ------------
                                                   52,899,996
                                                 ------------
             TELECOMMUNICATIONS & RELATED (10.5%)
 1,289,997   *Nextel Communications Inc. CL
              A ...............................    23,310,246
 2,250,900   *Qwest Communications Intl .......    10,759,302
                                                 ------------
                                                   34,069,548
                                                 ------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             UTILITIES (2.9%)
 1,489,900   *AES Corp. .......................  $  9,460,865
                                                 ------------
             WASTE SERVICES (3.4%)
   465,175   Waste Management Inc. ............    11,206,066
                                                 ------------
             TOTAL U.S. COMMON STOCKS
              (87.8%)..........................  $285,496,514
                                                 ------------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (5.8%)
             DIVERSIFIED MANUFACTURING (5.8%)
   993,400   Tyco International Ltd. ..........  $ 18,854,732
                                                 ------------
             UNITED KINGDOM (4.5%)
             ADVERTISING (2.4%)
   994,589   *WPP Group........................     7,795,870
                                                 ------------
             BANKING (2.1%)
   952,970   *Lloyds TSB Group.................     6,765,930
                                                 ------------
             TOTAL UNITED KINGDOM (4.5%).......    14,561,800
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (10.3%)..........................  $ 33,416,532
                                                 ------------
             TOTAL COMMON STOCKS (98.1%).......  $318,913,046
                                                 ------------

   FACE                                              FAIR
  AMOUNT           REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.8%)
$5,797,707   JP Morgan Chase 1.130% 07/01/03
              Repurchase price $5,797,889
              Collateralized by FNMA
              Market Value: $5,917,697
              Face Value: $4,703,000
              Due: 11/15/10
              Interest: 6.625%.................  $  5,797,707
                                                 ------------
             TOTAL REPURCHASE AGREEMENTS
              (1.8%)...........................  $  5,797,707
                                                 ------------
             TOTAL HOLDINGS (99.9%)
              (COST $298,833,940) (a)..........  $324,710,753
                                                 ------------
             CASH & RECEIVABLES,
              NET OF LIABILITIES (0.1%)........       369,653
                                                 ------------
             NET ASSETS (100.0%)...............  $325,080,406
                                                 ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $5,454,576.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $298,833,940)....................  $324,710,753
  Receivable for fund shares sold..........       182,810
  Dividends & accrued interest
    receivable.............................       486,192
  Prepaid expenses.........................        13,508
                                             ------------
    Total assets...........................   325,393,263
                                             ------------
Liabilities:
  Payable for fund shares redeemed.........        57,046
  Payable for investment management
    services (note 3)......................       213,522
  Accrued professional fees................         2,126
  Accrued accounting and transfer agent
    fees...................................        28,844
  Accrued printing and proxy fees..........           565
  Other accrued expenses...................        10,754
                                             ------------
    Total liabilities......................       312,857
                                             ------------
Net assets.................................  $325,080,406
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 15,502,547
  Paid-in capital in excess of par value...   354,050,859
  Accumulated net realized loss on
    investments............................   (70,573,683)
  Net unrealized appreciation on
    investments............................    25,876,813
  Undistributed net investment income......       223,870
                                             ------------
Net assets.................................  $325,080,406
                                             ============
Shares outstanding.........................    15,502,547
Net asset value per share..................  $      20.97
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest..................................  $     5,856
  Dividends (net of withholding tax
    $47,166)................................    1,838,135
  Other income..............................       11,670
                                              -----------
    Total investment income.................    1,855,661
                                              -----------
Expenses:
  Management fees (note 3)..................    1,104,835
  Custodian fees............................       29,044
  Directors' fees...........................       11,816
  Professional fees.........................       14,053
  Accounting and transfer agent fees........      177,589
  Printing and proxy fees...................       32,757
  Other.....................................          920
                                              -----------
    Total expenses..........................    1,371,014
                                              -----------
    Net investment income...................      484,647
                                              -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........   (2,553,203)
  Change in unrealized appreciation
    (depreciation) on investments...........   59,397,443
                                              -----------
    Net gain on investments.................   56,844,240
                                              -----------
    Net increase in net assets from
      operations............................  $57,328,887
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    484,647       $  1,097,556
  Realized loss on investments..............................      (2,553,203)       (48,058,323)
  Change in unrealized appreciation (depreciation) on
    investments.............................................      59,397,443        (19,218,107)
                                                                ------------       ------------
      Net increase (decrease) in net assets from
       operations...........................................      57,328,887        (66,178,874)
                                                                ------------       ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................        (261,137)        (1,081,406)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................      17,409,282         28,827,418
  Received from dividends reinvested........................         261,137          1,081,406
  Paid for shares redeemed..................................     (12,822,045)       (43,035,929)
                                                                ------------       ------------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................       4,848,374        (13,127,105)
                                                                ------------       ------------
      Increase (decrease) in net assets.....................      61,916,124        (80,387,385)
Net Assets:
  Beginning of year.........................................     263,164,282        343,551,667
                                                                ------------       ------------
  End of year (a)...........................................    $325,080,406       $263,164,282
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $    223,870       $        357
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       -----------------------------------------
                                                                (UNAUDITED)         2002        2001       2000       1999
                                                              ----------------     -------     ------     ------     -------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................       $17.20          $ 21.25     $23.28     $26.48     $ 36.31
Income (loss) from investment operations:
  Net investment income.....................................         0.03             0.07       0.06       0.08        0.12
  Net realized & unrealized gain (loss) on investments......         3.76            (4.05)     (2.03)     (1.82)       6.85
                                                                   ------          -------     ------     ------     -------
    Total income (loss) from investment operations..........         3.79            (3.98)     (1.97)     (1.74)       6.97
                                                                   ------          -------     ------     ------     -------
Less distributions:
  Dividends from net investment income......................        (0.02)           (0.07)     (0.06)     (0.08)      (0.11)
  Distributions from net realized capital gains.............         0.00             0.00       0.00      (1.22)     (16.68)
  Return of capital.........................................         0.00             0.00       0.00      (0.16)      (0.01)
                                                                   ------          -------     ------     ------     -------
    Total distributions.....................................        (0.02)           (0.07)     (0.06)     (1.46)     (16.80)
                                                                   ------          -------     ------     ------     -------
Net asset value, end of year................................       $20.97          $ 17.20     $21.25     $23.28     $ 26.48
                                                                   ======          =======     ======     ======     =======
Total return................................................        22.04%(b)       (18.74)%    (8.43)%    (6.64)%     19.87%
Ratios and supplemental data:
Net assets at end of year (millions)........................       $325.1          $ 263.2     $343.6     $341.1     $ 329.6
Ratios to average net assets:
  Expenses..................................................         0.99%(a)         0.95%      0.93%      0.91%       0.76%
  Net investment income.....................................         0.35%(a)         0.37%      0.29%      0.30%       0.31%
Portfolio turnover rate.....................................            5%              32%        20%        36%        124%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

   FACE                                           AMORTIZED
  AMOUNT             MEDIUM-TERM NOTES               COST
-------------------------------------------------------------
             FINANCIAL SERVICES (1.7%)
$3,000,000   Alaska Housing Financial Corp.
              1.05% 12/01/32 (b)...............  $  3,000,000
                                                 ------------
             TOTAL MEDIUM-TERM NOTES (1.7%)....  $  3,000,000
                                                 ------------

   FACE                                           AMORTIZED
  AMOUNT              SHORT-TERM NOTES               COST
-------------------------------------------------------------
             AUTOMOTIVE & RELATED (5.1%)
$7,000,000   American Honda Finance 1.14%
              07/10/03.........................  $  6,998,005
 1,000,000   Daimler Chrysler 1.20% 07/02/03...       999,967
 1,000,000   General Motors Acceptance Corp.
              1.40% 07/02/03...................       999,961
                                                 ------------
                                                    8,997,933
                                                 ------------
             BANKING (6.0%)
 5,000,000   Citicorp 1.05% 07/03/03...........     4,999,708
 3,500,000   Citicorp 0.92% 07/07/03...........     3,499,463
 2,000,000   Wells Fargo Co. 0.98% 07/21/03....     1,998,911
                                                 ------------
                                                   10,498,082
                                                 ------------
             CHEMICALS (4.3%)
 5,500,000   E.I. Dupont de Nemours 1.03%
              07/07/03.........................     5,499,056
 2,100,000   E.I. Dupont de Nemours 1.09%
              08/04/03.........................     2,097,838
                                                 ------------
                                                    7,596,894
                                                 ------------
             CONSUMER PRODUCTS (13.6%)
 8,000,000   Fortune Brands Inc. 4(2) (144A)
              1.21% 07/09/03...................     7,997,849
 3,000,000   Johnson & Johnson Co. 4(2))(144A)
              0.90% 09/29/03...................     2,993,250
 3,000,000   Johnson & Johnson Co. 4(2))(144A)
              0.88% 10/03/03...................     2,993,106
 2,000,000   Johnson & Johnson Co. 4(2))(144A)
              0.87% 10/03/03...................     1,995,457
 8,000,000   Procter & Gamble Inc. 4(2) (144A)
              0.99% 07/30/03...................     7,993,620
                                                 ------------
                                                   23,973,282
                                                 ------------
             DRUGS/BIOTECHNOLOGY (14.8%)
 8,000,000   Abbott Labs 1.07% 07/01/03........     8,000,000
 8,000,000   Merck & Co. 0.88% 09/12/03........     7,985,724
 7,000,000   Pfizer Inc. 4(2) (144A) 0.95%
              08/04/03.........................     6,993,719
 3,000,000   Schering Plough 0.90% 08/22/03....     2,996,100
                                                 ------------
                                                   25,975,543
                                                 ------------
             FINANCIAL SERVICES (23.0%)
 2,579,000   American Express Credit Corp.
              0.95% 07/03/03...................     2,578,864
 5,000,000   American General Finance Corp.
              1.00% 07/08/03...................     4,999,028
 2,334,000   American Express Credit Corp.
              0.94% 07/14/03...................     2,333,208
 3,000,000   American General Finance Corp.
              0.96% 07/15/03...................     2,998,880

   FACE                                           AMORTIZED
  AMOUNT              SHORT-TERM NOTES               COST
-------------------------------------------------------------
             FINANCIAL SERVICES (CONTINUED)
$2,485,000   General Electric Capital Corp.
              1.21% 7/11/03....................  $  2,484,234
 3,984,000   General Electric Capital Corp.
              1.07% 07/25/03...................     3,981,158
 5,000,000   Household Finance 1.00%
              07/17/03.........................     4,997,778
 3,000,000   Goldman Sachs Group Inc. 1.16%
              08/18/03.........................     2,995,360
 3,000,000   Goldman Sachs Group Inc. 1.18%
              10/01/03.........................     2,990,953
 2,000,000   Goldman Sachs Group Inc. 0.92%
              11/17/03.........................     1,992,896
 4,000,000   Merrill Lynch & Co. 1.30%
              07/01/03.........................     4,000,000
 4,000,000   Merrill Lynch & Co. 1.05%
              07/07/03.........................     3,999,300
                                                 ------------
                                                   40,351,659
                                                 ------------
             FOOD, BEVERAGE & TOBACCO (4.5%)
 4,000,000   Coca-Cola Co. 1.02% 07/11/03......     3,998,956
 4,000,000   Coca-Cola Co. 1.00% 07/14/03......     3,998,557
                                                 ------------
                                                    7,997,513
                                                 ------------
             INSURANCE (8.5%)
 2,981,000   Prudential Funding 0.92%
              07/07/03.........................     2,980,543
 4,000,000   Prudential Funding 0.85%
              07/08/03.........................     3,999,339
 7,000,000   USAA Capital Corp. 1.01%
              07/01/03.........................     7,000,000
 1,000,000   USAA Capital Corp. 0.90%
              07/02/03.........................       999,975
                                                 ------------
                                                   14,979,857
                                                 ------------
             MACHINERY (0.6%)
 1,000,000   John Deere Capital Corp. 1.12%
              07/08/03.........................       999,781
                                                 ------------
             MEDIA & PUBLISHING (12.8%)
 8,000,000   Gannett Co. 4(2) (144A) 1.02%
              07/15/03.........................     7,996,827
 4,000,000   Knight Ridder Inc. 4(2) (144A)
              1.07% 07/02/03...................     3,999,880
 5,500,000   Scripps (E.W.) Co. 4(2))(144A)
              1.22% 07/16/03...................     5,497,204
 5,000,000   Washington Post 4(2) (144A) 0.95%
              07/18/03.........................     4,997,757
                                                 ------------
                                                   22,491,668
                                                 ------------
             TELECOMMUNICATIONS & RELATED (4.6%)
 5,000,000   Bell South Corp. 4(2) (144A) 0.91%
              07/18/03.........................     4,997,857
 3,000,000   Bell South Corp. 4(2) (144A) 1.00%
              07/18/03.........................     2,998,579
                                                 ------------
                                                    7,996,436
                                                 ------------
             TOTAL SHORT-TERM NOTES (97.8%)....  $171,858,648
                                                 ------------
             TOTAL HOLDINGS (99.5%)
              (AMORTIZED COST $174,858,648)
              (a)..............................  $174,858,648
                                                 ------------
             CASH & RECEIVABLE, NET OF
              LIABILITIES (0.5%)...............       883,204
                                                 ------------
             NET ASSETS (100.0%)...............  $175,741,852
                                                 ============

---------------

        (a) Represents cost for federal income tax and financial reporting purposes. See note 1.
        (b) Bond is a 7 day "rolling" asset that is money market eligible under Rule 2a-7. Interest resets every 7 days and the bond is eligible to be repurchased by the broker any time, at par, with a 7 day settlement.
4(2) (144A)  Security exempt from registration under Section 4(2) of the
             Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers, under Rule 144A. At the period end, the value of these securities amounted to $61,455,105 or 35.0%.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at amortized
    cost...................................  $174,858,648
  Cash.....................................           695
  Receivable for fund shares sold..........     1,031,459
  Dividends & accrued interest
    receivable.............................         2,942
  Prepaid expenses.........................        12,572
                                             ------------
    Total assets...........................   175,906,316
                                             ------------
Liabilities:
  Payable for fund shares redeemed.........        67,227
  Payable for investment management
    services (note 3)......................        56,145
  Accrued professional fees................           446
  Accrued accounting and transfer agent
    fees...................................        25,131
  Accrued printing and proxy fees..........           149
  Other accrued expenses...................         6,230
  Dividends payable........................         9,136
                                             ------------
  Total liabilities........................       164,464
                                             ------------
Net assets.................................  $175,741,852
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 17,574,508
  Paid-in capital in excess of par value...   158,170,884
  Accumulated net realized loss on
    investments............................        (3,667)
  Undistributed net investment income......           127
                                             ------------
Net assets.................................  $175,741,852
                                             ============
Shares outstanding.........................    17,574,508
Net asset value per share..................  $      10.00
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $1,104,400
                                               ----------
Expenses:
  Management fees (note 3)...................     244,778
  Custodian fees.............................      17,921
  Directors' fees............................       7,986
  Professional fees..........................      10,320
  Accounting and transfer agent fees.........     109,702
  Printing and proxy fees....................      11,297
  Other......................................         398
                                               ----------
    Total expenses...........................     402,402
    Less expenses voluntarily reduced or
      reimbursed by advisor (note 3).........     (24,795)
                                               ----------
    Net expenses.............................     377,607
                                               ----------
    Net investment income....................     726,793
                                               ----------
Realized loss on investments:
    Net realized loss on investments.........        (315)
                                               ----------
    Net increase in net assets from
      operations.............................  $  726,478
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JUNE 30, 2003        DECEMBER 31,
                                                                (UNAUDITED)             2002
                                                              ----------------     ---------------
From operations:
  Net investment income.....................................   $     726,793       $     2,506,524
  Realized loss on investments..............................            (315)                    0
                                                               -------------       ---------------
    Net increase in assets from operations..................         726,478             2,506,524
                                                               -------------       ---------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................        (726,477)           (2,506,397)
                                                               -------------       ---------------
From capital share transactions (note 4):
  Received from shares sold.................................     395,411,194         1,083,259,879
  Received from dividends reinvested........................         726,477             2,506,397
  Paid for shares redeemed..................................    (389,370,556)       (1,087,929,276)
                                                               -------------       ---------------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................       6,767,115            (2,163,000)
                                                               -------------       ---------------
      Increase (decrease) in net assets.....................       6,767,116            (2,162,873)
Net Assets:
  Beginning of year.........................................     168,974,736           171,137,609
                                                               -------------       ---------------
  End of year (a)...........................................   $ 175,741,852       $   168,974,736
                                                               =============       ===============
  (a) Includes undistributed net investment income of.......   $         127       $           127
                                                               =============       ===============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ---------------------------------------
                                                                (UNAUDITED)         2002       2001       2000       1999
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................       $10.00          $10.00     $10.00     $10.00     $10.00
Income from investment operations:
  Net investment income.....................................         0.04            0.14       0.36       0.62       0.49
                                                                   ------          ------     ------     ------     ------
  Less distributions:
    Dividends from net investment income....................        (0.04)          (0.14)     (0.36)     (0.62)     (0.49)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of year................................       $10.00          $10.00     $10.00     $10.00     $10.00
                                                                   ======          ======     ======     ======     ======
Total return................................................         0.41%(b)        1.37%      3.78%      6.34%      5.02%
Ratios and supplemental data:
Net assets at end of year (millions)........................       $175.7          $169.0     $171.1     $ 75.9     $ 67.2
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
  Expenses..................................................         0.43%(a)        0.40%      0.38%      0.38%      0.36%
  Net investment income.....................................         0.83%(a)        1.38%      3.43%      6.16%      4.90%
Ratios assuming no expenses voluntarily reduced or
  reimbursed by advisor (note 3):
  Expenses..................................................         0.46%(a)        0.45%      0.42%      0.43%      0.41%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 OBJECTIVE

The Bond Portfolio seeks to obtain a high level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate and long term debt securities.

 PERFORMANCE AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    13.01%
Five-year                                    6.91%
Ten-year                                     6.69%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six months ended June 30, 2003, the Ohio National Bond Portfolio returned 8.81% versus 6.77% for the Merrill Lynch U.S. Corporate Bond Index 1-10 Year.

Both the returns of the Bond Portfolio and the Merrill Lynch Index benefited from the decline in U.S. Treasury rates and a tightening of corporate credit spreads. Treasury rates declined because of weakness in the U.S. economy and an accommodative Federal Reserve. Corporate credit spreads tightened in anticipation of economic recovery and strong demand from investors seeking higher yields.

The Bond Portfolio outperformed the Merrill Lynch Index primarily because it was better positioned than the Index to benefit from the decline in Treasury rates and corporate credit spread tightening. The Bond Portfolio's duration was approximately one year longer than the duration of the Index, resulting in better price performance as rates declined. Similarly, the Bond Portfolio benefited more from corporate spread tightening because the Bond Portfolio's average credit quality of "BBB" was lower than the Index, and bonds having lower credit quality performed better during the first half of 2003.

Due to the favorable macroeconomic environment for bonds, virtually all of the investments in the Bond Portfolio had positive returns for the six-month period. Investments held in the Bond Portfolio that performed particularly well include IPALCO Enterprises, Avista Corporation, Comcast Cable, Stillwell Financial and U.S. Industries. Investments that performed poorly include Healthsouth, Northwestern Corporation, PolyOne and Northwest Airlines.

We expect the economy to improve in the second half of 2003 and for U.S. Treasury rates to rise. Although credit spreads have tightened considerably this year, we do not expect them to widen because corporate credit quality should improve as the economy strengthens. If interest rates do increase meaningfully, price return for the Bond Portfolio would likely lag that of the Merrill Lynch Index. Any lag in price performance would be mitigated by the yield advantage the Bond Portfolio has over the Merrill Lynch Index.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Merrill Lynch U.S. Corporate Bond Index 1-10 Year represents $150 million issue or greater investment grade bonds maturing in 1 to 10 years.

 TOP 10 LONG TERM BOND HOLDINGS AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  Monsanto Co. 7.375% 8/15/12             3.7
 2.  Ford Motor Credit Corp. 7.250%
     10/25/11                                3.2
 3.  Hewlett-Packard Co. 6.500%
     7/1/12                                  2.4
 4.  Int'l Telecom Satellite 7.625%
     4/15/12                                 2.3
 5.  General Electric Capital Corp.
     6.000% 6/15/12                          2.3
 6.  Lennar Corp. 5.950% 3/1/13              2.3
 7.  Transalta Corp. 6.750% 7/15/12          2.2
 8.  Centurytel Inc. 7.875% 8/15/12          1.3
 9.  France Telecom 9.250% 3/1/11            1.3
10.  Pulte Corp. 8.125% 3/1/11               1.3

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  Financial Services                     15.7
 2.  Oil, Energy & Natural Gas               8.8
 3.  Real Estate & Leasing                   8.7
 4.  Telecommunications & Related            8.2
 5.  Forestry & Paper Products               6.6

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (1.2%)
$1,000,000   US Treasury Note 5.000% 02/15/11...  $ 1,122,774
                                                  -----------
             AUTOMOTIVE & RELATED (2.3%)
 1,000,000   Arvin Meritor 8.750% 03/01/12......    1,125,000
   750,000   DaimlerChrysler NA Holdings 4.050%
              06/04/08..........................      743,555
   500,000   Goodyear Tire & Rubber 7.857%
              08/15/11..........................      367,500
                                                  -----------
                                                    2,236,055
                                                  -----------
             BROADCAST RADIO & TV (3.5%)
   750,000   Clear Channel Communications 5.750%
              01/15/13..........................      812,936
   500,000   Comcast Cable Communications 8.375%
              05/01/07..........................      590,607
   250,000   Comcast Cable Communications 8.875%
              05/01/17..........................      335,312
   500,000   Cox Communications Inc. 6.750%
              03/15/11..........................      584,100
 1,000,000   Rogers Cable 7.875% 05/01/12.......    1,095,000
                                                  -----------
                                                    3,417,955
                                                  -----------
             BUILDING & CONSTRUCTION (3.1%)
 1,000,000   Pulte Corp. 8.125% 03/01/11........    1,228,999
 1,000,000   Pulte Homes Inc. 7.875% 08/01/11...    1,216,124
   560,000   Jacuzzi Brands Inc. (144A) 11.250%
              12/31/05..........................      581,000
                                                  -----------
                                                    3,026,123
                                                  -----------
             BUSINESS SERVICES (1.4%)
   750,000   ARAMARK Services Inc. 7.000%
              07/15/06..........................      833,396
   500,000   Cendant Corp. 6.875% 08/15/06......      559,749
                                                  -----------
                                                    1,393,145
                                                  -----------
             CHEMICALS (5.3%)
   500,000   IMC Global Inc. 6.875% 07/15/07....      452,500
 3,000,000   Monsanto Co. 7.375% 08/15/12.......    3,583,143
   500,000   Nova Chemicals 7.000% 08/15/26.....      503,125
   500,000   Olin Corp. 9.125% 12/15/11.........      594,668
                                                  -----------
                                                    5,133,436
                                                  -----------
             COMPUTER & RELATED (4.5%)
   750,000   Computer Sciences Corp. 7.375%
              06/15/11..........................      913,438
 2,000,000   Hewlett Packard Co. 6.500%
              07/01/12..........................    2,329,400
 1,000,000   NCR Corp. 7.125% 06/15/09..........    1,099,847
                                                  -----------
                                                    4,342,685
                                                  -----------
             CONSUMER PRODUCTS (0.8%)
   750,000   Eastman Kodak Co. 3.625%
              05/15/08..........................      755,971
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (1.8%)
   500,000   Apogent Technology 8.000%
              04/01/11..........................      578,259
   500,000   Arrow Electronics Inc. 8.700%
              10/01/05..........................      545,732
   500,000   Avista Corp. 9.750% 06/01/08.......      582,500
                                                  -----------
                                                    1,706,491
                                                  -----------
             ENTERTAINMENT & LEISURE (0.8%)
   750,000   The Walt Disney Co. 5.875%
              12/15/17..........................      809,788
                                                  -----------
                                                      809,788
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (14.0%)
$  500,000   Boeing Capital Corp. 5.400%
              11/30/09..........................  $   540,332
   750,000   Bunge Ltd. Finance Corp. (144A)
              5.875% 05/15/13...................      775,187
   500,000   CIT Group Inc. 5.500% 11/30/07.....      541,457
 3,000,000   Ford Motor Credit Corp. 7.250%
              10/25/11..........................    3,089,010
 2,000,000   General Electric Capital Corp.
              6.000% 06/15/12...................    2,261,510
 1,000,000   General Motors Acceptance Co.
              6.125% 08/28/07...................    1,040,093
 1,000,000   General Motors Acceptance Co.
              7.250% 03/02/11...................    1,027,602
   750,000   Household Finance Corp. 6.375%
              11/27/12..........................      855,886
 1,000,000   Jefferies Group Inc. 7.750%
              03/15/12..........................    1,169,268
 1,000,000   Radian Group 7.750% 06/01/11.......    1,188,676
 1,000,000   Stilwell Financial 7.750%
              06/15/09..........................    1,176,831
                                                  -----------
                                                   13,665,852
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (3.5%)
   500,000   Gruma, SA de C.V. (Mexico) 7.625%
              10/15/07..........................      547,500
 1,000,000   Kroger Co. 6.200% 06/15/12.........    1,106,610
   500,000   Safeway Inc. 5.800% 08/15/12.......      537,112
 1,000,000   Tyson Foods Inc. 8.250% 10/01/11...    1,185,848
                                                  -----------
                                                    3,377,070
                                                  -----------
             FOREIGN GOVERNMENT (0.3%)
   250,000   Province of Quebec (Canada) 8.625%
              01/19/05                                276,781
                                                  -----------
             FORESTRY & PAPER PRODUCTS (6.6%)
 1,000,000   Abitibi Consolidated Inc. 7.400%
              04/01/18..........................    1,008,324
 1,000,000   Domtar Inc. 7.875% 10/15/11........    1,222,980
   500,000   International Paper Co. (144A)
              5.300% 04/01/15...................      515,169
 1,000,000   Potlatch Corp. 9.125% 12/01/09.....    1,185,000
   500,000   Rock-Tenn Co. 5.625% 03/15/13......      521,592
 1,000,000   Temple-Inland Inc. 7.875%
              05/01/12..........................    1,194,780
   750,000   Weyerhaeuser Co. 5.250% 12/15/09...      803,618
                                                  -----------
                                                    6,451,463
                                                  -----------
             HOTELS & CASINOS (1.5%)
   700,000   ITT Corp. 6.750% 11/15/05..........      734,129
   700,000   Mirage Resorts Inc. 6.750%
              02/01/08..........................      747,250
                                                  -----------
                                                    1,481,379
                                                  -----------
             INSURANCE (3.0%)
 1,000,000   Nationwide CSN Trust (144A) 9.875%
              02/15/25..........................    1,148,301
 1,000,000   Safeco Corp. 7.250% 09/01/12.......    1,204,246
   500,000   Stancorp Financial Group 6.875%
              10/01/12..........................      572,561
                                                  -----------
                                                    2,925,108
                                                  -----------
             MACHINERY (1.2%)
   550,000   Briggs & Stratton 8.875%
              03/15/11..........................      638,000
   500,000   Tenaska Georgia Partners LP 9.500%
              02/01/30..........................      549,770
                                                  -----------
                                                    1,187,770
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             MEDIA & PUBLISHING (0.9%)
$  750,000   AOL Time Warner Inc. 6.875%
              05/01/12..........................  $   857,948
                                                  -----------
             MEDICAL & RELATED (1.3%)
   500,000   Manor Care Inc. (144A) 6.250%
              05/01/13..........................      520,000
   700,000   Watson Pharmaceuticals 7.125%
              05/15/08..........................      773,500
                                                  -----------
                                                    1,293,500
                                                  -----------
             METALS & MINING (5.1%)
   500,000   Cyprus Minerals 6.625% 10/15/05....      515,828
 1,000,000   Inco. Ltd. 7.750% 05/15/12.........    1,186,652
 1,000,000   Santa Fe Pacific Gold 8.375%
              07/01/05..........................    1,092,190
 1,000,000   Teck Cominco 7.000% 09/15/12.......    1,073,450
 1,000,000   Timken Co. 5.750% 02/15/10.........    1,054,253
                                                  -----------
                                                    4,922,373
                                                  -----------
             OIL, ENERGY & NATURAL GAS (8.4%)
   500,000   Amerada Hess Corp. 5.900%
              08/15/06..........................      550,394
   200,000   Atlantic Richfield BP Amoco 8.550%
              03/01/12..........................      261,798
   750,000   Marathon Oil Corp. 6.125%
              03/15/12..........................      842,356
   750,000   Occidental Petroleum 4.250%
              03/15/10..........................      783,608
 1,000,000   Ocean Energy Inc. 7.250%
              10/01/11..........................    1,194,810
 1,000,000   Southwest Gas Corp. 7.625%
              05/15/12..........................    1,145,532
 2,000,000   Transalta Corp. 6.750% 07/15/12....    2,124,860
   400,000   Transocean Sedco Forex 6.750%
              04/15/05..........................      432,186
   750,000   Valero Energy Corp. 6.875%
              04/15/12..........................      851,609
                                                  -----------
                                                    8,187,153
                                                  -----------
             REAL ESTATE & LEASING (7.6%)
 1,000,000   Bay Apartment Communities 6.625%
              01/15/08..........................    1,136,943
   900,000   Colonial Properties 8.050%
              07/15/06..........................    1,033,762
 2,000,000   Lennar Corp. 5.950% 03/01/13.......    2,193,828
   750,000   Mack-Cali Realty LP 4.600%
              06/15/13..........................      734,605
 1,000,000   Rouse Co. 7.200% 09/15/12..........    1,150,087
   500,000   Spieker Properties LP 7.250%
              05/01/09..........................      583,264
   500,000   Sun Communities Operating LP (144A)
              5.750% 04/15/10...................      514,916
                                                  -----------
                                                    7,347,405
                                                  -----------
             RESTAURANTS (0.6%)
   500,000   Wendy's International 6.350%
              12/15/05..........................      542,067
                                                  -----------
             RETAIL (1.2%)
 1,000,000   Staples Inc. 7.375% 10/01/12.......    1,185,807
                                                  -----------
             TELECOMMUNICATIONS & RELATED (8.2%)
   750,000   AT&T Wireless Services 7.875%
              03/01/11..........................      887,339
 1,000,000   Centurytel Inc. 7.875% 08/15/12....    1,264,187
 1,000,000   Citizens Communications 7.625%
              08/15/08..........................    1,189,335
 1,000,000   France Telecom 9.250% 03/01/11.....    1,260,756
 2,000,000   Intl. Telecom Satellite 7.625%
              04/15/12..........................    2,269,550
 1,000,000   Singapore Telecommunications (144A)
              6.375% 12/01/11...................    1,147,394
                                                  -----------
                                                    8,018,561
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             TRANSPORTATION (1.5%)
$  250,000   Delta Air Lines 7.700% 12/15/05....  $   220,000
   403,378   Federal Express Corp. 7.020%
              01/15/16..........................      448,769
   446,883   Northwest Airlines Inc. 8.070%
              01/02/15..........................      246,306
   500,000   Union Pacific Corp. 3.625%
              06/01/10..........................      495,550
                                                  -----------
                                                    1,410,625
                                                  -----------
             UTILITIES (4.6%)
   750,000   Duke Energy Corp. 6.250%
              01/15/12..........................      842,140
   500,000   Great Lakes Power 8.300%
              03/01/05..........................      537,726
 1,000,000   Ipalco Enterprises 8.625%
              11/14/11..........................    1,100,000
   250,000   Kansas Gas & Electric 8.290%
              03/29/16..........................      251,562
   700,000   Texas Utilities Electric Co. 7.480%
              01/01/17..........................      797,125
   200,000   Toledo Edison Co. 7.875%
              08/01/04..........................      212,678
   750,000   Virginia Electric & Power 4.750%
              03/01/13..........................      779,309
                                                  -----------
                                                    4,520,540
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (94.2%)...........................  $91,595,825
                                                  -----------

   FACE                                              FAIR
  AMOUNT          SHORT-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (0.4%)
$  400,000   Tektronix 7.500% 08/01/03..........  $   402,000
                                                  -----------
             FINANCIAL SERVICES (2.2%)
 1,055,000   ERAC USA Finance (144A) 6.950%
              03/01/04..........................    1,090,171
   516,000   General Electric Capital Corp.
              1.216% 07/01/03...................      516,000
   500,000   St. Paul Bancorp Inc. 7.125%
              02/15/04..........................      516,642
                                                  -----------
                                                    2,122,813
                                                  -----------
             INSURANCE (0.4%)
   400,000   Transamerica Finance Corp. 7.500%
              03/15/04..........................      415,859
                                                  -----------
             MEDICAL & RELATED (0.3%)
   300,000   Cardinal Health Inc. 6.500%
              02/15/04..........................      309,582
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.4%)
   400,000   PDV America Inc. 7.875% 08/01/03...      402,000
                                                  -----------
             REAL ESTATE & LEASING (1.1%)
 1,000,000   Franchise Finance Corp. of America
              8.250% 10/30/03...................    1,023,254
                                                  -----------
             TOTAL SHORT-TERM BONDS & NOTES
              (4.8%)............................  $ 4,675,508
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES                COMMON STOCK                 VALUE
-------------------------------------------------------------
             MEDICAL & RELATED (0.0%)
         6   *Comdisco Holding Co. .............  $       594
                                                  -----------
             TOTAL COMMON STOCK (0.0)...........  $       594
                                                  -----------
             TOTAL HOLDINGS (99.0%)
              (COST $87,223,625) (a)............  $96,271,927
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (1.0%)................    1,007,251
                                                  -----------
             NET ASSETS (100.0%)................  $97,279,178
                                                  ===========

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $137,724.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $6,292,138 or 6.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $87,223,625)......................  $96,271,927
  Receivable for securities sold............      197,691
  Receivable for fund shares sold...........       11,292
  Accrued interest receivable...............    1,644,908
  Prepaid expenses..........................        8,527
                                              -----------
    Total assets............................   98,134,345
                                              -----------
Liabilities:
  Cash overdraft............................          108
  Payable for fund shares redeemed..........      795,841
  Payable for investment management services
    (note 3)................................       49,275
  Accrued professional fees.................        3,577
  Accrued accounting and transfer agent
    fees....................................        3,601
  Accrued printing and proxy fees...........          235
  Other accrued expenses....................        2,530
                                              -----------
  Total liabilities.........................      855,167
                                              -----------
Net assets..................................  $97,279,178
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 8,847,917
  Paid-in capital in excess of par value....   81,545,638
  Accumulated net realized loss on
    investments.............................   (3,660,713)
  Net unrealized appreciation on
    investments.............................    9,048,302
  Undistributed net investment income.......    1,498,034
                                              -----------
Net assets..................................  $97,279,178
                                              ===========
Shares outstanding..........................    8,847,917
Net asset value per share...................  $     10.99
                                              ===========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $ 3,049,105
                                               -----------
    Total investment income..................    3,049,105
                                               -----------
Expenses:
  Management fees (note 3)...................      276,972
  Custodian fees.............................        7,052
  Directors' fees............................        3,481
  Professional fees..........................        8,485
  Accounting and transfer agent fees.........       43,745
  Printing and proxy fees....................        4,687
  Other......................................          163
                                               -----------
    Total expenses...........................      344,585
                                               -----------
    Net investment income....................    2,704,520
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........   (2,099,539)
  Change in unrealized appreciation
    (depreciation) on investments............    7,322,708
                                               -----------
    Net gain on investments..................    5,223,169
                                               -----------
    Net increase in net assets from
      operations.............................  $ 7,927,689
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $ 2,704,520        $ 4,517,779
  Realized loss on investments..............................     (2,099,539)          (645,282)
  Change in unrealized appreciation (depreciation) on
    investments.............................................      7,322,708          2,046,294
                                                                -----------        -----------
      Net increase in net assets from operations............      7,927,689          5,918,791
                                                                -----------        -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................     (1,344,891)        (4,483,103)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................     13,318,466         41,114,892
  Received from dividends reinvested........................      1,344,891          4,483,103
  Paid for shares redeemed..................................     (9,391,456)       (16,625,747)
                                                                -----------        -----------
      Increase in net assets derived from capital share
       transactions.........................................      5,271,901         28,972,248
                                                                -----------        -----------
         Increase in net assets.............................     11,854,699         30,407,936
Net Assets:
  Beginning of year.........................................     85,424,479         55,016,543
                                                                -----------        -----------
  End of year (a)...........................................    $97,279,178        $85,424,479
                                                                ===========        ===========
(a) Includes undistributed net investment income of.........    $ 1,498,034        $   138,405
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ---------------------------------------
                                                                (UNAUDITED)         2002       2001       2000       1999
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................       $10.25          $10.02     $ 9.84     $ 9.94     $10.56
Income (loss) from investment operations:
  Net investment income.....................................         0.15            0.61       0.64(c)    0.67       0.68
  Net realized & unrealized gain (loss) on investments......         0.74            0.23       0.17(c)   (0.10)     (0.62)
                                                                   ------          ------     ------     ------     ------
    Total income from investment operations.................         0.89            0.84       0.81       0.57       0.06
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.15)          (0.61)     (0.63)     (0.67)     (0.68)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of year................................       $10.99          $10.25     $10.02     $ 9.84     $ 9.94
                                                                   ======          ======     ======     ======     ======
Total return................................................         8.81%(b)        8.66%      8.41%      5.86%      0.58%
Ratios and supplemental data:
Net assets at end of year (millions)........................       $ 97.3          $ 85.4     $ 55.0     $ 27.9     $ 26.0
Ratios to average net assets:
  Expenses..................................................         0.75%(a)        0.75%      0.75%      0.77%      0.77%
  Net investment income.....................................         5.88%(a)        6.34%      6.38%(c)   6.80%      6.57%
Portfolio turnover rate.....................................           15%             17%        12%         7%         8%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

(c) Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to the Financial Statements, these amounts would have been:

      Net investment income.......................................     $0.64
      Net realized and unrealized gain (loss).....................     $0.17
      Net investment income ratio.................................      6.35%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 OBJECTIVE

The Omni Portfolio seeks a high level of long-term total rate of return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

 PERFORMANCE AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                    1.24%
Five-year                                  -7.33%
Ten-year                                    2.64%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six month period ended June 30, 2003, the Ohio National Omni Portfolio had a total return of 10.72%, exceeding the custom benchmark return of 10.52% by 0.20%. (The custom benchmark consists of 70% the S&P 500 Index and 30% the Merrill Lynch U.S. Corporate Master Bond Index.) The Omni Portfolio's performance exceeded the benchmark's performance because of well-timed asset allocation decisions and good performance from the common stock portion of the Omni portfolio.

For much of the first quarter, we maintained a slight underweighting in equities because of uncertainty regarding the situation in Iraq and the weak U.S. economy. This allocation to equities in the first quarter proved correct as the S&P 500 declined 3.2%. During the second quarter, we maintained a slightly over-weighted position in equities, a quarter in which the S&P 500 increased 15.4% in value and outperformed bonds.

In addition to being correct with regard to asset allocation decisions, the performance of the equity component of the Omni Portfolio exceeded the return of the S&P 500 during the first half of 2003. The equity component of the Omni Portfolio benefited from an over-weighted position in technology (relative to the S&P 500), which performed very well. Portfolio performance was aided by International Rectifier, Cisco Systems and Intel. Other stocks in the portfolio that appreciated considerably were in the financial industry and included JP Morgan, Fleet Boston, Citigroup and Goldman Sachs.

The Merrill Lynch U.S. Corporate Master had a positive total return of 7.6% during the first half. While not as high as the 11.8% return of the S&P 500, the strong positive return for bonds resulted from the decline in U.S. Treasury rates and a tightening of corporate credit spreads. Treasury rates declined because of weakness in the U.S. economy and an accommodative Federal Reserve. Corporate credit spreads tightened in anticipation of economic recovery and strong demand from investors seeking higher yields. The bond component of the Omni Portfolio underperformed the U.S. Corporate Master primarily because the duration of the bonds in the Omni Portfolio was shorter in duration than the U.S. Corporate Master during a period when interest rates declined. In addition, one bond held in the portfolio, Geon (a chemical company), declined in value due to credit reasons and was sold.

We expect the U.S. economy to improve in the second half of 2003 and for U.S. Treasury rates to rise. Given this outlook, we maintain a modest over-weighting in equities and an under-weighting in bonds. The equity component of the Omni Portfolio is positioned for a gradual economic recovery with stocks like United Technologies, General Electric, 3M, Honeywell, Boeing and SPX Corp. With a duration that is shorter than the U.S. Corporate Master, the bond component of the Omni Portfolio should perform well if interest rates rise.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

Merrill Lynch U.S. Corporate Master Bond Index consists of all Domestic and Yankee High Yield Bonds with a minimum outstanding amount of 100 million and maturing over 1 year.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic market.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  Microsoft Corp.                         2.3
 2.  Pfizer Inc.                             2.3
 3.  SPX Corp.                               1.9
 4.  International Rectifier Corp.           1.9
 5.  Citigroup Inc.                          1.8
 6.  American International Group            1.7
 7.  AOL Time Warner Inc.                    1.7
 8.  Aetna                                   1.7
 9.  General Electric                        1.6
10.  Hartford Financial Services             1.6

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  Insurance                              12.6
 2.  Financial Services                      9.5
 3.  Computer & Related                      6.9
 4.  Drugs/Biotechnology                     6.8
 5.  Electronics/Semiconductors              6.6

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (5.1%)
    25,400   Boeing Co..........................  $   871,728
     7,200   General Dynamics Corp..............      522,000
    27,500   Honeywell International Inc........      738,375
    13,600   United Technologies Corp...........      963,288
                                                  -----------
                                                    3,095,391
                                                  -----------
             BANKING (4.9%)
     9,000   Bank of America Corp...............      711,270
    24,997   Citigroup Inc......................    1,069,872
     9,500   Fleet Boston Financial Corp........      282,245
    25,700   JP Morgan Chase & Co...............      878,426
                                                  -----------
                                                    2,941,813
                                                  -----------
             BROADCAST RADIO & TV (1.9%)
    23,000   *EchoStar Communications CL A......      796,260
     9,600   *InterActiveCorp...................      377,568
                                                  -----------
                                                    1,173,828
                                                  -----------
             CHEMICALS (1.5%)
    15,200   Praxair Inc........................      913,520
                                                  -----------
             COMPUTER & RELATED (6.5%)
    28,000   *Dell Computer Corp................      891,520
     9,700   Int'l Business Machines Corp.......      800,250
    54,500   Microsoft Corp.....................    1,397,380
    73,100   *Oracle Corp.......................      877,931
                                                  -----------
                                                    3,967,081
                                                  -----------
             CONSUMER PRODUCTS (4.5%)
    17,400   Johnson & Johnson Co...............      899,580
    38,500   Masco Co...........................      918,225
    25,700   McKesson Corp......................      918,518
                                                  -----------
                                                    2,736,323
                                                  -----------
             DIVERSIFIED MANUFACTURING (3.1%)
     6,800   3M Co..............................      877,064
    34,400   General Electric Co................      986,592
                                                  -----------
                                                    1,863,656
                                                  -----------
             DRUGS/BIOTECHNOLOGY (5.8%)
     8,700   *Amgen Inc.........................      578,028
    13,700   Cardinal Health Inc................      880,910
    11,900   *Gilead Sciences Inc...............      661,045
    40,800   Pfizer Inc.........................    1,393,320
                                                  -----------
                                                    3,513,303
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (6.6%)
    50,100   *Applied Materials Inc.............      793,584
    27,800   *Broadcom Corp.....................      692,498
    39,100   Intel Corp.........................      812,654
    42,200   *International Rectifier Corp......    1,131,804
    34,200   *Teradyne Inc......................      592,002
                                                  -----------
                                                    4,022,542
                                                  -----------
             ENTERTAINMENT & LEISURE (1.5%)
    46,400   Walt Disney Co.....................      916,400
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (5.4%)
    21,000   American Express Co................  $   878,010
     9,800   Fannie Mae.........................      660,912
    22,600   Franklin Resources Inc.............      882,982
    10,100   Goldman Sachs Group Inc............      845,875
                                                  -----------
                                                    3,267,779
                                                  -----------
             FOOD, BEVERAGES & TOBACCO (1.6%)
    20,900   Altria Group Inc...................      949,696
                                                  -----------
             INDUSTRIAL SERVICES (1.9%)
    25,900   *SPX Corp..........................    1,141,154
                                                  -----------
             INSURANCE (9.4%)
    17,200   Aetna Inc..........................    1,035,440
    19,000   American International Group.......    1,048,420
    16,200   Chubb Corp.........................      972,000
    19,400   Hartford Financial Services........      976,984
    31,000   PMI Group Inc......................      832,040
    23,200   Radian Group Inc...................      850,280
                                                  -----------
                                                    5,715,164
                                                  -----------
             MACHINERY (1.4%)
    19,300   Deere & Co.........................      882,010
                                                  -----------
             MEDIA & PUBLISHING (2.0%)
    64,700   *AOL Time Warner Inc...............    1,041,023
     2,100   Gannett Co. Inc....................      161,301
                                                  -----------
                                                    1,202,324
                                                  -----------
             MEDICAL & RELATED (1.4%)
    27,500   *Laboratory Corp. of America.......      829,125
                                                  -----------
             METALS & MINING (1.6%)
    37,800   Alcoa Inc..........................      963,900
                                                  -----------
             RETAIL (3.0%)
    31,100   *Abercrombie & Fitch Co............      883,551
    18,000   Wal-Mart Stores Inc................      966,060
                                                  -----------
                                                    1,849,611
                                                  -----------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (0.7%)
    17,700   Pall Corp..........................      398,250
                                                  -----------
             TELECOMMUNICATIONS & RELATED (1.5%)
    55,500   *Cisco Systems Inc.................      931,845
                                                  -----------
             TRANSPORTATION (1.6%)
    15,300   FedEx Corp.........................      949,059
                                                  -----------
             TOTAL U.S. COMMON STOCKS (72.9%)...  $44,223,774
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             GOVERNMENT (1.7%)
$1,000,000   US Treasury Note 3.000% 11/15/17...  $ 1,031,797
                                                  -----------
             AUTOMOTIVE & RELATED (0.9%)
   500,000   General Motor Acceptance Corp.
              7.750% 01/19/10...................      538,803
                                                  -----------
             BUSINESS SERVICES (1.8%)
 1,000,000   ARAMARK Services 8.150% 05/01/05...    1,096,020
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             COMPUTER & RELATED (0.4%)
$  250,000   Computer Sciences Corp. 3.500%
              04/15/08..........................  $   255,577
                                                  -----------
             CONSUMER PRODUCTS (0.4%)
   250,000   Eastman Kodak Co. 3.625%
              05/15/08..........................      251,991
                                                  -----------
             DRUGS/BIOTECHNOLOGY (1.0%)
   500,000   American Home Products-Wyeth 6.700%
              03/15/11..........................      587,506
                                                  -----------
             ENTERTAINMENT & LEISURE (0.9%)
   500,000   Walt Disney Co. 5.375% 06/01/07....      545,464
                                                  -----------
             FINANCIAL SERVICES (4.1%)
   250,000   Bunge Ltd. Finance Corp. (144A)
              5.875% 05/15/13...................      258,395
   500,000   CIT Group Inc. 5.500% 11/30/07.....      541,456
   500,000   General Electric Capital Corp.
              5.450% 01/15/13...................      542,586
   500,000   Household Finance Co. 6.375%
              11/27/12..........................      570,590
   500,000   Merrill Lynch & Co. 6.375%
              10/15/08..........................      578,959
                                                  -----------
                                                    2,491,986
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (0.9%)
   500,000   Safeway Inc. 5.800% 08/15/12.......      537,111
                                                  -----------
             FORESTRY & PAPER PRODUCTS (0.9%)
   500,000   Weyerhaeuser Co. 5.950% 11/01/08...      560,065
                                                  -----------
             INSURANCE (3.2%)
   500,000   Metlife Inc. 5.375% 12/15/12.......      539,741
 1,000,000   Nationwide CSN Trust (144A) 9.875%
              02/15/25..........................    1,148,301
   250,000   Travelers Property & Casualty
              3.750% 03/15/08...................      256,772
                                                  -----------
                                                    1,944,814
                                                  -----------
             METALS & MINING (0.7%)
   500,000   Teck Corp. 3.750% 07/15/06.........      447,500
                                                  -----------
             OIL, ENERGY & NATURAL GAS (0.4%)
   250,000   Occidental Petroleum 4.250%
              03/15/10..........................      261,203
                                                  -----------
             REAL ESTATE & LEASING (0.9%)
   250,000   Duke Realty Corp. 4.625%
              05/15/13..........................      249,672
   250,000   EOP Operating LP 5.875% 01/15/13...      270,027
                                                  -----------
                                                      519,699
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS & RELATED (1.9%)
$  500,000   Cox Communications Inc. 6.750%
              03/15/11..........................  $   584,100
   500,000   Verizon Florida Inc. 6.125%
              01/15/13..........................      567,394
                                                  -----------
                                                    1,151,494
                                                  -----------
             UTILITIES (2.6%)
   250,000   Duke Energy Corp. (144A) 3.750%
              03/05/08..........................      257,608
 1,000,000   Great Lakes Power 9.000%
              08/01/04..........................    1,049,400
   250,000   Virginia Electric & Power 4.750%
              03/01/13..........................      259,770
                                                  -----------
                                                    1,566,778
                                                  -----------
             TOTAL LONG-TERM BONDS & NOTES
              (22.7%)...........................  $13,787,808
                                                  -----------

   FACE                                              FAIR
  AMOUNT          SHORT-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (0.8%)
$  500,000   AAR Corp. 7.250% 10/15/03..........  $   495,625
                                                  -----------
             BUSINESS SERVICES (0.9%)
   500,000   Cendant Corp. 7.750% 12/01/03......      511,840
                                                  -----------
             TELECOMMUNICATIONS & RELATED (0.8%)
   500,000   Cincinnati Bell 6.240% 12/30/03....      503,125
                                                  -----------
             TOTAL SHORT-TERM BONDS & NOTES
              (2.5%)............................  $ 1,510,590
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.0%)
$1,238,000   US Bank 0.900% 07/01/03 Repurchase
              price $1,238,031 Collateralized by
              Freddie Mac Mortgage Back Pool
              #G01505
              Market Value: $1,262,711
              Face Value: $1,271,059
              Due: 01/01/33
              Interest: 5.00%...................  $ 1,238,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (2.0%)............................  $ 1,238,000
                                                  -----------
             TOTAL HOLDINGS (100.1%)
              (COST $57,476,063) (a)............  $60,760,172
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.1%)...............      (93,880)
                                                  -----------
             NET ASSETS (100.0%)................  $60,666,292
                                                  ===========

---------------

    *  Non-income producing securities.
  (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $154,430.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $1,664,304 or 2.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $57,476,063)......................  $ 60,760,172
  Cash......................................           367
  Receivable for securities sold............       244,344
  Receivable for fund shares sold...........         1,094
  Dividends & accrued interest receivable...       290,856
                                              ------------
    Total assets............................    61,296,833
                                              ------------
Liabilities:
  Payable for securities purchased..........       171,011
  Payable for fund shares redeemed..........       369,966
  Payable for investment management services
    (note 3)................................        30,374
  Accrued professional fees.................         9,910
  Accrued accounting and transfer agent
    fees....................................        26,739
  Accrued printing and proxy fees...........        11,329
  Other accrued expenses....................        11,212
                                              ------------
    Total liabilities.......................       630,541
                                              ------------
Net assets..................................  $ 60,666,292
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  5,532,254
  Paid-in capital in excess of par value....    76,992,091
  Accumulated net realized loss on
    investments.............................   (25,427,945)
  Net unrealized appreciation on
    investments.............................     3,284,109
  Undistributed net investment income.......       285,783
                                              ------------
Net assets..................................  $ 60,666,292
                                              ============
Shares outstanding..........................     5,532,254
Net asset value per share...................  $      10.97
                                              ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $   506,537
  Dividends (net of withholding tax
    $4,581)..................................      290,991
  Other income...............................       14,801
                                               -----------
    Total investment income..................      812,329
                                               -----------
Expenses:
  Management fees (note 3)...................      173,988
  Custodian fees.............................        4,708
  Directors' fees............................        1,918
  Professional fees..........................        7,032
  Accounting and transfer agent fees.........       35,451
  Printing and proxy fees....................        7,432
  Other......................................          276
                                               -----------
    Total expenses...........................      230,805
                                               -----------
    Net investment income....................      581,524
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........   (3,046,799)
  Change in unrealized appreciation
    (depreciation) on investments............    8,378,651
                                               -----------
    Net gain on investments..................    5,331,852
                                               -----------
    Net increase in net assets from
      operations.............................  $ 5,913,376
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $   581,524        $  1,373,231
  Realized loss on investments..............................     (3,046,799)         (9,911,719)
  Changes in unrealized appreciation (depreciation) on
    investments.............................................      8,378,651         (11,257,084)
                                                                -----------        ------------
    Net increase (decrease) in net assets from operations...      5,913,376         (19,795,572)
                                                                -----------        ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................       (295,741)         (1,378,520)
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................      1,231,932           3,061,643
  Received from dividends reinvested........................        295,741           1,378,520
  Paid for shares redeemed..................................     (5,451,498)        (18,383,740)
                                                                -----------        ------------
    Decrease in net assets derived from capital share
     transactions...........................................     (3,923,825)        (13,943,577)
                                                                -----------        ------------
  Increase (decrease) in net assets.........................      1,693,810         (35,117,669)
Net Assets:
  Beginning of year.........................................     58,972,482          94,090,151
                                                                -----------        ------------
  End of year (a)...........................................    $60,666,292        $ 58,972,482
                                                                ===========        ============
(a) Includes undistributed (distributions in excess of) net
  investment income of......................................    $   285,783        $    (13,999)
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ------------------------------------------
                                                                (UNAUDITED)         2002        2001        2000        1999
                                                              ----------------     -------     -------     -------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................      $  9.96          $ 13.16     $ 15.44     $ 22.55     $21.44
Income (loss) from investment operations:
  Net investment income.....................................         0.05             0.22        0.26(c)     0.25       0.48
  Net realized & unrealized gain (loss) on investments......         1.01            (3.20)      (2.28)(c)   (3.55)      1.91
                                                                  -------          -------     -------     -------     ------
    Total income (loss) from investment operations..........         1.06            (2.98)      (2.02)      (3.30)      2.39
                                                                  -------          -------     -------     -------     ------
  Less distributions:
    Dividends from net investment income....................        (0.05)           (0.22)      (0.26)      (0.25)     (0.48)
    Distributions from net realized capital gains...........         0.00             0.00        0.00       (3.56)     (0.80)
                                                                  -------          -------     -------     -------     ------
      Total distributions...................................        (0.05)           (0.22)      (0.26)      (3.81)     (1.28)
                                                                  -------          -------     -------     -------     ------
Net asset value, end of year................................      $ 10.97          $  9.96     $ 13.16     $ 15.44     $22.55
                                                                  =======          =======     =======     =======     ======
Total return................................................        10.72%(b)       (22.78)%    (13.07)%    (14.85)%    11.36%
Ratios and supplemental data:
Net assets at end of year (millions)........................      $  60.7          $  59.0     $  94.1     $ 132.9     $190.0
  Ratios to average net assets:
    Expenses................................................         0.79%(a)         0.77%       0.76%       0.67%      0.67%
    Net investment income...................................         1.98%(a)         1.88%       1.89%(c)    1.13%      2.18%
Portfolio turnover rate.....................................           97%             148%        118%         87%        41%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

(c) Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to the Financial Statements, these amounts would have been:

      Net investment income.......................................     $ 0.25
      Net realized and unrealized gain (loss).....................     $(2.27)
      Net investment income ratio.................................       1.85%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 OBJECTIVE

The International Portfolio seeks total return on assets by investing primarily in securities of foreign companies.
 PERFORMANCE AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURNS:
One-year                                    -9.66%
Five-year                                   -5.76%
Ten-year                                     3.78%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ending on June 30, 2003, the fund returned 7.6% vs. 9.9 % for the benchmark MSCI EAFE Index. Performance in the second quarter was positive by about 100 basis points, which signaled a strong start for the new portfolio team that assumed control of the portfolio earlier this year. Currency cost us about half of the underperformance, with most of the rest coming from underweighting Europe. The fund's exposure to emerging markets during the period helped performance by 75 basis points. The best performing stocks for the fund during the period were German software titan, SAP; Swiss pharmaceutical, Roche; Spanish telecommunications company, Telefonica; German exchange operator, Deutsche Bourse; French bank, BNP Paribas; British bank, Royal Bank of Scotland; Taiwanese semiconductor manufacturer, Taiwan Semiconductor; Russian metals concern, Norilsk Nickel; Italian utility, Enel; and Japanese copier manufacturer, Konica. Fund Performance was negatively impacted by an overweight position in French pharmaceutical company Aventis, and by not owning benchmark-held securities Telecom Italia and Dutch bank, ING, both of which out-performed the benchmark.

The markets are clearly at a crucial crossroads. Do they build on the second quarter's impressive rally and continue to move higher, or do they take a pause, digest some of the rapid ascent and wait for the next spate of good news? We believe that the key will lie in corporate earnings. If a majority of the world's bellwether companies are able to deliver consensus or above-consensus earnings and give positive guidance about the fourth quarter of 2003 and 2004, we believe that the markets can move much higher. If the earnings picture is more muddled, we think it likely that the markets may even fall a little, with incremental buyers waiting on the sidelines until the earnings picture improves visibly. It is important to mention our view that this time around, given the pain of the internet bubble burst in 2000-2003, investors will actually need to see earnings acceleration before jumping in with both feet, as opposed to previous rallies where the mere portent of higher earnings caused a stampede of buying.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The MSCI EAFE Index is a widely recognized unmanaged index of over 1,000 stock prices from companies in Europe, Australia, and the Far East.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  Vodafone Group PLC                      3.7
 2.  Roche Holding AG-Genuss                 3.2
 3.  Telefonica SA                           3.1
 4.  Royal Bank of Scotland PLC
     Edinburgh                               3.0
 5.  GlaxoSmithKline PLC                     3.0
 6.  SAP AG                                  2.8
 7.  TotalFinaElf SA CL B                    2.7
 8.  NTT DoCoMo Inc.                         2.3
 9.  AstraZeneca PLC                         2.3
10.  Taiwan Semiconductor
     Manufacturing Co. ADR                   2.2

 TOP 5 COUNTRIES AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  United Kingdom                          24.2
 2.  Japan                                   18.3
 3.  France                                  12.7
 4.  Germany                                  7.9
 5.  Switzerland                              6.3

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             UNITED KINGDOM (24.2%)
    74,300   Amvescap PLC (6)...................  $   514,111
    31,775   AstraZeneca PLC (13)...............    1,283,132
   117,800   Barclays PLC (2)...................      878,031
   157,317   BP Amoco PLC (7)...................    1,095,054
    68,000   British American Tobacco PLC (9)...      772,091
    97,500   Cadbury Schweppes PLC (9)..........      578,149
    83,200   GlaxoSmithKline PLC (13)...........    1,685,396
    38,350   Reckitt Benckiser PLC (10).........      705,719
    45,600   Rio Tinto PLC (11).................      863,303
    60,828   Royal Bank of Scotland PLC
              Edinburgh (2).....................    1,712,792
         1   Securicor PLC (4)..................            1
   238,300   Tesco PLC (8)......................      866,385
 1,069,549   Vodafone Group PLC (17)............    2,099,284
    89,000   WPP Group PLC (12).................      703,170
                                                  -----------
                                                   13,756,618
                                                  -----------
             JAPAN (18.3%)
    50,000   Ajinomoto Co. Inc. (9).............      479,346
    44,300   Bridgestone Corp. (1)..............      601,967
    69,000   Dai Nippon Printing Co. Ltd. (4)...      730,524
    19,500   Honda Motor Co. Ltd. (1)...........      739,652
     8,600   Hoya Corp. (16)....................      592,906
    65,000   Kirin Brewery Co. Ltd. (9).........      457,338
    60,000   Konica Corp (16)...................      683,756
   102,000   NGK Insulators (3).................      566,312
    79,000   *Nikon Corp (14)...................      651,336
    88,700   Nomura Securities Co. Ltd. (6).....    1,126,913
       600   NTT DoCoMo Inc. (17)...............    1,300,488
    22,000   Pioneer Electronic Corp. (5).......      495,186
    24,000   Secom Co. Ltd. (4).................      704,264
     8,000   SMC Corp. (3)......................      674,253
    23,400   Toyota Motor Corp. (1).............      606,678
                                                  -----------
                                                   10,410,919
                                                  -----------
             FRANCE (12.7%)
    22,300   Aventis SA (13)....................    1,226,783
    16,090   BNP Paribas SA (2).................      817,535
    15,112   L'Oreal SA (10)....................    1,065,435
     6,197   Pernod Ricard (9)..................      552,891
    15,800   Sanofi Synthelabo SA (13)..........      925,261
    11,900   Schneider Electric SA (3)..........      559,412
    19,212   Tf1 Television Francaise (12)......      591,213
    10,009   TotalFinaElf SA CL B (7)...........    1,512,458
                                                  -----------
                                                    7,250,988
                                                  -----------
             GERMANY (7.9%)
    19,810   Deutsche Boerse AG (6).............    1,044,081
    77,500   *Deutsche Telekom AG (17)..........    1,180,000
    13,800   SAP AG (Systeme Anwendungen
              Produkte in der Datenverarbeitung)
              (15)..............................    1,616,278
    66,000   Schering AG (13)...................      673,449
                                                  -----------
                                                    4,513,808
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCK             VALUE
-------------------------------------------------------------
             SWITZERLAND (6.3%)
     4,255   Nestle SA (9)......................  $   878,081
    23,495   Roche Holding AG -- GENUSS (13)....    1,843,136
    40,860   STMicroelectronics (14)............      849,479
                                                  -----------
                                                    3,570,696
                                                  -----------
             NETHERLANDS (4.6%)
   126,328   *ASM Lithography Holding (14)......    1,199,616
    26,400   Euronext (6).......................      654,476
    25,000   VNU -- Verenigde Nederlandse
             Uitgeversbedrijven (12)............      770,189
                                                  -----------
                                                    2,624,281
                                                  -----------
             SPAIN (3.2%)
   154,283   Telefonica SA (17).................    1,791,043
                                                  -----------
             RUSSIA (2.9%)
    11,450   Gazprom ADR (7)....................      215,260
    16,720   JSC Mining & Smelting Co. Norilsk
              Nickel ADR (11)...................      579,348
     6,350   Lukoil Oil Co. ADR (7).............      502,285
     5,812   YUKOS Oil Co. ADR (7)..............      323,728
                                                  -----------
                                                    1,620,621
                                                  -----------
             TAIWAN (2.2%)
   126,290   *Taiwan Semiconductor Manufacturing
              Co. ADR (11)......................    1,273,003
                                                  -----------
             SINGAPORE (2.0%)
    96,000   DBS Group Holdings Ltd. (2)........      561,611
    99,000   Singapore Airlines Ltd. (18).......      584,784
                                                  -----------
                                                    1,146,395
                                                  -----------
             HONG KONG (2.0%)
   442,000   Cathay Pacific Airways (18)........      595,126
   145,000   Television Broadcasts Ltd. (12)....      519,693
                                                  -----------
                                                    1,114,819
                                                  -----------
             SOUTH KOREA (2.0%)
     1,970   Samsung Electronics Co. (14).......      585,475
    21,700   Samsung Securities Co. Ltd. (6)....      525,923
                                                  -----------
                                                    1,111,398
                                                  -----------
             AUSTRALIA (1.3%)
    24,634   News Corp. Ltd. ADR (12)...........      745,671
                                                  -----------
             ISRAEL (1.1%)
    11,300   Teva Pharmaceutical Inds. Ltd. ADR
              (13)..............................      643,309
                                                  -----------
             CANADA (1.1%)
    49,300   Placer Dome Inc. (11)..............      604,911
                                                  -----------
             MEXICO (1.0%)
    18,600   Telefonos de Mexico CL L ADR
              (17)..............................      584,412
                                                  -----------
             IRELAND (0.9%)
    41,950   Bank of Ireland (2)................      506,258
                                                  -----------
             TOTAL FOREIGN COMMON STOCK (93.7%)   $53,269,150
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (6.9%)
$3,922,000   State Street Bank 0.10% due
              07/01/03
              Repurchase price $3,922,011
              Collateralized by U.S. Treasury
              Note
              Market Value: $4,002,863
              Face Value: $3,910,000
              Due: 02/29/04
              Interest: 3.00%...................  $ 3,922,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (6.9%)............................  $ 3,922,000
                                                  -----------
             TOTAL HOLDINGS (100.6%)
              (COST $53,871,930)(a).............  $57,191,150
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.6%)...............     (317,262)
                                                  -----------
             NET ASSETS (100.0%)................  $56,873,888
                                                  ===========

---------------

  *  Represents non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,932,039.

INDUSTRY CLASSIFICATIONS

  (1)  Automobiles & Components.....   3.4%
  (2)  Banks........................   7.9%
  (3)  Capital Goods................   3.2%
  (4)  Commercial Services &
       Supplies.....................   2.5%
  (5)  Consumer Durables & Apparel..   0.9%
  (6)  Diversified Financials.......   6.8%
  (7)  Energy.......................   6.4%
  (8)  Food & Staples Retailing.....   1.5%
  (9)  Food Beverage & Tobacco......   6.5%
 (10)  Household & Personal
       Products.....................   3.1%
 (11)  Materials....................   3.6%
 (12)  Media........................   5.9%
 (13)  Pharmaceuticals &
       Biotechnology................  14.5%
 (14)  Semiconductors & Equipment...   8.0%
 (15)  Software & Services..........   2.9%
 (16)  Technology Hardware &
       Equipment....................   2.3%
 (17)  Telecommunication Services...  12.2%
 (18)  Transportation...............   2.1%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $53,871,930).....................  $ 57,191,150
  Cash.....................................           226
  Receivable for securities sold...........     1,135,797
  Receivable for fund shares sold..........         1,626
  Dividends & accrued interest
    receivable.............................       322,296
                                             ------------
    Total assets...........................    58,651,095
                                             ------------
Liabilities:
  Payable for securities sold..............     1,523,211
  Payable for fund shares redeemed.........       146,160
  Payable for investment management
    services (note 3)......................        40,283
  Accrued accounting, transfer agent and
    custody fees...........................        33,530
  Accrued printing, proxy and filing
    expenses...............................        20,423
  Accrued professional fees................         9,603
  Other accrued expenses...................         3,997
                                             ------------
    Total liabilities......................     1,777,207
                                             ------------
Net assets.................................  $ 56,873,888
                                             ============
Net assets consist of:
  Par value, $1 per share..................     8,011,273
  Paid-in capital in excess of par value...   105,016,565
  Accumulated net realized loss on
    investments............................   (59,788,574)
  Net unrealized appreciation
    (depreciation) on:
    Investments............................     3,319,220
    Foreign currency related
      transactions.........................        30,749
  Undistributed net investment income......       284,655
                                             ------------
Net assets.................................  $ 56,873,888
                                             ------------
Shares outstanding.........................     8,011,273
Net asset value per share..................  $       7.10
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $     3,484
  Dividends (net of $87,566 foreign taxes
    withheld)................................      759,106
                                               -----------
    Total investment income..................      762,590
                                               -----------
Expenses:
  Management fees (note 3)...................      234,507
  Custodian Fees.............................       58,134
  Directors' fees............................        2,124
  Professional fees..........................        6,513
  Accounting and transfer agent fees.........       37,525
  Printing and proxy fees....................        4,847
  Other......................................           39
                                               -----------
    Total expenses...........................      343,689
                                               -----------
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)......      (13,028)
                                               -----------
    Net expenses.............................      330,661
                                               -----------
    Net investment income....................      431,929
                                               -----------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized loss on:
    Investments..............................   (4,071,062)
    Foreign currency related transactions....     (147,274)
  Change in unrealized appreciation
    (depreciation) on:
    Investments..............................    7,866,780
    Foreign currency related transactions....       12,905
                                               -----------
      Net gain on investments................    3,661,349
                                               -----------
      Net increase in net assets from
         operations..........................  $ 4,093,278
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     -------------
From operations:
  Net investment income.....................................    $    431,929       $     353,095
  Realized loss on investments and foreign currency
    transactions............................................      (4,218,336)        (14,744,606)
  Change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........       7,879,685            (235,474)
                                                                ------------       -------------
      Net increase (decrease) in net assets from
       operations...........................................       4,093,278         (14,626,985)
                                                                ------------       -------------
Dividends and distributions to shareholders:
  Return of capital.........................................               0            (168,880)
                                                                ------------       -------------
From capital share transactions (note 4):
  Received from shares sold.................................      35,158,748          94,777,299
  Received from dividends reinvested........................               0             168,880
  Paid for shares redeemed..................................     (35,191,102)       (110,476,788)
                                                                ------------       -------------
      Decrease in net assets derived from capital share
       transactions.........................................         (32,354)        (15,530,609)
                                                                ------------       -------------
         Increase (decrease) in net assets..................       4,060,924         (30,326,474)
Net Assets:
  Beginning of year.........................................      52,812,964          83,139,438
                                                                ------------       -------------
  End of year (a)...........................................    $ 56,873,888       $  52,812,964
                                                                ============       =============
(a) Includes undistributed (distributions in excess of) net
    investment income of....................................    $    284,655       $     (17,844)
                                                                ============       =============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ---------------------------------------
                                                                (UNAUDITED)         2002       2001       2000       1999
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................       $ 6.60          $ 8.34     $11.84     $21.51     $12.86
Income (loss) from investment operations:
  Net investment income (loss)..............................        (0.04)           0.03       0.02      (0.02)     (0.02)
  Net realized & unrealized gain (loss) on investments and
    foreign currency transactions...........................         0.54           (1.75)     (3.52)     (4.74)      8.67
                                                                   ------          ------     ------     ------     ------
    Total income (loss) from investment operations..........         0.50           (1.72)     (3.50)     (4.76)      8.65
                                                                   ------          ------     ------     ------     ------
  Less distributions:
    Distributions from net realized capital gains & foreign
      currency related transactions.........................         0.00            0.00       0.00      (4.89)      0.00
    Return of capital.......................................         0.00           (0.02)      0.00      (0.02)      0.00
                                                                   ------          ------     ------     ------     ------
      Total distributions...................................         0.00           (0.02)      0.00      (4.91)      0.00
                                                                   ------          ------     ------     ------     ------
Net asset value, end of year................................       $ 7.10          $ 6.60     $ 8.34     $11.84     $21.51
                                                                   ======          ======     ======     ======     ======
Total return................................................         7.58%(b)      (20.64)%   (29.57)%   (22.20)%    67.40%
Ratios and supplemental data:
Net assets at end of year (millions)........................       $ 56.9          $ 52.8     $ 83.1     $124.5     $173.0
Ratios to average net assets:
  Expenses..................................................         1.25%(a)        1.15%      1.20%      1.14%      1.21%
  Net investment income (loss)..............................         1.64%(a)        0.54%      0.19%     (0.11)%    (0.15)%
Ratios assuming no expenses voluntarily reduced or
  reimbursed by advisor (note 3):
  Expenses..................................................         1.30%(a)        1.20%      1.25%      1.20%      1.26%
Portfolio turnover rate.....................................          104%             85%       201%       243%       338%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 OBJECTIVE

The Capital Appreciation Portfolio seeks long-term capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short-term.

 PERFORMANCE AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     -2.88
Five-year                                     6.16%
Since inception (4/30/94)                    10.18%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the semi annual period ending June 30, 2003, the Ohio National Capital Appreciation Fund returned 9.53%. This compares to a return of 11.76% for the S&P 500 benchmark.

In the first quarter, we saw a narrow rally at the tail end of the quarter from the March market lows, which left behind much of our portfolio, the majority of which is mid-cap stocks, as the market focused on large-cap growth stocks. The market broadened out as the second quarter progressed, with many of our stocks experiencing significant upward moves, as justified by their improving fundamentals. This trend of outperformance has so far carried into the third quarter. With the "liquidity-driven" rally in the market behind us, we are pleased to see investors returning to fundamentals, enabling our stock picking skills to emerge.

Our holdings in the Technology, Financials, and Health Care sectors were the strongest contributors to performance. In the Technology sector, our holdings in Ceridian, an information services company that provides payroll processing and human resources outsourcing, Agere Systems, a communications chipmaker, and Hewlett-Packard were top performers. Agere, though still unprofitable, narrowed its losses in its second quarter through continued cost cutting and the sale of its optoelectronics business. Management also expressed continued confidence in its third quarter profitability target and stated it may exceed its fiscal year revenue targets. Ceridian reported first quarter profits in line with expectations, and is well positioned to capitalize on strengthening hiring trends as the economy gains momentum. Hewlett Packard reported second quarter revenues and profits that exceeded analysts' estimates. In Financials, Hartford Financial Services Group and Merrill Lynch were top performers as the equity markets continued to rally, and our insurers, Everest Re also produced positive returns following a strong earnings announcement.

Very few holdings hurt portfolio performance more than marginally. Among them was Cambrex, a specialty chemical company focused on the life-sciences area. Cambrex reported quarterly earnings that were less than analysts' expectations; this shortfall was due in part to the loss of a large customer contract (which exemplifies the contraction in the pharmaceutical outsourcing trend that has occurred). We remain comfortable that the company's FDA permitted capacity should continue to be in good demand, even in a worst-case outsourcing scenario.

Since the market bottom in March, however, our mid-cap stocks have been playing catch-up, narrowing the differential between our portfolio and the S&P 500, as their fundamentals continue to play out and the market rewards them. We believe it is starting to become a stock picker's market again, and a stock picker's market is well suited to our opportunistic style and will be the key to performance going forward.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  XL Capital Ltd.                        2.5
 2.  News Corp ADR PRF                      2.5
 3.  Merrill Lynch & Co.                    2.4
 4.  Polo Ralph Lauren Corp.                2.3
 5.  Ceridian Corp.                         2.3
 6.  Bank of New York                       2.3
 7.  Weatherford International
     Inc.                                   2.1
 8.  General Motors Corp. -- CL H           2.1
 9.  Schlumberger Ltd.                      2.1
10.  Hewlett Packard Co.                    2.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Oil, Energy & Natural Gas              12.4
 2.  Computer & Related                     10.1
 3.  Media & Publishing                      6.8
 4.  Insurance                               6.3
 5.  Drugs/Biotechnology                     5.9

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ADVERTISING (0.5%)
    52,000   *DoubleClick Inc. .................  $   481,000
                                                  -----------
             AEROSPACE & DEFENSE (3.4%)
    10,900   Goodrich Corp. ....................      228,900
    25,500   Lockheed Martin Corp. .............    1,213,035
    19,400   Northrop Grumman Corp. ............    1,674,026
                                                  -----------
                                                    3,115,961
                                                  -----------
             AUTOMOTIVE & RELATED (3.1%)
   150,700   *General Motors Corp. CL H ........    1,930,467
    27,700   *Navistar International Corp. .....      903,851
                                                  -----------
                                                    2,834,318
                                                  -----------
             BANKING (4.1%)
    72,500   Bank of New York...................    2,084,375
    33,900   Mellon Financial Corp. ............      940,725
    22,600   *Southwest Bancorp of Texas
              Inc. .............................      734,726
                                                  -----------
                                                    3,759,826
                                                  -----------
             BUSINESS SERVICES (5.0%)
   102,900   *BearingPoint Inc. ................      992,985
   125,900   *Ceridian Corp. ...................    2,136,523
    34,800   Manpower Inc. .....................    1,290,732
    12,100   *Robert Half International Inc. ...      229,174
                                                  -----------
                                                    4,649,414
                                                  -----------
             CHEMICALS (1.5%)
    73,900   IMC Global Inc. ...................      495,869
    42,100   Monsanto Co. ......................      911,044
                                                  -----------
                                                    1,406,913
                                                  -----------
             COMPUTER & RELATED (10.1%)
    73,000   Autodesk Inc. .....................    1,179,680
    87,221   Hewlett Packard Co. ...............    1,857,807
    30,500   *Mentor Graphics Corp. ............      441,640
    42,700   Microsoft Corp. ...................    1,094,828
    72,000   *Network Associates Inc. ..........      912,960
   138,300   *Parametric Technology Corp. ......      417,666
    88,500   *Sybase Inc. ......................    1,231,035
    53,300   Symbol Technologies Inc. ..........      693,433
    13,200   *Synopsys Inc. ....................      817,476
    27,000   *Tech Data Corp. ..................      722,250
                                                  -----------
                                                    9,368,775
                                                  -----------
             CONSUMER PRODUCTS (3.9%)
    28,500   Kimberly Clark.....................    1,485,990
    83,600   Polo Ralph Lauren Corp. ...........    2,156,044
                                                  -----------
                                                    3,642,034
                                                  -----------
             CONTAINERS & PACKAGING (0.7%)
    12,300   Avery Dennison Co. ................      617,460
                                                  -----------
             DIVERSIFIED MANUFACTURING (1.0%)
    56,400   Olin Corp. ........................      964,440
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             DRUGS/BIOTECHNOLOGY (5.9%)
    33,900   Abbott Labs........................  $ 1,483,464
    43,400   Bristol-Meyer Squibb Co. ..........    1,178,310
    53,800   Cambrex Corp. .....................    1,238,476
    45,200   Pfizer Inc. .......................    1,543,580
                                                  -----------
                                                    5,443,830
                                                  -----------
             ELECTRONICS/SEMICONDUCTORS (3.5%)
   412,800   *Agere Systems Inc. CL B...........      949,440
    27,700   *Agilent Technolgies Inc. .........      541,535
   289,000   *Solectron Corp. ..................    1,080,860
    49,700   *Vishay Intertechnology Inc. ......      656,040
                                                  -----------
                                                    3,227,875
                                                  -----------
             FINANCIAL SERVICES (4.2%)
    46,700   AG Edwards Inc. ...................    1,597,140
    48,400   Merrill Lynch & Co. ...............    2,259,312
                                                  -----------
                                                    3,856,452
                                                  -----------
             FORESTRY & PAPER PRODUCTS (4.2%)
    76,300   Boise Cascade Corp. ...............    1,823,570
    56,600   MeadWestvaco Corp. ................    1,398,020
    14,800   Temple-Inland Inc. ................      635,068
                                                  -----------
                                                    3,856,658
                                                  -----------
             INSURANCE (2.4%)
    30,500   *CNA Financial Corp. ..............      750,300
    29,300   Hartford Financial Services........    1,475,548
                                                  -----------
                                                    2,225,848
                                                  -----------
             MEDIA & PUBLISHING (3.4%)
    21,800   Knight Ridder Inc. ................    1,502,674
    28,600   New York Times Co. CL A............    1,301,300
    12,700   *Scholastic Corp. .................      378,206
                                                  -----------
                                                    3,182,180
                                                  -----------
             MEDICAL & RELATED (1.7%)
    79,600   *Apogent Technologies Inc. ........    1,592,000
                                                  -----------
             METALS & MINING (2.0%)
    79,800   Arch Coal Inc. ....................    1,833,804
                                                  -----------
             OIL, ENERGY & NATURAL GAS (11.6%)
    65,391   *FMC Technologies Inc. ............    1,376,481
    55,300   Halliburton Co. ...................    1,271,900
    58,500   *Rowan Cos. Inc. ..................    1,310,400
    40,000   Schlumberger Ltd. .................    1,902,800
    58,100   *Spinnaker Exploration Co. ........    1,522,220
    62,200   *Transocean Sedco Forex Inc. ......    1,366,534
    47,000   *Weatherford International Inc. ...    1,969,300
                                                  -----------
                                                   10,719,635
                                                  -----------
             RESTAURANTS (1.6%)
    53,100   Wendy's International Inc. ........    1,538,307
                                                  -----------
             RETAIL (1.8%)
    49,100   Nordstrom Inc. ....................      958,432
    58,000   *Toys 'R' Us Inc. .................      702,960
                                                  -----------
                                                    1,661,392
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (1.6%)
    41,500   *Fisher Scientific Intl. Inc. .....  $ 1,448,350
                                                  -----------
             TELECOMMUNICATIONS & RELATED (1.5%)
    23,300   Harris Corp. ......................      700,165
    68,700   Motorola Inc. .....................      647,841
                                                  -----------
                                                    1,348,006
                                                  -----------
             TRANSPORTATION (1.6%)
    49,700   CSX Corp. .........................    1,495,473
                                                  -----------
             TOTAL U.S. COMMON STOCKS (80.3%)...  $74,269,951
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (3.1%)
             INSURANCE (3.1%)
    16,100   ACE Ltd. ..........................  $   552,069
    28,000   XL Capital Ltd. ...................    2,324,000
                                                  -----------
                                                    2,876,069
                                                  -----------
             CANADA (1.2%)
             METALS & MINING (1.2%)
    90,500   Placer Dome Inc. ..................    1,110,435
                                                  -----------
             FRANCE (0.8%)
             OIL, ENERGY & NATURAL GAS (0.8%)
     9,700   Total Fina Elf SA..................      735,260
                                                  -----------
             UNITED KINGDOM (1.7%)
             INSURANCE (0.8%)
    24,600   Willis Group Holding Ltd. .........      756,450
             MEDIA & PUBLISHING (0.9%)
    89,800   Pearsons Plc                             862,080
                                                  -----------
             TOTAL UNITED KINGDOM (1.7%)........    1,618,530
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (6.8%)............................  $ 6,340,294
                                                  -----------
             TOTAL COMMON STOCKS (87.1%)........  $80,610,245
                                                  -----------

                                                     FAIR
  SHARES          FOREIGN PREFERRED STOCKS           VALUE
-------------------------------------------------------------
             AUSTRALIA (2.5%)
             MEDIA & PUBLISHING (2.5%)
    91,400   News Corp Adr Prf..................  $ 2,289,570
                                                  -----------
             TOTAL FOREIGN PREFERRED STOCKS
              (2.5%)............................  $ 2,289,570
                                                  -----------

                                                     FAIR
  SHARES            UNIT INVESTMENT TRUST            VALUE
-------------------------------------------------------------
     7,600   *Ishares NASDAQ Biotech Index......  $   509,124
                                                  -----------
             TOTAL UNIT INVESTMENT TRUST
              (0.6%)............................  $   509,124
                                                  -----------

   FACE                                              FAIR
  AMOUNT              SHORT-TERM NOTES              VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (10.6%)
$4,000,000   American Express 1.20%
              07/01/2003.......................  $  4,000,000
 1,402,000   Chevron 1.15% 07/01/2003..........     1,402,000
 4,400,000   G. E. Capital Corp. 1.20%
              07/01/2003.......................     4,400,000
                                                 ------------
             TOTAL SHORT-TERM NOTES (10.6%)....  $  9,802,000
                                                 ------------
             TOTAL HOLDINGS (100.8%) (COST
              $89,293,766) (a).................  $ 93,210,939
                                                 ------------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.8%)..............      (700,986)
                                                 ------------
             NET ASSETS (100.0%)...............  $ 92,509,953
                                                 ============

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,255,673.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $89,293,766)......................  $93,210,939
  Cash......................................       13,464
  Receivable for securities sold............    1,332,162
  Receivable for fund shares sold...........       13,782
  Dividends & accrued interest receivable...       73,072
  Other.....................................          116
                                              -----------
    Total assets............................   94,643,535
                                              -----------
Liabilities:
  Payable for securities purchased..........    1,956,420
  Payable for fund shares redeemed..........       81,387
  Payable for investment management services
    (note 3)................................       61,779
  Accrued professional fees.................        4,499
  Accrued accounting and transfer agent
    fees....................................       21,178
  Accrued printing and proxy fees...........        1,012
  Other accrued expenses....................        7,307
                                              -----------
    Total liabilities.......................    2,133,582
                                              -----------
Net assets..................................  $92,509,953
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 7,621,855
  Paid-in capital in excess of par value....   95,563,217
  Accumulated net realized loss on
    investments.............................  (14,643,581)
  Net unrealized appreciation on
    investments.............................    3,917,173
  Undistributed net investment income.......       51,289
                                              -----------
Net assets..................................  $92,509,953
                                              ===========
Shares outstanding..........................    7,621,855
Net asset value per share...................  $     12.14
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $    38,103
  Dividends (net withholding tax $10,160)....      485,069
                                               -----------
    Total investment income..................      523,172
                                               -----------
Expenses:
  Management fees (note 3)...................      343,114
  Custodian fees.............................        9,111
  Directors' fees............................        3,459
  Professional fees..........................        7,539
  Accounting and transfer agent fees.........       57,725
  Printing and proxy fees....................        6,886
  Other......................................          276
                                               -----------
    Total expenses...........................      428,110
                                               -----------
    Net investment income....................       95,062
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........   (1,301,897)
  Change in unrealized appreciation
    (depreciation) on investments............    9,127,420
                                               -----------
    Net gain on investments..................    7,825,523
                                               -----------
    Net increase in net assets from
      operations.............................  $ 7,920,585
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $     95,062       $    212,132
  Realized loss on investments..............................      (1,301,897)       (12,773,175)
  Change in unrealized appreciation (depreciation) on
    investments.............................................       9,127,420        (11,605,085)
                                                                ------------       ------------
      Net increase (decrease) in net assets from
       operations...........................................       7,920,585        (24,166,128)
                                                                ------------       ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................         (45,726)          (210,151)
  Capital gains distributions...............................               0           (882,758)
                                                                ------------       ------------
      Total dividends and distributions.....................         (45,726)        (1,092,909)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................       3,677,201         21,507,500
  Received from dividends reinvested........................          45,726          1,092,909
  Paid for shares redeemed..................................      (8,486,294)       (15,595,790)
                                                                ------------       ------------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................      (4,763,367)         7,004,619
                                                                ------------       ------------
         Increase (decrease) in net assets..................       3,111,492        (18,254,418)
Net Assets:
  Beginning of year.........................................      89,398,461        107,652,879
                                                                ------------       ------------
  End of year (a)...........................................    $ 92,509,953       $ 89,398,461
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $     51,289       $      1,953
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ---------------------------------------
                                                                (UNAUDITED)         2002       2001       2000       1999
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................       $11.09          $14.06     $14.05     $12.11     $12.92
Income (loss) from investment operations:
  Net investment income.....................................         0.01            0.03       0.07       0.10       0.39
  Net realized & unrealized gain (loss) on investments......         1.05           (2.86)      1.29       3.69       0.42
                                                                   ------          ------     ------     ------     ------
    Total income (loss) from investment
      operations............................................         1.06           (2.83)      1.36       3.79       0.81
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.01)          (0.03)     (0.07)     (0.10)     (0.39)
  Distributions from net realized capital gains.............         0.00           (0.11)     (1.28)     (1.75)     (1.23)
                                                                   ------          ------     ------     ------     ------
    Total distributions.....................................        (0.01)          (0.14)     (1.35)     (1.85)     (1.62)
                                                                   ------          ------     ------     ------     ------
Net asset value, end of period..............................       $12.14          $11.09     $14.06     $14.05     $12.11
                                                                   ======          ======     ======     ======     ======
Total return................................................     9.53%(b)          (20.15)%     9.69%     31.50%      6.46%
Ratios and supplemental data:
Net assets at end of year (millions)........................       $ 92.5          $ 89.4     $107.7     $ 74.0     $ 64.6%
Ratios to average net assets:
  Expenses..................................................         0.98%(a)        0.97%      0.93%      0.96%      0.95%
  Net investment income.....................................         0.22%(a)        0.21%      0.49%      0.76%      2.94%
Portfolio turnover rate.....................................           59%             96%       126%       230%        34%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 OBJECTIVE

The Discovery Portfolio seeks maximum capital growth by investing primarily in common stocks of small- and medium-size companies.

 PERFORMANCE AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                   -8.63%
Five-year                                   3.79%
Since inception (4/30/94)                  10.87%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The opening of the period saw depressed investor optimism and dampened spending, precipitated mostly by the geopolitical uncertainty that blanketed the market for months. However, a mid-March rally, spurred by investors' increased optimism that the Iraqi conflict was moving toward some resolution, renewed interest in equity markets. The strength of this rally carried into the second quarter, buoyed by fairly strong first quarter earnings-reporting, low interest rates, shareholder-friendly tax legislation and continued evidence that the U.S. economy is modestly improving. During the period, the Ohio National Discovery Portfolio returned 12.34%, underperforming its small-cap growth benchmark, the Russell 2000 Growth Index's return of 19.33%.

The most recent market rally has been characterized by many of the smallest market capitalization companies within the Index, or micro-cap stocks, showing the greatest strength. However, the Portfolio, with its large asset base, finds it difficult to take positions in many of these extremely small companies as liquidity prevents the Portfolio from building a meaningful position.

The Portfolio saw strong outperformance on a relative basis from several holdings within the industrials sector including less-economically sensitive holdings such as education-related stocks Education Management Corporation and Corinthian Colleges. Strong performance was also seen from more economically sensitive holdings such as logistics provider Pacer International, Inc. The Portfolio also benefited from select strong performers within the healthcare sector such as Taro Pharmaceutical Industries Limited and Integra LifeSciences Holdings who both posted strong earnings results. In addition, an underweight position versus the Index in the weaker-performing financials sector benefited the Portfolio, as we remain of the belief that this sector could struggle to perform as we near the end of an interest rate easing cycle.

Chief among the negative impacts on the Portfolio's performance during the period was a higher-than-average cash position, which dampened returns the Portfolio might have otherwise seen in the strong market environment. The Portfolio also suffered two fairly large disappointments, with the largest coming from Accredo Health, Inc., a contract pharmacy services company, which fell sharply after guiding down future expectations in part due to challenges related to a recent acquisition. Alloy, Inc., a teen media and direct marketing company, also fell after announcing an earnings shortfall due to unexpected higher fulfillment costs and more promotional activity. Despite seeing strong absolute returns posted by some of the Portfolio's information technology holdings, an underweight position and some disappointing stock selections in this strong-performing sector negatively impacted relative performance during the period.

Our strategy for the Portfolio remains consistent. As the current market environment continues to lead to volatility and sector rotation we believe a strict focus on valuation is of great importance. We will continue to employ our bottom-up research process to seek companies we believe are capable of posting strong future earnings growth at attractive valuations.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[Performance Graph]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The portfolio's holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the portfolio nor the index is open to direct investment.

The Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price to book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity markets.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Stericycle Inc.                        2.1
 2.  Medicis Pharmaceutical CL A            2.1
 3.  Fisher Scientific Intl. Inc.           2.0
 4.  Advance Auto Parts Inc.                1.9
 5.  Harman International Inds. Inc.        1.9
 6.  Jacobs Engineering Group Inc.          1.9
 7.  Education Management Corp.             1.8
 8.  Ruby Tuesday Inc.                      1.8
 9.  National-Oilwell Inc.                  1.8
10.  LeapFrog Enterprises Inc.              1.7

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Retail                                10.1
 2.  Medical & Related                      8.5
 3.  Drugs/Biotechnology                    8.1
 4.  Computer & Related                     7.6
 5.  Telecommunication & Related            5.5

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             AEROSPACE & DEFENSE (0.5%)
    14,325   *FLIR Systems Inc. ................  $   431,326
                                                  -----------
             BANKING (0.7%)
    17,150   *Southwest Bancorp of Texas
              Inc. .............................      557,546
                                                  -----------
             BROADCAST RADIO & TV (1.5%)
    67,550   *Radio One Inc. CL D...............    1,197,661
                                                  -----------
             BUILDING & CONSTRUCTION (1.9%)
    34,650   *Jacobs Engineering Group Inc. ....    1,460,496
                                                  -----------
             BUSINESS SERVICES (3.1%)
    15,475   *FTI Consulting Inc. ..............      386,411
    13,250   *Getty Images Inc. ................      547,225
    32,175   *Kroll Inc. .......................      868,403
    33,300   *Macrovision Corp. ................      663,336
                                                  -----------
                                                    2,465,375
                                                  -----------
             CHEMICALS (0.5%)
     8,925   Valspar Corp. .....................      376,813
                                                  -----------
             COMPUTER & RELATED (7.6%)
     9,150   *Ansys Inc. .......................      286,038
    40,000   *Avocent Corp. ....................    1,195,600
    23,325   *Cadence Design Systems Inc. ......      281,300
    16,000   *Documentum Inc. ..................      314,720
     7,875   *Emulex Corp. .....................      179,314
    24,025   *FileNET Corp. ....................      432,450
    13,950   *Hyperion Solutions Corp. .........      470,534
    30,825   *ManTech International Corp. ......      591,532
    40,750   *NetIQ Corp. ......................      631,625
     9,925   Reynolds & Reynolds Co. CL A.......      283,458
    36,650   *Secure Computing Corp. ...........      320,321
    54,300   *Sonic Solutions...................      468,066
    21,275   *United Online Inc. ...............      539,108
                                                  -----------
                                                    5,994,066
                                                  -----------
             CONSUMER PRODUCTS (4.9%)
    19,300   *Columbia Sportswear Co. ..........      992,020
    38,875   Dial Corp. ........................      756,119
    22,000   *Furniture Brands Intl. Inc. ......      574,200
    19,250   Harman International Inds. Inc. ...    1,523,445
                                                  -----------
                                                    3,845,784
                                                  -----------
             DRUGS/BIOTECHNOLOGY (6.7%)
    46,100   *Andrx Corp. ......................      919,695
    38,150   *Integra LifeSciences Hldgs.
              Inc. .............................    1,005,634
    10,325   *KV Pharmaceutical Co. CL A........      287,035
    28,500   Medicis Pharmaceutical Corp. CL
              A.................................    1,615,950
    10,250   *MGI Pharma Inc. ..................      264,040
     9,775   *Pharmaceutical Resources Inc. ....      475,652
    34,675   *SICOR Inc. .......................      705,289
                                                  -----------
                                                    5,273,295
                                                  -----------
             EDUCATION (3.2%)
    17,225   *Corinthian Colleges Inc. .........      832,140
    27,125   *Education Management Corp. .......    1,442,508
     3,300   Strayer Education Inc. ............      262,515
                                                  -----------
                                                    2,537,163
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             ELECTRONICS/SEMICONDUCTORS (5.2%)
    65,000   *Aeroflex Inc. ....................  $   503,100
    20,000   Ametek Inc. .......................      733,000
    48,550   *Brooks Automation Inc. ...........      553,470
    11,625   *Coherent Inc. ....................      282,139
    12,550   *Cree Inc. ........................      203,561
    43,850   *Entegris Inc. ....................      591,537
    22,800   *Fairchild Semiconductor Intl. CL
              A.................................      291,612
    33,475   *FEI Co. ..........................      628,326
     1,450   *Power Integrations Inc. ..........       35,249
    17,550   *Semtech Corp. ....................      250,087
                                                  -----------
                                                    4,072,081
                                                  -----------
             ENTERTAINMENT & LEISURE (3.1%)
    41,700   *LeapFrog Enterprises Inc. ........    1,326,477
    18,475   Polaris Industries Inc. ...........    1,134,365
                                                  -----------
                                                    2,460,842
                                                  -----------
             FOOD, BEVERAGE & TOBACCO (2.2%)
    20,225   *American Italian Pasta Co. .......      842,371
    18,375   *Constellation Brands Inc. CL A....      576,975
    10,375   *United Natural Foods Inc. ........      294,235
                                                  -----------
                                                    1,713,581
                                                  -----------
             HOTELS & CASINOS (2.1%)
    70,225   *Boyd Gaming Corp. ................    1,212,084
    14,525   *Choice Hotels Intl. Inc. .........      396,678
                                                  -----------
                                                    1,608,762
                                                  -----------
             INSURANCE (2.1%)
    33,800   *Amerigroup Corp. .................    1,257,360
     7,575   *PacifiCare Health Systems.........      373,675
                                                  -----------
                                                    1,631,035
                                                  -----------
             MEDICAL & RELATED (8.5%)
    64,675   *Alaris Medical Systems Inc. ......      837,541
    11,800   *Community Health Systems Inc. ....      227,622
    11,975   Cooper Cos. Inc. ..................      416,371
    17,550   *Henry Schein Inc. ................      921,550
    25,012   *Odyssey Healthcare Inc. ..........      925,444
    33,375   Omnicare Inc. .....................    1,127,741
     8,150   *Patterson Dental Co. .............      369,847
    19,400   *ResMed Inc. ......................      760,480
    43,800   *Select Medical Corp. .............    1,087,554
                                                  -----------
                                                    6,674,150
                                                  -----------
             OIL, ENERGY & NATURAL GAS (5.1%)
    10,425   CARBO Ceramics Inc. ...............      388,331
    63,175   *National-Oilwell Inc. ............    1,389,850
    17,950   *Pioneer Natural Resources Co. ....      468,495
    19,900   *Pride International Inc. .........      374,518
    10,575   *Quicksilver Resources Inc. .......      253,271
    67,350   *Superior Energy Services Inc. ....      638,478
    16,575   Tidewater Inc. ....................      486,807
                                                  -----------
                                                    3,999,750
                                                  -----------
             RENTAL SERVICES & EQUIPMENT (0.6%)
     5,775   *Rent-A-Center Inc. ...............      437,802
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             RESTAURANTS (3.5%)
    15,850   *Krispy Kreme Doughnuts Inc. ......  $   652,703
    20,300   *Rare Hospitality Intl. Inc. ......      659,547
    58,100   Ruby Tuesday Inc. .................    1,436,813
                                                  -----------
                                                    2,749,063
                                                  -----------
             RETAIL (10.1%)
    25,100   *Advance Auto Parts Inc. ..........    1,528,590
    23,625   *Cost Plus Inc. ...................      842,704
    17,975   Fastenal Co. ......................      610,072
    20,025   *Finish Line Inc. CL A ............      448,961
    63,675   *Hollywood Entertainment ..........    1,095,210
    34,880   *Insight Enterprises Inc. .........      348,800
    51,425   *Movie Gallery Inc. ...............      958,048
    19,125   *Petco Animal Supplies Inc. .......      416,925
    19,525   *Tractor Supply Co. ...............      924,704
    24,150   *Tuesday Morning Corp. ............      635,145
     3,625   *Whole Foods Market Inc. ..........      172,296
                                                  -----------
                                                    7,981,455
                                                  -----------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (3.2%)
     8,025   *Bio-Rad Laboratories Inc. CL A          444,184
    45,150   *Fisher Scientific Intl. Inc. .....    1,575,735
    14,600   *Mettler-Toledo Intl. Inc. ........      535,090
                                                  -----------
                                                    2,555,009
                                                  -----------
             TELECOMMUNICATIONS & RELATED (5.5%)
    32,575   *Boston Communications Group
              Inc. .............................      550,843
    29,100   Harris Corp. ......................      874,455
    40,525   *Netscreen Technologies Inc. ......      903,708
    34,075   *Polycom Inc. .....................      472,280
    76,775   *Powerwave Technologies Inc. ......      472,934
     9,125   *SafeNet Inc. .....................      256,047
   249,854   *Stratex Networks Inc. ............      779,544
                                                  -----------
                                                    4,309,811
                                                  -----------
             TRANSPORTATION (4.4%)
    10,450   *J.B. Hunt Transport Service
              Inc. .............................      393,652
    64,575   *Pacer International Inc. .........    1,217,885
    32,441   Werner Enterprises Inc. ...........      687,424
    50,825   *Yellow Corp. .....................    1,183,714
                                                  -----------
                                                    3,482,675
                                                  -----------
             WASTE MANAGEMENT (2.4%)
    42,925   *Stericycle Inc. ..................    1,646,603
     6,475   *Waste Connections Inc. ...........      226,948
                                                  -----------
                                                    1,873,551
                                                  -----------
             TOTAL U.S. COMMON STOCKS (88.6%)...  $69,689,092
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (1.2%)
             INSURANCE (1.2%)
    35,400   *Platinum Underwriters Hldgs.
              Inc. .............................  $   960,756
                                                  -----------
             CANADA (0.6%)
             HOTELS & CASINOS (0.6%)
    21,025   Fairmont Hotels & Resorts Inc. ....      491,985
                                                  -----------
             ISRAEL (1.4%)
             DRUGS/BIOTECHNOLOGY (1.4%)
    19,500   *Taro Pharmaceutical Inds. Ltd. ...    1,070,160
                                                  -----------
             UNITED KINGDOM (0.6%)
             TRANSPORTATION (0.6%)
    14,650   UTi Worldwide Inc. ................      451,952
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (3.8%)............................  $ 2,974,853
                                                  -----------
             TOTAL COMMON STOCKS (92.4%)........  $72,663,945
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (8.9%)
$6,982,000   US Bank 0.900% 07/01/03
              Repurchase price $6,982,172
              Collateralized by Freddie Mac
              Mortgage Back Pool #G01505
              Market Value: $7,121,365
              Face Value: $7,168,446
              Due: 01/01/33
              Interest: 5.00%...................  $ 6,982,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (8.9%)............................  $ 6,982,000
                                                  -----------
             TOTAL HOLDINGS (101.3%)
              (COST $72,839,958) (a)............  $79,645,948
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-1.3%)...............   (1,015,415)
                                                  -----------
             NET ASSETS (100.0%)................  $78,630,533
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,501,883.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $72,839,958).....................  $ 79,645,948
  Cash.....................................         3,457
  Receivable for securities sold...........       825,851
  Receivable for fund shares sold..........         1,327
  Dividends & accrued interest
    receivable.............................         4,762
                                             ------------
    Total assets...........................    80,481,345
                                             ------------
Liabilities:
  Payable for securities purchased.........     1,584,667
  Payable for fund shares redeemed.........       172,966
  Payable for investment management
    services (note 3)......................        51,479
  Accrued professional fees................         6,791
  Accrued accounting and transfer agent
    fees...................................        18,350
  Accrued printing and proxy fees..........         7,907
  Other accrued expenses...................         8,652
                                             ------------
    Total liabilities......................     1,850,812
                                             ------------
Net assets.................................  $ 78,630,533
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $  5,756,689
  Paid-in capital in excess of par value...   127,260,039
  Accumulated net realized loss on
    investments............................   (60,933,640)
  Net unrealized appreciation on
    investments............................     6,805,990
  Accumulated net investment loss..........      (258,545)
                                             ------------
Net assets.................................  $ 78,630,533
                                             ============
Shares outstanding.........................     5,756,689
Net asset value per share..................  $      13.66
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest..................................  $     46,669
  Dividends (net withholding tax $95).......        51,531
  Other Income..............................         5,188
                                              ------------
    Total investment income.................       103,388
                                              ------------
Expenses:
  Management fees (note 3)..................       285,722
  Custodian fees............................         8,801
  Directors' fees...........................         2,962
  Professional fees.........................         7,497
  Accounting and transfer agent fees........        47,132
  Printing and proxy fees...................         9,497
  Other.....................................           322
                                              ------------
    Total expenses..........................       361,933
                                              ------------
    Net investment loss.....................      (258,545)
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments..........    (7,859,081)
  Change in unrealized appreciation
    (depreciation) on investments...........    16,694,289
                                              ------------
    Net gain on investments.................     8,835,208
                                              ------------
    Net increase in net assets from
      operation.............................  $  8,576,663
                                              ============

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
Net investment loss.........................................    $  (258,545)       $   (631,470)
  Realized loss on investments..............................     (7,859,081)        (27,905,728)
  Change in unrealized appreciation (depreciation) on
    investments.............................................     16,694,289         (10,441,378)
                                                                -----------        ------------
      Net increase (decrease) in net assets from
       operations...........................................      8,576,663         (38,978,576)
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................      2,420,998           7,316,091
  Paid for shares redeemed..................................     (6,531,151)        (15,806,750)
                                                                -----------        ------------
      Decrease in net assets derived from capital share
       transactions.........................................     (4,110,153)         (8,490,659)
                                                                -----------        ------------
         Increase (decrease) in net assets..................      4,466,510         (47,469,235)
Net Assets:
  Beginning of year.........................................     74,164,023         121,633,258
                                                                -----------        ------------
  End of year...............................................    $78,630,533        $ 74,164,023
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS
                                                                  ENDED                YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2003     ---------------------------------------
                                                               (UNAUDITED)       2002       2001       2000       1999
                                                              -------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................     $12.16         $18.08     $22.14     $31.62     $20.70
Income (loss) from investment operations:
  Net investment loss.......................................      (0.04)         (0.10)     (0.10)     (0.22)     (0.16)
  Net realized and unrealized gain (loss) on investments....       1.54          (5.82)     (3.96)     (3.09)     21.96
                                                                 ------         ------     ------     ------     ------
    Total income (loss) from investment operations..........       1.50          (5.92)     (4.06)     (3.31)     21.80
                                                                 ------         ------     ------     ------     ------
  Less distributions:
    Distributions from net realized capital gains...........       0.00           0.00       0.00      (6.09)    (10.88)
    Returm of capital.......................................       0.00           0.00       0.00      (0.08)      0.00
                                                                 ------         ------     ------     ------     ------
      Total distributions...................................       0.00           0.00       0.00      (6.17)    (10.88)
                                                                 ------         ------     ------     ------     ------
Net asset value, end of year................................     $13.66         $12.16     $18.08     $22.14     $31.62
                                                                 ======         ======     ======     ======     ======
Total return................................................      12.34%(b)     (32.74)%   (18.36)%   (11.22)%   106.46%
Ratios and supplemental data:
Net assets at end of year (millions)........................     $ 78.6         $ 74.2     $121.6     $158.0     $167.9
Ratios to average net assets:
  Expenses..................................................       1.00%(a)       0.96%      0.96%      0.92%      0.89%
  Net investment loss.......................................      (0.71)%(a)     (0.66)%    (0.54)%    (0.64)%    (0.61)%
Portfolio turnover rate.....................................         70%           128%       112%       138%       166%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 OBJECTIVE

The International Small Company Portfolio seeks to provide long-term capital growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at the time of purchase of $5 billion or less.

 PERFORMANCE AS OF JUNE 30, 2003

AVERAGE ANNUAL TOTAL RETURNS:

One-year                                     1.58%
Five-year                                    0.46%
Since inception (3/31/95)                    4.87%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The performance of the MSCI World Ex-U.S.A. Small Cap Index was +22.04% for the first half 2003. All countries had positive contribution to the portfolio's performance. Strong individual country performances (relative to the MSCI Small Cap country indices) were turned in by the United Kingdom +28.2%, Canada +29.2%, and Hong Kong +27.5%. These markets were strong due to a healthy consumer environment and strong energy markets. Weaker markets for the portfolio relative to the index included Japan +16.3% and Australia +14.9%.

PERFORMANCE

For the first half of this year, the Ohio National International Small Company Portfolio had a return of +20.0%, which underperformed the MSCI World ex-US Small Cap Index. The international small cap investor has been rewarded during this period for his patience and determination to stay with his investment strategy and maintain a diversified exposure to this asset class.

Equity markets started the year with continued expectation of the long-awaited economic recovery, which was clouded with the external shocks of the Iraqi war and SARS, especially as it grew from an Asian problem to a worldwide health problem. The markets' inflection point seemed to be at the start of the Iraqi War and has moved upward since. The relatively quick U.S. victory continued to support the markets and global economies. The second quarter proved to be quite buoyant for the portfolio, as especially strong contribution came from our investments in Asia, and specifically from emerging markets. Oil, natural gas, and consumer spending were the underlying themes that lifted the portfolio.

Weak contributors included companies that had announced profit warnings or those that have substantially weakened their business outlook for the year. These underperformers were sold during the first half of the fund's year. The fund's largest geographic exposure is to Japan. Japan provides a fertile ground for small cap investing, however, local individuals and corporate selling of cross-holdings held the market down. Even with a +16.3% contribution, Japan underperformed relative to our investments in other markets.

Fund performance was positively affected by interest rate-sensitive sectors like Financials, Consumer Discretionary, and Information Technology. Investments in Enterprise Inns (pub operator) in United Kingdom, Zapf Creation (doll manufacturer) of Germany, and Angiotech Pharmaceutical (drug manufacturer) of Canada contributed positively to the Fund.

OUTLOOK

We maintain our belief that the U.S. economic recovery is under way. Central banks around the world continue to reduce interest rates to stimulate spending by corporations and individuals. With the Iraqi war officially concluded and largely behind us, the economic data points to an improving environment overall. However, we continue to monitor the employment figures worldwide, as it seems to be the one economic data point that has not yet shown a recovery. We do not anticipate significant changes to the portfolio. While we do not expect the market to roar ahead in the second half of 2003, we do expect to continue to find niche leaders that are attractively priced with promising growth prospects. The market has begun to reward investors in undiscovered and long-overlooked international small cap gems. We will continue to unearth these gems for inclusion in the investment portfolio.

We continue to view the U.S. dollar as potentially weakening to lower levels by year-end. This position leads us to focus on companies that have very strong domestic franchises within their country or region, thereby minimizing trade exposure to the U.S. dollar.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

MSCI World ex-U.S.A. Small Cap Index is created by selecting companies within the market capitalization range of USD $200-800 million. The dollar denominated range is applied across 23 developed markets.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Enterprise Inns PLC                    1.7
 2.  ED & F Man                             1.2
 3.  Molson Cos Ltd. CL A                   1.2
 4.  Zapf Creation AG                       1.1
 5.  Saipem SPA                             1.1
 6.  Esprit Holdings Ltd.                   1.1
 7.  MFI Furniture Group                    1.1
 8.  SNC-Lavalin Group Inc.                 1.0
 9.  Magna International Inc. CL A          1.0
10.  Stada Arzneimittel AG                  1.0

 TOP 5 COUNTRY WEIGHTINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Japan                                 23.8
 2.  Canada                                13.6
 3.  United Kingdom                        12.9
 4.  Germany                                6.7
 5.  Hong Kong                              4.8

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             JAPAN (23.8%)
    20,000   Air Water Inc. (13)................  $    87,866
     9,000   Alps Electric Co. (20).............      115,393
     2,800   Ariake Japan Co. Ltd. (9)..........       83,565
     1,600   Bandai Co. Ltd. (5)................       61,090
    15,000   Brother Industries Ltd. (20).......      103,789
    15,000   Calsonic Kansei Corp. (1)..........       96,786
    14,000   Central Glass Co. Ltd. (3).........       82,398
    26,000   *Chiyoda Corp. (3).................      106,640
     1,700   Drake Beam Morin Japan Inc. (4)....       53,995
     4,800   Familymart Co. (8).................       85,832
     6,600   Fuji Soft ABC Inc. (19)............      118,019
    25,000   Hino Motors Ltd. (1)...............      118,169
    32,000   Hitachi Koki Co. (5)...............      114,976
    39,000   Kawasaki Kisen Kaisha Ltd. (22)....       94,285
        70   *Kennedy-Wilson Japan (16).........      110,875
    49,000   *Kenwood Corp. (5).................      138,068
    24,000   Komatsu Ltd. (3)...................       92,035
     2,400   Komeri Co. Ltd. (17)...............       43,816
    13,000   Konica Corp. (5)...................      148,147
    14,000   Koyo Seiko Co. (3).................      100,254
    31,000   Kyowa Exeo Corp. (3)...............      109,574
     8,300   Matsui Securities Co. Ltd. (6).....       84,761
     1,500   Matsumotokiyoshi (8)...............       63,649
    30,000   Mazda Motor Corp. (1)..............       73,027
    11,000   Minolta Co. (20)...................       77,671
    20,000   Mitsubishi Securities Co. Ltd.
              (6)...............................      121,379
     1,600   Nichii Gakkan Co. (10).............       80,030
    11,000   *Nikon Corp. (18)..................       90,692
     7,100   Nippon System Development Co. Ltd.
              (19)..............................       98,372
     3,500   Nissin Kogyo Co. Ltd. (1)..........       69,589
    30,000   Ntn Corp. (3)......................      111,042
     5,000   Olympus Optical Co. (10)...........      103,581
    10,300   Q. P. Corp. (9)....................       81,401
        23   Round One Corp. (11)...............       57,905
    11,000   Showa Corp. (1)....................      100,413
    18,500   Showa Shell Sekiyu K.K. (7)........      132,942
       125   SKY Perfect Communications Inc.
              (14)..............................       85,553
     7,000   Stanley Electric Co. (1)...........       99,846
    13,100   Takara Co. Ltd. (5)................       83,107
    20,000   Teikoku Oil Co. (7)................       65,358
    26,200   Tokyo Steel Mfg Co (13)............      102,874
     9,000   Toyo Suisan Kaisha (9).............       91,459
    14,000   *Victor Co. of Japan (5)...........      112,159
                                                  -----------
                                                    4,052,382
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             CANADA (13.6%)
     3,400   *Angiotech Pharmaceuticals Inc.
              (15)                                $   137,345
    14,800   C.I. Fund Management Inc. (6)......      125,778
     2,950   Canadian Natural Resources Ltd.
              (7)...............................      117,484
     8,800   Cinram International Inc. (20).....      107,127
     9,900   Domtar Inc. (13)...................      108,561
     2,350   *Dorel Industries Inc. CL B (5)....       68,342
     6,400   Ensign Resource Service Group Inc.
              (7)...............................       95,788
     3,300   Fairmont Hotels & Resorts (11).....       77,220
     5,400   *Glamis Gold Ltd. (13).............       61,096
    10,275   Hudson's Bay Co. (17)..............       71,563
     3,706   Industrial Alliance Life Insurance
              Co. (12)..........................      102,285
     2,600   Magna International Inc. CL A
              (1)...............................      174,785
     7,600   *Masonite International Corp.
              (3)...............................      156,995
     5,000   *Mega Blocks Inc. (5)..............       77,798
     2,700   Methanex Corp. (3).................       28,860
     7,255   Molson Cos. Ltd. CL A (9)..........      196,151
     6,700   Placer Dome Inc. (13)..............       82,209
     6,850   *Research in Motion Ltd. (20)......      148,097
     3,700   *Shoppers Drug Mart Corp. (8)......       71,278
     6,000   SNC-Lavalin Group Inc. (3).........      177,868
     2,897   Talisman Energy Inc. (7)...........      132,009
                                                  -----------
                                                    2,318,639
                                                  -----------
             UNITED KINGDOM (12.9%)
     9,500   Amvescap PLC (6)...................       65,734
    13,600   Bpb Industries (13)................       69,325
     4,377   *Cambridge Antibody Technology
              Group PLC (15)....................       37,518
    11,500   Capita Group PLC (4)...............       43,144
    24,670   Cattles PLC (6)....................      132,598
     8,500   Close Brothers Group PLC (6).......       91,161
    21,950   Enterprise Inns PLC (11)...........      293,945
    25,500   FirstGroup PLC (22)................      114,145
    25,700   Hit Entertainment PLC (14).........      104,931
     6,100   ICAP PLC (6).......................      115,031
     9,940   Man (ED&F) Group PLC (6)...........      196,911
    65,000   Mfi Furniture Group (5)............      178,720
    10,416   Northern Rock PLC (2)..............      123,269
    98,800   Signet Group PLC (17)..............      147,692
    12,800   Smith & Nephew PLC (10)............       74,098
    71,160   *The Carphone Warehouse PLC (17)...      113,740
     9,800   Tibbett & Britten Group PLC (22)...       81,567
    17,010   William Hill PLC (11)..............       80,438
     5,399   Wolverhampton & Dudley Breweries
              PLC (9)...........................       60,363
    26,111   Wood Group (John) PLC (7)..........       77,848
                                                  -----------
                                                    2,202,178
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             GERMANY (6.7%)
     3,150   Celesio AG (10)....................  $   122,254
     2,600   Deutsche Boerse AG (6).............      137,032
     1,390   Krones AG Pfd. (3).................       82,836
     3,290   Medion AG (17).....................      141,665
     5,400   *MLP AG (6)........................       81,847
     1,000   Puma AG Rudolf Dassler Sport (5)...       98,405
     6,812   *Singulus Technologies AG (3)......      116,937
     2,700   Stada Arzneimittel AG (15).........      170,515
     5,180   Zapf Creation AG (5)...............      190,929
                                                  -----------
                                                    1,142,420
                                                  -----------
             HONG KONG (4.8%)
    30,000   ASM Pacific Technology Ltd. (18)...       87,711
    54,000   Citic Pacific Ltd. (3).............       98,675
    57,000   Cosco Pacific Ltd. (22)............       59,936
    76,000   Esprit Holdings Ltd. (17)..........      185,655
    74,000   Techtronic Industries Co. (5)......      124,308
    92,000   Texwinca Holdings Ltd. (5).........       73,144
   134,000   TPV Technology Limited (20)........       46,824
    37,000   Wing Hang Bank Ltd. (2)............      135,933
                                                  -----------
                                                      812,186
                                                  -----------
             ITALY (4.6%)
    10,323   Arnoldo Mondadori Editore (14).....       74,913
     3,300   Campari Group (9)..................      126,371
     4,350   Lottomatica SPA (11)...............       76,622
     7,200   Merloni Elettrodomestici SPA (5)...      106,484
     5,000   Recordati SPA (15).................       89,047
    33,500   Saeco International Group SPA
              (5)...............................      119,246
    25,124   Saipem SPA (7).....................      188,093
                                                  -----------
                                                      780,776
                                                  -----------
             SPAIN (3.5%)
     3,920   ACS Actividades de Constuccion y
              Servicios SA (3)..................      167,217
    17,500   Amadeus Global Travel Distribution
              (19)..............................      100,271
    11,380   Corp Mapfre SA (12)................      121,524
     2,850   Grupo Ferrovial SA (3).............       77,395
     5,500   Indra Sistemas SA (19).............       55,891
    11,990   *Zeltia SA (15)....................       80,953
                                                  -----------
                                                      603,251
                                                  -----------
             FRANCE (3.4%)
     2,300   Dassault Systemes SA (19)..........       75,532
     1,800   Essilor International SA (10)......       72,505
     7,404   *JC Decaux SA (14).................       92,668
     3,610   *Neopost SA (20)...................      153,372
    19,000   *Silicon-On-Insulator Technologies
              (SOITEC) (20).....................      113,011
     1,200   Vinci (3)..........................       80,952
                                                  -----------
                                                      588,040
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             SWEDEN (3.2%)
    15,600   *Capio AB (10).....................  $   130,505
     6,670   *Elekta AB CL B (10)...............       82,450
    13,000   Eniro AB (14)......................      111,189
     5,370   Getinge AB CL B (10)...............      142,482
    11,500   Swedish Match AB (9)...............       86,872
                                                  -----------
                                                      553,498
                                                  -----------
             NETHERLANDS (2.9%)
     8,800   *ASM Lithography Holding (18)......       83,565
     5,100   Euronext (6).......................      126,433
     3,043   IHC Caland (7).....................      155,349
     5,700   *Qiagen (15).......................       47,844
     9,300   Vedior (4).........................       84,255
                                                  -----------
                                                      497,446
                                                  -----------
             SOUTH KOREA (2.7%)
    12,800   *Anam Semiconductor Inc. (18)......       42,863
     4,100   Cheil Industries Inc. (5)..........       56,634
     5,700   DaeDuck GDS Co. Ltd. (20)..........       56,547
     2,300   LG Chem Ltd. (13)..................       92,424
     1,100   NHN Corp. (19).....................      135,831
     1,090   Samsung SDI Co. Ltd. (20)..........       82,583
                                                  -----------
                                                      466,882
                                                  -----------
             AUSTRALIA (2.7%)
    13,700   Amcor Ltd. (13)....................       74,673
    27,172   Boral Ltd. (13)....................       92,290
    36,000   Pacifica Group Ltd. (1)............       89,411
    11,800   Patrick Corp. Ltd. (22)............       99,405
    21,200   Toll Holdings Ltd. (22)............      100,752
                                                  -----------
                                                      456,531
                                                  -----------
             SWITZERLAND (2.6%)
     1,800   *Actelion Ltd. (15)................      119,876
       185   Givaudan SA (13)...................       77,857
       798   Kuehne & Nagel International AG
              (22)..............................       58,624
     1,620   *Logitech International SA (20)....       60,762
       630   Swatch Group AG CL B (5)...........       57,097
       300   Valora Holding AG (17).............       61,356
                                                  -----------
                                                      435,572
                                                  -----------
             IRELAND (1.8%)
    16,400   Anglo Irish Bank Corp. PLC (2).....      144,513
     2,120   DePfa Bank PLC (6).................      162,611
                                                  -----------
                                                      307,124
                                                  -----------
             DENMARK (1.7%)
       810   Coloplast CL B (10)................       62,581
     1,500   Danisco A/S (9)....................       58,757
     6,050   Novozymes A/S CL B (13)............      168,274
                                                  -----------
                                                      289,612
                                                  -----------
             PORTUGAL (1.5%)
    22,190   Brisa Auto Estradas de Portugal SA
              (22)..............................      124,850
    53,000   *Impresa-Sociedade Gestora de
             Participacoes SA (14)..............      135,103
                                                  -----------
                                                      259,953
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             RUSSIA (1.5%)
     4,700   JSC Mining and Smelting Co. Norilsk
              Nickel ADR (13)...................  $   162,855
     2,050   *Vimpel-Communications (21)........       95,202
                                                  -----------
                                                      258,057
                                                  -----------
             GREECE (0.7%)
     5,200   Greek Organization of Football
              Prognostics (11)..................       53,022
     3,400   Public Power Corp. (23)............       61,294
                                                  -----------
                                                      114,316
                                                  -----------
             SINGAPORE & MALAYSIAN (0.6%)
    39,600   Keppel Corp. Ltd. (6)..............      110,209
                                                  -----------
             BERMUDA (0.6%)
    10,000   *Golar LNG Ltd. (22)...............      103,750
                                                  -----------
             ISRAEL (0.5%)
     4,400   *Check Point Software Technologies
              Ltd. (19).........................       86,020
                                                  -----------
             THAILAND (0.4%)
   540,000   Amata Corp. Public Co. Ltd. (16)...       61,839
                                                  -----------
             VENEZUELA (0.1%)
     1,800   Compania Anonima Nacional Telefonos
              de Venezuela ADR CL D (21)........       22,482
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (96.8%)...........................  $16,523,163
                                                  -----------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS              VALUE
-------------------------------------------------------------
             TECHNOLOGY HARDWARE & EQUIPMENT (0.5%)
     2,190   *UTStarcom Inc.(20)................  $    77,898
                                                  -----------
             TOTAL U.S. COMMON STOCKS (0.5%)....  $    77,898
                                                  -----------
             TOTAL COMMON STOCKS (97.3%)........  $16,601,061
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (1.3%)
$  213,000   State Street Bank 0.100% due
              07/1/03
              Repurchase price $213,001
              Collateralized by U.S. Treasury
              Note
              Market Value: $222,507
              Face Value: $145,000
              Due: 05/15/20
              Interest: 8.750%..................  $   213,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (1.3%)............................  $   213,000
                                                  -----------
             TOTAL HOLDINGS (98.6%)
              (COST $13,919,486) (a)............  $16,814,061
                                                  -----------
             CASH & RECEIVABLES,
              NET OF LIABILITIES (1.4%).........      240,671
                                                  -----------
             NET ASSETS (100.0%)................  $17,054,732
                                                  ===========

---------------

  *  Represents non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $28,573.

INDUSTRY CLASSIFICATIONS

  (1)  Automobiles & Components.......  4.8%
  (2)  Banks..........................  2.4%
  (3)  Capital Goods..................  9.3%
  (4)  Commercial Services &
       Supplies.......................  1.0%
  (5)  Consumer Durables & Apparel....  10.6%
  (6)  Diversified Financials.........  9.1%
  (7)  Energy.........................  5.7%
  (8)  Food & Staples Retailing.......  1.3%
  (9)  Food Beverage & Tobacco........  4.6%
 (10)  Healthcare Equipment &
       Services.......................  5.1%
 (11)  Hotels Restaurants & Leisure...  3.7%
 (12)  Insurance......................  1.3%
 (13)  Materials......................  6.9%
 (14)  Media..........................  3.5%
 (15)  Pharmaceuticals &
       Biotechnology..................  4.0%
 (16)  Real Estate....................  1.0%
 (17)  Retailing......................  4.5%
 (18)  Semiconductors & Equipment.....  1.8%
 (19)  Software & Services............  3.9%
 (20)  Technology Hardware &
       Equipment......................  6.7%
 (21)  Telecommunication Services.....  0.7%
 (22)  Transportation.................  5.0%
 (23)  Utilities......................  0.4%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $13,919,486)......................  $16,814,061
  Cash......................................       55,296
  Receivable for securities sold............      214,592
  Receivable for fund shares sold...........          143
  Dividends & accrued interest receivable...       64,210
  Other.....................................          789
                                              -----------
    Total assets............................   17,149,091
                                              -----------
Liabilities:
  Payable for fund shares redeemed..........       37,898
  Payable for investment management services
    (note 3)................................       14,008
  Accrued accounting, transfer agent and
    custody fees............................       22,668
  Accrued printing, proxy and filing
    expenses................................        5,755
  Accrued professional fees.................       11,796
  Other accrued expenses....................        2,234
                                              -----------
    Total liabilities.......................       94,359
                                              -----------
Net assets..................................  $17,054,732
                                              ===========
Net assets consist of:
  Par value, $1 per share...................    1,777,779
  Paid-in capital in excess of par value....   20,103,227
  Accumulated net realized loss on
    investments.............................   (7,769,012)
  Net unrealized appreciation (depreciation)
    on:
    Investments.............................    2,894,575
    Foreign currency related transactions...        3,893
  Undistributed net investment income.......       44,270
                                              -----------
Net assets..................................  $17,054,732
                                              ===========
Shares outstanding..........................    1,777,779
Net asset value per share...................  $      9.59
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $      798
  Dividends (net of $23,366 foreign taxes
    withheld)................................     201,129
                                               ----------
    Total investment income..................     201,927
                                               ----------
Expenses:
  Management fees (note 3)...................      75,193
  Custodian Fees.............................      35,548
  Directors' fees............................         744
  Professional fees..........................       5,527
  Accounting and transfer agent fees.........      18,015
  Printing and proxy fees....................       1,156
  Other......................................          12
                                               ----------
    Total expenses...........................     136,195
                                               ----------
    Net investment income....................      65,732
                                               ----------
Realized & unrealized gain (loss) on
  investments and foreign currency:
  Net realized gain (loss) on:
    Investments..............................       8,007
    Foreign currency related transactions....     (21,462)
  Change in unrealized appreciation
    (depreciation) on:
    Investments..............................   2,839,916
    Foreign currency related transactions....       2,356
                                               ----------
      Net gain on investments................   2,828,817
                                               ----------
      Net increase in net assets from
         operations..........................  $2,894,549
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED            YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    65,732        $      4,582
  Realized loss on investments and foreign currency
    transactions............................................        (13,455)         (2,215,511)
  Change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........      2,842,272            (141,340)
                                                                -----------        ------------
      Net increase (decrease) in net assets from
       operations...........................................      2,894,549          (2,352,269)
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................      2,216,302          62,021,617
  Paid for shares redeemed..................................     (2,891,814)        (63,730,602)
                                                                -----------        ------------
    Decrease in net assets derived from capital share
     transactions...........................................       (675,512)         (1,708,985)
                                                                -----------        ------------
      Increase (decrease) in net assets.....................      2,219,037          (4,061,254)
Net Assets:
  Beginning of year.........................................     14,835,695          18,896,949
                                                                -----------        ------------
  End of year (a)...........................................    $17,054,732        $ 14,835,695
                                                                ===========        ============
(a) Includes undistributed (distributions in excess of) net
  investment income of......................................    $    44,270        $     (5,614)
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ---------------------------------------
                                                                (UNAUDITED)         2002       2001       2000       1999
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................       $7.99           $ 9.40     $13.29     $20.25     $10.76
Income (loss) from investment operations:
  Net investment income (loss)..............................        0.03             0.00      (0.04)     (0.18)     (0.20)
  Net realized & unrealized gain (loss) on investments and
    foreign currency transactions...........................        1.57            (1.41)     (3.85)     (5.89)     11.81
                                                                   -----           ------     ------     ------     ------
    Total income (loss) from investment operations..........        1.60            (1.41)     (3.89)     (6.07)     11.61
                                                                   -----           ------     ------     ------     ------
  Less distributions:
    Distributions from net realized capital gains & foreign
      currency related transactions.........................        0.00             0.00       0.00      (0.89)     (2.12)
      Total distributions...................................        0.00             0.00       0.00      (0.89)     (2.12)
                                                                   -----           ------     ------     ------     ------
Net asset value, end of year................................       $9.59           $ 7.99     $ 9.40     $13.29     $20.25
                                                                   =====           ======     ======     ======     ======
Total return................................................       20.03%(b)       (15.00)%   (29.28)%   (30.27)%   108.51%
Ratios and supplemental data:
  Net assets at end of year (millions)......................       $17.1           $ 14.8     $ 18.9     $ 30.6     $ 38.1
  Ratios to average net assets:
    Expenses................................................        1.80%(a)         1.56%      1.79%      1.63%      2.06%
    Net investment income (loss)............................        0.99%(a)         0.03%    (0.35)%     (0.98)%    (1.44)%
Portfolio turnover rate.....................................          32%              92%       221%       251%       314%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 OBJECTIVE

The principal investment objective of the Aggressive Growth Portfolio is to seek capital growth by investing in equity securities with attractive growth opportunities.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURNS:
One-year                                    -3.09%
Five-year                                  -15.62%
Since inception (3/31/95)                   -4.82%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

All three major stock market indices ended the period in positive territory, with the Dow Jones Industrial Average gaining 9.02%, the broad-based Standard & Poor's 500 Index adding 11.76%, and the growth-oriented Nasdaq Composite Index climbing 21.51% for the six months.

Although the indices performed solidly, most stocks struggled at the start of the year amid a slowing economic recovery and a looming war with Iraq. Hostilities began in mid-March and the market bounced back, followed by a rebound in consumer confidence, which had plunged to nine-year lows. Activity in the manufacturing and services sectors continued to produce mixed results, providing little in the way of clarity about the future direction of the economy as a whole.

Meanwhile, the housing market remained robust, but unemployment inched higher as job growth remained elusive. The Federal Reserve cut short-term interest rates by 0.25% in late June, stating the economy had grown at a "sub par" pace following the end to the war in Iraq. Against this backdrop, the Portfolio gained 13.46% for the six months ended June 30, 2003, while its benchmark, the S&P 500 Index, gained 11.76%.

Turning to the holdings that most impacted performance, our largest single detractor was aerospace and defense contractor General Dynamics. Optical equipment manufacturer Ciena also hurt the Portfolio's results, as did Motorcycle manufacturer and merchandiser Harley-Davidson. Other stocks that worked against us included our holdings of Cardinal Health, a healthcare product and services company, and Pactiv Corp., a global provider of specialty-packaging and consumer products.

On the plus side, Internet portal Yahoo! was our strongest contributor during the period. Our holdings in biotechnology companies Amgen and Genentech also helped boost the Portfolio's results. Rounding out our list of top-five performers were hotelier Four Seasons and drug company Teva Pharmaceuticals.

From a sector standpoint, the information technology and healthcare groups were our biggest positive contributors on an absolute basis. We maintained substantial exposure to both of these groups during the period. Detracting from our absolute results were our holdings in the materials category. Although telecommunications services stocks advanced slightly, that sector represented the second worst-performing group for the period. Both telecommunications services and materials represent sectors in which only a small portion of the Portfolio's assets were invested during the period.

On a relative basis, select stocks in information technology, an area that outpaced the market in general during the six months, also contributed. Although compared to the index we were slightly overweight in the healthcare sector, which, as a group, turned in solid results, our relative gains came from a number of well-chosen stocks in this industry. By contrast, the disappointing returns posted by our holdings in the materials industry, which I mentioned previously as a poor absolute performer, also made this one of our weakest relative performers. Our lack of exposure to the utilities sector, which, as a group, turned in solid results during the period, also hurt our relative results.

Going forward, we will continue to emphasize companies able to demonstrate consistent growth in a lackluster economy as well as those we believe might benefit from a reinvigorated economic environment. We remain focused on quality of earnings and favor businesses that we believe can generate respectable operating margins in a difficult climate. At the same time, we are trying to avoid investments where we have yet to see stabilization in fundamentals.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Maxim Integrated Products
     Inc.                                   2.6
 2.  AOL Time Warner Inc.                   2.5
 3.  Avon Products Inc.                     2.5
 4.  Cisco Systems Inc.                     2.4
 5.  Medtronic Inc.                         2.4
 6.  Pfizer Inc.                            2.2
 7.  Fiserv Inc.                            2.1
 8.  Colgate Palmolive Co.                  2.0
 9.  Amgen Inc.                             2.0
10.  Southwest Airlines Co.                 2.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Drugs/Biotechnology                     9.4
 2.  Computer & Related                      7.8
 3.  Electronics/Semiconductors              6.9
 4.  Oil, Energy & Natural Gas               6.3
 5.  Transportation                          6.0

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           AEROSPACE & DEFENSE (2.2%)
   3,710   Lockheed Martin Corp. ...............  $   176,485
   2,015   United Technologies Corp. ...........      142,722
                                                  -----------
                                                      319,207
                                                  -----------
           AUTOMOTIVE & RELATED (1.0%)
   3,675   Harley-Davidson Inc. ................      146,486
                                                  -----------
           BANKING (4.5%)
   3,860   Bank Of New York.....................      110,975
   5,925   Citigroup Inc. ......................      253,590
   2,420   Fifth Third Bancorp. ................      138,956
   3,370   Northern Trust.......................      140,192
                                                  -----------
                                                      643,713
                                                  -----------
           BROADCAST & CABLE TV (3.6%)
   4,360   *Clear Channel Communications........      184,820
   8,120   *Comcast Corp. CL A Special..........      235,399
   2,345   *InterActiveCorp. ...................       92,229
                                                  -----------
                                                      512,448
                                                  -----------
           BUSINESS SERVICES (3.0%)
   5,550   *Cendant Corp. ......................      139,415
   7,610   Manpower Inc. .......................      205,850
   1,560   Moody's Corp. .......................       82,228
                                                  -----------
                                                      427,493
                                                  -----------
           COMPUTER & RELATED (6.9%)
   2,970   *Dell Computer Corp. ................       94,565
   8,572   *Fiserv Inc. ........................      305,249
   3,115   *Intuit Inc. ........................      138,898
   4,340   MicrosoftCorp. ......................      111,278
   3,705   *Veritas Software Corp. .............      106,519
   7,295   *Yahoo! Inc. ........................      238,546
                                                  -----------
                                                      995,055
                                                  -----------
           CONSUMER PRODUCTS (5.3%)
   5,830   Avon Products Inc. ..................      362,626
   5,015   Colgate Palmolive Co. ...............      290,619
   2,955   Estee Lauder Cos. Inc. ..............       99,081
                                                  -----------
                                                      752,326
                                                  -----------
           CONTAINERS & PACKAGING (2.0%)
   3,040   Ball Corp. ..........................      138,350
   7,270   *Pactiv Corp. .......................      143,292
                                                  -----------
                                                      281,642
                                                  -----------
           DIVERSIFIED MANUFACTURING (0.8%)
     915   3M Co. ..............................      118,017
                                                  -----------
           DRUGS/BIOTECHNOLOGY (4.9%)
   4,370   *Amgen Inc. .........................      290,343
   1,500   *Genentech Inc. .....................      108,180
   9,060   Pfizer Inc. .........................      309,399
                                                  -----------
                                                      707,922
                                                  -----------

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           ELECTRONICS/SEMICONDUCTORS (6.4%)
  15,630   *Applied Materials Inc. .............  $   247,579
  11,120   Maxim Integrated Products Inc. ......      379,192
   1,605   *Qlogic Corp. .......................       77,425
  12,410   Texas Instruments Inc. ..............      218,416
                                                  -----------
                                                      922,612
                                                  -----------
           FINANCIAL SERVICES (3.9%)
   3,780   Fannie Mae...........................      254,923
   3,440   H & R Block Inc. ....................      148,780
   4,065   SLM Corp. ...........................      159,226
                                                  -----------
                                                      562,929
                                                  -----------
           FOOD, BEVERAGE & TOBACCO (1.0%)
   4,640   Sysco Corp. .........................      139,386
                                                  -----------
           HOTELS & CASINOS (1.9%)
   3,755   *MGM Mirage..........................      128,346
   5,210   Starwood Hotels & Resorts Worldwide
            Inc. ...............................      148,954
                                                  -----------
                                                      277,300
                                                  -----------
           INSURANCE (4.1%)
   3,410   Marsh & McLennan Co. ................      174,149
   4,350   MGIC Investment Corp. ...............      202,884
   4,310   UnitedHealth Group Inc. .............      216,578
                                                  -----------
                                                      593,611
                                                  -----------
           MEDIA & PUBLISHING (3.2%)
  22,570   *AOL Time Warner Inc. ...............      363,151
   2,210   New York Times CL A..................      100,555
                                                  -----------
                                                      463,706
                                                  -----------
           MEDICAL & RELATED (3.2%)
   7,055   Medtronic Inc. ......................      338,428
   2,740   *Zimmer Holdings Inc. ...............      123,437
                                                  -----------
                                                      461,865
                                                  -----------
           OIL, ENERGY & NATURAL GAS (1.8%)
   2,410   Anadarko Petroleum Corp. ............      107,173
   4,050   Exxon Mobil Corp. ...................      145,436
                                                  -----------
                                                      252,609
                                                  -----------
           PERSONAL SERVICES (1.0%)
   3,040   *Weight Watchers International
            Inc. ...............................      138,289
                                                  -----------
           RETAIL (3.9%)
   4,865   *Costco Wholesale Corp. .............      178,059
   3,610   *Kohl's Corp. .......................      185,482
   1,355   Wal-Mart Stores Inc. ................       72,722
   2,650   *Whole Foods Market Inc. ............      125,954
                                                  -----------
                                                      562,217
                                                  -----------
           TELECOMMUNICATIONS & RELATED (3.1%)
  18,245   *Ciena Corp. ........................       94,327
  20,500   *Cisco Systems Inc. .................      344,195
                                                  -----------
                                                      438,522
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           TRANSPORTATION (5.0%)
   3,710   C. H. Robinson Worldwide Inc. .......  $   131,334
   1,295   *Iron Mountain Inc. .................       48,032
  16,785   Southwest Airlines Co. ..............      288,702
   3,790   United Parcel Services CL B..........      241,423
                                                  -----------
                                                      709,491
                                                  -----------
           TOTAL U.S. COMMON STOCKS (72.7%).....  $10,426,846
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (0.5%)
             ELECTRONICS/SEMICONDUCTORS (0.5%)
     2,190   *Marvell Technology Group Ltd. ....  $    75,226
                                                  -----------
             CANADA (4.4%)
             HOTEL & CASINOS (2.5%)
     3,780   Fairmont Hotels & Resorts Inc. ....       88,452
     6,340   Four Seasons Hotels Inc. ..........      274,268
                                                  -----------
                                                      362,720
                                                  -----------
             OIL, ENERGY & NATURAL GAS (1.9%)
     7,104   *EnCana Corp. .....................      270,315
                                                  -----------
             TOTAL CANADA (4.4%)................      633,035
                                                  -----------
             FINLAND (1.2%)
             TELECOMMUNICATIONS & RELATED (1.2%)
    10,780   Nokia Corp. ADR....................      177,115
                                                  -----------
             FRANCE (1.6%)
             OIL, ENERGY & NATURAL GAS (1.6%)
     2,965   Total Fina Elf ADR.................      224,747
                                                  -----------
             IRELAND (1.0%)
             TRANSPORTATION (1.0%)
     3,140   *Ryanair Holdings Plc ADR..........      141,049
                                                  -----------
             ISRAEL (2.3%)
             COMPUTER & RELATED (0.9%)
     6,990   *Check Point Software Technologies
              Ltd. .............................      136,306
                                                  -----------
             DRUGS/BIOTECHNOLOGY (1.4%)
     3,425   Teva Pharmaceutical Inds. Inc.
              ADR...............................      194,985
                                                  -----------
             TOTAL ISRAEL (2.3%)................      331,291
                                                  -----------
             SWITZERLAND (3.1%)
             DRUGS/BIOTECHNOLOGY (3.1%)
     4,960   Alcon Inc. ........................      226,672
     2,692   *Roche Holding AG..................      211,166
                                                  -----------
             TOTAL SWITZERLAND (3.1%)...........      437,838
                                                  -----------

                                                     FAIR
  SHARES            FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             UNITED KINGDOM (1.1%)
             TELECOMMUNICATIONS & RELATED (1.1%)
     8,080   Vodafone Group Plc ADR.............  $   158,772
                                                  -----------
             TOTAL FOREIGN COMMON STOCKS
              (15.2%)...........................  $ 2,179,073
                                                  -----------
             TOTAL COMMON STOCKS (87.9%)........  $12,605,919
                                                  -----------

   FACE                                              FAIR
  AMOUNT           LONG-TERM BONDS & NOTES           VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (0.5%)
$   77,000   Trump Holdings & Funding
             11.625% 03/15/10...................  $    70,455
                                                  -----------
             OIL, ENERGY & NATURAL GAS (1.0%)
   150,000   EL Paso Corp.7.000% 5/15/11........      144,000
                                                  -----------
             TOTAL LONG-TERM NOTES (1.5%).......  $   214,455
                                                  -----------

   FACE                                              FAIR
  AMOUNT              SHORT-TERM NOTES               VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (10.5%)
$1,500,000   FNMA Discount Note 0.95% due
              07/01/03..........................  $ 1,500,000
                                                  -----------
             TOTAL SHORT-TERM NOTES (10.5%).....  $ 1,500,000
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (0.5%)
$   74,000   US Bank 0.900% 07/01/03
              Repurchase price $74,002
              Collateralized by Freddie Mac
              Mortgage Back Pool #G01505
              Market Value: $75,477
              Face Value: $75,976
              Due: 01/01/33
              Interest: 5.00%...................  $    74,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (0.5%)............................  $    74,000
                                                  -----------
             TOTAL HOLDINGS (100.4%)
              (COST $13,472,266)(a).............  $14,394,374
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-0.4%)...............      (56,548)
                                                  -----------
             NET ASSETS (100.0%)................  $14,337,826
                                                  ===========

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $127,344.
   ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $13,472,266)......................  $ 14,394,374
  Cash......................................           399
  Receivable for securities sold............         2,447
  Receivable for fund shares sold...........         1,416
  Dividends & accrued interest receivable...         5,613
                                              ------------
    Total assets............................    14,404,249
                                              ------------
Liabilities:
  Payable for fund shares redeemed..........        28,635
  Payable for investment management services
    (note 3)................................         9,439
  Accrued professional fees.................         8,279
  Accrued accounting and transfer agent
    fees....................................         7,782
  Accrued printing and proxy fees...........         3,502
  Other accrued expenses....................         8,786
                                              ------------
    Total liabilities.......................        66,423
                                              ------------
Net assets..................................  $ 14,337,826
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  3,038,380
  Paid-in capital in excess of par value....    28,987,659
  Accumulated net realized loss on
    investments.............................   (18,614,077)
  Net unrealized appreciation on
    investments.............................       922,108
  Undistributed net investment income.......         3,756
                                              ------------
Net assets..................................  $ 14,337,826
                                              ============
Shares outstanding..........................     3,038,380
Net asset value per share...................  $       4.72
                                              ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $    9,457
  Dividends (net of withholding tax of
    $2,701)..................................      47,694
  Other Income...............................      17,763
                                               ----------
    Total investment income..................      74,914
                                               ----------
Expenses:
  Management fees (note 3)...................      51,172
  Custodian fees.............................       2,623
  Directors' fees............................         496
  Professional fees..........................       5,997
  Accounting and transfer agent fees.........       9,216
  Printing and proxy fees....................       1,595
  Other......................................          59
                                               ----------
    Total expenses...........................      71,158
                                               ----------
    Net investment income....................       3,756
                                               ----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........     (26,589)
  Change in unrealized appreciation
    (depreciation) on investments............   1,691,960
                                               ----------
      Net gain on investments................   1,665,371
                                               ----------
      Net increase in net assets from
         operations..........................  $1,669,127
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income (loss)..............................    $     3,756        $   (33,382)
  Realized loss on investments and forward currency
    transactions............................................        (26,589)        (4,041,577)
  Change in unrealized appreciation (depreciation) on
    investments and futures contracts.......................      1,691,960           (807,342)
                                                                -----------        -----------
    Net increase (decrease) in net assets from operations...      1,669,127         (4,882,301)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      2,089,052          2,695,505
  Paid for shares redeemed..................................     (1,777,181)        (2,581,254)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................        311,871            114,251
                                                                -----------        -----------
  Increase (decrease) in net assets.........................      1,980,998         (4,768,050)
Net Assets:
  Beginning of year.........................................     12,356,828         17,124,878
                                                                -----------        -----------
  End of year (a)...........................................    $14,337,826        $12,356,828
                                                                ===========        ===========
(a) Includes undistributed (distributions in excess of) net
  investment income of......................................    $     3,756        $        (6)
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED            YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ---------------------------------------
                                                                (UNAUDITED)         2002       2001       2000       1999
                                                              ----------------     ------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................       $ 4.16          $ 5.77     $ 8.57     $11.79     $11.15
Income (loss) from investment operations:
  Net investment income (loss)..............................         0.00           (0.01)      0.01       0.00      (0.03)
  Net realized & unrealized gain (loss) on investments......         0.56           (1.60)     (2.74)     (3.22)      0.67
                                                                   ------          ------     ------     ------     ------
    Total income (loss) from investment operations..........         0.56           (1.61)     (2.73)     (3.22)      0.64
                                                                   ------          ------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................         0.00            0.00      (0.03)      0.00       0.00
  Return of capital.........................................         0.00            0.00      (0.04)      0.00       0.00
                                                                   ------          ------     ------     ------     ------
    Total distributions.....................................         0.00            0.00      (0.07)      0.00       0.00
                                                                   ------          ------     ------     ------     ------
Net asset value, end of year................................       $ 4.72          $ 4.16     $ 5.77     $ 8.57     $11.79
                                                                   ======          ======     ======     ======     ======
Total return................................................        13.46%(b)      (27.90)%   (31.82)%   (27.31)%     5.76%
Ratios and supplemental data:
Net assets at end of year (millions)........................       $ 14.3          $ 12.4     $ 17.1     $ 24.0     $ 23.3
  Ratios to average net assets:
  Expenses..................................................         1.11%(a)        1.06%      1.04%      0.98%      0.95%
  Net investment income (loss)..............................         0.06%(a)       (0.23)%     0.17%     (0.01)%    (0.32)%
Portfolio turnover rate.....................................           42%            108%       111%       160%       241%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 OBJECTIVE

The objective of the Small Cap Growth Portfolio is long-term capital appreciation by investing in stocks of small companies that have strong business momentum and earnings growth.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURN:

One-year                                   -0.35%
Five-year                                  -4.21%
Since inception (1/3/97)                   -1.74%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

Continued optimism about a second half economic recovery helped small cap stocks (+17.9% for the Russell 2000) outperform their large cap peers (+11.8% for the S&P 500) during the first half of 2003. The strong rally in the second quarter of this year aggressively favored the smallest, non-earning, and lowest price stocks in the Russell 2000 Growth Index. The smallest stocks in the Index were up 43% in the second quarter versus a gain of 18% for the largest names. Non-earnings stories were up close to 40% for the quarter versus 21% for companies that were earning money. Stocks that started the quarter below $5 per share, gained 55% for the quarter versus 14% for stocks over $20.

In the first half of 2003, the Ohio National account underperformed the Russell 2000 Growth Index by roughly 3.5% (+15.8% vs. +19.3%). Results were hurt by poor stock selection in the Information Technology and Health Care sectors and by holding frictional amounts of cash in a strong market. The portfolio was hurt during the first half by its focus on higher-quality companies with excellent competitive positions, strong growth prospects, and solid financial positions. This focus runs counter to the recent rally, which tended to favor more speculative names in the benchmark.

Stock that hurt performance in the first half of 2003 included Verisity, Pediatrix Medical, and Copart. Most of these detracted due to earnings disappointments. Stocks that helped performance, in contrast, included Career Education, Penwest Pharmaceuticals, and Intersil. All of these companies boasted excellent profit gains in the first half.

Although we remain defensive versus our benchmark, the Fund is broadly diversified at the sector level. The Fund's Health Care exposure increased slightly for the quarter and is now the Fund's largest overweight. The Fund also has slight overweights in Financials and Consumer Staples, while its largest underweights are in Information Technology and Industrials. We are seeking to increase our Technology underweight to a more neutral position, but we are having difficulty finding attractively priced stocks in this sector at present.

Small cap stocks continue to stack up well relative to their larger counterparts. On the earnings side, small caps have been growing earnings faster than large caps for most of the last three years. Small cap relative valuations, meanwhile, are no longer at their record lows of the late 1990s, but they are still well below their long-term historical averages. Assuming the economy gradually picks up steam, we think small cap stocks will have a favorable backdrop for continuing an outperformance cycle that dates back to the spring of 1999.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                               SMALL CAP GROWTH PORTFOLIO      RUSSELL 3000 INDEX          RUSSELL 2000 INDEX
                                               --------------------------      ------------------          ------------------
12/31/96                                               10000.00                     10000.00                    10000.00
6/97                                                   10080.00                     11776.00                    10523.00
12/97                                                   9691.92                     13169.10                    11295.40
6/98                                                   11069.10                     15145.80                    11912.10
12/98                                                  10546.70                     16312.00                    11435.60
6/99                                                   12823.70                     18165.10                    12901.70
12/99                                                  21615.60                     21959.70                    16364.50
6/00                                                   26319.20                     22168.30                    16565.80
12/00                                                  17968.10                     20312.90                    12694.30
6/01                                                   13174.20                     19069.70                    12713.40
12/01                                                  10870.00                     17984.60                    11534.90
6/02                                                    8955.84                     15786.90                     9533.56
12/02                                                   7704.71                     14113.50                     8043.47
6/03                                                    8925.13                     15907.30                     9598.27

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell 3000 Index measures the performance of the 3,000 largest U.S. Companies as determined by total market capitalization.

The Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price to book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity markets.

We are now using the Russell 2000 Growth Index as this Portfolio's benchmark because we believe the Portfolio's investments more closely resemble the securities represented in the Index than those in the former benchmark, the Russell 3000 Index.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Career Education Corp.                 3.0
 2.  UCBH Holdings Inc.                     2.8
 3.  New York Community Bancorp
     Inc.                                   2.7
 4.  Patterson Dental Co.                   2.3
 5.  Cognizant Tech Solutions Corp.         2.2
 6.  Fair Isaac Corp.                       2.2
 7.  Chico's FAS Inc.                       2.0
 8.  Odyssey Healthcare Inc.                1.9
 9.  CACI International Inc. CL A           1.9
10.  Pediatrix Medical Group Inc.           1.9

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Medical & Related                      12.6
 2.  Computer & Related                     10.1
 3.  Electronics/Semiconductors              9.2
 4.  Banking                                 8.9
 5.  Drugs/Biotechnology                     8.6

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           AUTOMOTIVE & RELATED (1.1%)
   6,400   *American Axle & Mfg. Hldgs. Inc. ...  $   152,960
                                                  -----------
           BANKING (8.9%)
   9,600   *BankUnited Financial Corp. .........      191,808
   3,900   First Niagara Financial Corp. .......       54,288
     500   Greater Bay BanCorp. ................       10,210
   3,800   Harbor Florida Bancshares Inc. ......       91,086
  12,766   New York Community Bancorp Inc. .....      371,363
   9,500   Sterling Bancshares Inc. ............      123,405
  13,600   UCBH Holdings Inc. ..................      390,184
                                                  -----------
                                                    1,232,344
                                                  -----------
           BROADCAST RADIO & TV (1.9%)
  10,100   *Cumulus Media Inc. CL A.............      189,577
   3,200   *Salem Communications Corp. .........       64,736
                                                  -----------
                                                      254,313
                                                  -----------
           BUILDING & CONSTRUCTION (3.1%)
   3,500   *Emcor Group Inc. ...................      172,760
   2,300   *Hovanian Enterprises Inc. ..........      135,585
     300   *NVR Inc. ...........................      123,300
                                                  -----------
                                                      431,645
                                                  -----------
           BUSINESS SERVICES (2.2%)
   5,900   Fair Isaac Corp. ....................      303,555
                                                  -----------
           CHEMICALS (1.1%)
   5,200   Albemarle Corp. .....................      145,444
                                                  -----------
           COMPUTER & RELATED (10.1%)
   3,700   *Avocent Corp. ......................      110,593
  11,000   *Borland Software Corp. .............      107,690
   7,600   *CACI International Inc. CL A........      260,680
  12,500   *Cognizant Technology Solutions
            Corp. ..............................      304,875
   3,100   FactSet Research Systems Inc. .......      136,555
   9,900   *Magna Design Automation Inc. .......      169,785
   2,400   *Mercury Interactive Corp. ..........       93,024
   4,700   *Overture Services Inc. .............       85,775
  10,200   *Verisity Ltd. ......................      121,788
                                                  -----------
                                                    1,390,765
                                                  -----------
           DRUGS/BIOTECHNOLOGY (7.2%)
   2,600   *Affymetrix Inc. ....................       51,246
   3,500   *Amylin Pharmaceuticals Inc. ........       77,000
   1,700   *InterMune Inc. .....................       27,523
   8,200   *ISIS Pharmaceuticals Corp. .........       43,788
   4,700   *NPS Pharmaceuticals Inc. ...........      114,398
   3,500   *Neurocrine Biosciences Inc. ........      174,825
   8,100   *Penwest Pharmaceuticals Co. ........      197,397
   6,100   *Pharmaceutical Product Development
            Inc. ...............................      175,253
   5,000   *SangStat Medical Corp. .............       65,350
   4,200   *Telik Inc. .........................       67,284
                                                  -----------
                                                      994,064
                                                  -----------
           EDUCATION (3.0%)
   6,000   *Career Education Corp. .............      409,800
                                                  -----------

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           ELECTRONICS/SEMICONDUCTORS (9.2%)
   6,000   A.O. Smith Corp. ....................  $   168,900
   5,200   *Artisan Components Inc. ............      117,572
   6,300   *Benchmark Electronics Inc. .........      193,788
   3,900   *Cree Inc. ..........................       63,258
   2,500   Engineered Support Systems Inc. .....      104,950
   8,600   *Exar Corp. .........................      134,160
     400   *FormFactor Inc. ....................        7,080
   5,900   *Intersil Corp. CL A.................      156,999
   6,300   *Pericom Semiconductor Corp. ........       60,436
   7,100   *Power Integrations Inc. ............      172,601
   5,400   *Rudolph Technologies Inc. ..........       86,346
                                                  -----------
                                                    1,266,090
                                                  -----------
           ENTERTAINMENT & LEISURE (2.2%)
   3,600   Action Performance Cos. Inc. ........       68,400
   4,400   *LeapFrog Enterprises Inc. ..........      139,964
   5,400   *THQ Inc. ...........................       97,308
                                                  -----------
                                                      305,672
                                                  -----------
           FINANCIAL SERVICES (1.7%)
   8,200   Investors Financial Services
            Corp. ..............................      237,390
                                                  -----------
           FOOD, BEVERAGE & TOBACCO (3.0%)
   7,700   *Constellation Brands Inc. CL A......      241,780
   4,800   *Performance Food Group Co. .........      177,600
                                                  -----------
                                                      419,380
                                                  -----------
           INSURANCE (1.9%)
   2,500   Hilb, Rogal & Hamilton Co. ..........       85,100
   5,800   Hub International Ltd. ..............       99,180
   2,400   RLI Corp. ...........................       78,960
                                                  -----------
                                                      263,240
                                                  -----------
           MEDICAL & RELATED (12.6%)
   4,500   *Advanced Neuromodulation Systems....      231,750
   3,900   *Inamed Corp. .......................      208,143
   7,100   *Odyssey Healthcare Inc. ............      262,700
   6,900   *Patterson Dental Co. ...............      313,122
   7,200   *Pediatrix Medical Group Inc. .......      256,680
   1,700   *ResMed Inc. ........................       66,640
   8,400   *Select Medical Corp. ...............      208,572
   9,500   *VCA Antech Inc. ....................      185,345
                                                  -----------
                                                    1,732,952
                                                  -----------
           OIL, ENERGY & NATURAL GAS (5.0%)
   5,500   Patina Oil & Gas Corp. ..............      176,825
   4,400   *Patterson-UTI Energy Inc. ..........      142,428
   6,200   *Quicksliver Resources Inc. .........      148,490
   7,400   *TETRA Technologies Inc. ............      219,410
                                                  -----------
                                                      687,153
                                                  -----------
           REAL ESTATE & LEASING (3.6%)
   7,200   *American Financial Realty Trust.....      107,352
   5,300   *Jones Lang LaSalle Inc. ............       83,740
   4,400   Mills Corp. .........................      147,620
  10,000   Ventas Inc. .........................      151,500
                                                  -----------
                                                      490,212
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           RESTAURANTS (2.9%)
   4,500   *Panera Bread Co. CL A...............  $   180,000
   8,900   Ruby Tuesday Inc. ...................      220,097
                                                  -----------
                                                      400,097
                                                  -----------
           RETAIL (5.2%)
  13,400   *Chico's FAS Inc. ...................      282,070
   5,900   *Electronics Boutique Holdings
            Corp................................      135,464
   4,200   *Gart Sports Co......................      119,070
   8,100   *Petco Animal Supplies Inc. .........      176,580
                                                  -----------
                                                      713,184
                                                  -----------
           SCIENTIFIC & TECHNICAL INSTRUMENTS (4.3%)
   8,500   *Cognex Corp.........................      189,805
   4,200   *Esco Technologies Inc. .............      184,800
   3,400   *Fisher Scientific Intl. Inc. .......      118,660
   5,000   *Flowserve Corp......................       98,350
                                                  -----------
                                                      591,615
                                                  -----------
           TELECOMMUNICATIONS & RELATED (1.0%)
  10,000   *Foundry Networks Inc. ..............      142,600
                                                  -----------
           TOTAL U.S. COMMON STOCKS (91.2%).....  $12,564,475
                                                  -----------

                                                     FAIR
 SHARES            FOREIGN COMMON STOCKS             VALUE
-------------------------------------------------------------
           CANADA (2.6%)
           OFFICE SUPPLIES (1.5%)
  14,500   *Moore Wallace Inc. .................  $   212,860
           FOOD, BEVERAGE & TOBACCO (1.1%)
   7,400   *Cott Corp. .........................      153,106
                                                  -----------
           TOTAL CANADA (2.6%)..................      365,966
                                                  -----------
           ISRAEL (1.4%)
           DRUGS/BIOTECHNOLOGY (1.4%)
   3,400   *Taro Pharmaceuticals Inds. Ltd. ....      186,592
                                                  -----------
           VIRGIN ISLANDS (0.8%)
           TRANSPORTATION (0.8%)
   3,500   UTi Worldwide Inc. ..................      107,975
                                                  -----------
           TOTAL FOREIGN COMMON STOCKS (4.8%)...  $   660,533
                                                  -----------
           TOTAL COMMON STOCKS (96.0%)..........  $13,225,008
                                                  -----------

   FACE                                              FAIR
  AMOUNT            UNIT INVESTMENT TRUST            VALUE
-------------------------------------------------------------
$    2,300   Ishares Trust-Russell 2000.........  $   204,470
                                                  -----------
             TOTAL UNIT INVESTMENT TRUST
              (1.5%)............................  $   204,470
                                                  -----------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.4%)
$  332,000   US Bank 0.900% 07/01/03
              Repurchase price $332,008
              Collateralized by Freddie Mac
              Mortgage Back Pool #G01505
              Market Value: $338,627
              Face Value: $340,866
              Due: 01/01/33
              Interest: 5.00%...................  $   332,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (2.4%)............................  $   332,000
                                                  -----------
             TOTAL HOLDINGS (99.9%)
              (COST $12,212,979) (a)............  $13,761,478
                                                  -----------
             CASH & RECEIVABLES, NET OF
              LIABILITIES (0.1%)................       20,805
                                                  -----------
             NET ASSETS (100.0%)................  $13,782,283
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes but differs from cost basis for federal income tax purposes by $120,235.
     See note 1.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $12,212,979)......................  $ 13,761,478
  Cash......................................           375
  Receivable for securities sold............        91,804
  Receivable for fund shares sold...........         8,128
  Dividends & accrued interest receivable...         1,609
                                              ------------
    Total assets............................    13,863,394
                                              ------------
Liabilities:
  Payable for securities purchased..........        39,245
  Payable for fund shares redeemed..........         6,070
  Payable for investment management services
    (note 3)................................        10,687
  Accrued professional fees.................         7,915
  Accrued custody fees......................         2,254
  Accrued accounting and transfer agent
    fees....................................         5,402
  Accrued printing and proxy fees...........         3,077
  Other accrued expenses....................         6,461
                                              ------------
    Total liabilities.......................        81,111
                                              ------------
Net assets..................................  $ 13,782,283
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  2,355,908
  Paid-in capital in excess of par value....    33,693,934
  Accumulated net realized loss on
    investments.............................   (23,769,975)
  Net unrealized appreciation on
    investments.............................     1,548,499
  Accumulated net investment loss...........       (46,083)
                                              ------------
Net assets..................................  $ 13,782,283
                                              ============
Shares outstanding..........................     2,355,908
Net asset value per share...................  $       5.85
                                              ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $     1,498
  Dividends (net withholding tax $89)........       28,310
  Other Income...............................        2,901
                                               -----------
    Total investment income..................       32,709
                                               -----------
Expenses:
  Management fees (note 3)...................       58,243
  Custodian fees.............................        2,391
  Directors' fees............................          590
  Professional fees..........................        6,136
  Accounting and transfer agent fees.........        9,185
  Printing and proxy fees....................        2,183
  Other......................................           64
                                               -----------
    Total expenses...........................       78,792
                                               -----------
    Net investment loss......................      (46,083)
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments...........       33,140
  Change in unrealized appreciation
    (depreciation) on investments............    1,894,081
                                               -----------
      Net gain on investments................    1,927,221
                                               -----------
      Net increase in net assets from
         operations..........................  $ 1,881,138
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
SMALL CAP GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $   (46,083)       $  (120,660)
  Realized gain (loss) on investments.......................         33,140         (3,502,765)
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,894,081         (1,801,841)
                                                                -----------        -----------
      Net increase (decrease) in net assets from
       operations...........................................      1,881,138         (5,425,266)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      1,098,275          2,876,099
  Paid for shares redeemed..................................     (1,676,418)        (3,863,818)
                                                                -----------        -----------
      Decrease in net assets derived from capital share
       transactions.........................................       (578,143)          (987,719)
                                                                -----------        -----------
         Increase (decrease) in net assets..................      1,302,995         (6,412,985)
Net Assets:
  Beginning of year.........................................     12,479,288         18,892,273
                                                                -----------        -----------
  End of year...............................................    $13,782,283        $12,479,288
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                              JUNE 30, 2003       ------------------------------------------
                                                               (UNAUDITED)         2002        2001        2000        1999
                                                             ----------------     -------     -------     -------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year.........................      $  5.05          $  7.12     $ 11.90     $ 16.98     $10.54
Income (loss) from investment operations:
  Net investment loss......................................        (0.02)           (0.05)      (0.08)      (0.14)     (0.10)
  Net realized & unrealized gain (loss) on investments.....         0.82            (2.02)      (4.63)      (2.51)     11.05
                                                                 -------          -------     -------     -------     ------
    Total income (loss) from investment operations.........         0.80            (2.07)      (4.71)      (2.65)     10.95
                                                                 -------          -------     -------     -------     ------
Less distributions:
  Distributions from net realized capital gains............         0.00             0.00       (0.04)      (2.43)     (4.51)
  Return of capital........................................         0.00             0.00       (0.03)       0.00       0.00
                                                                 -------          -------     -------     -------     ------
Net asset value, end of year...............................      $  5.85          $  5.05     $  7.15     $ 11.90     $16.98
                                                                 =======          =======     =======     =======     ======
Total return...............................................        15.84%(b)       (29.07)%    (39.50)%    (16.87)%   104.95%
Ratios and supplemental data:
  Net assets at end of year (millions).....................      $  13.8          $  12.5     $  18.9     $  36.4     $ 31.5
  Ratios to average net assets:
  Expenses.................................................         1.27%(a)         1.21%       1.18%       1.09%      1.06%
  Net investment loss......................................        (0.74)%(a)       (0.80)%     (0.88)%     (0.75)%    (0.75)%
Portfolio turnover rate....................................           15%             285%        208%        146%       264%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO

 OBJECTIVE

The Mid Cap Opportunity Portfolio seeks long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURN:

One-year                                     7.12%
Five-year                                    3.02%
Since inception (1/3/97)                     8.28%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The OHIO NATIONAL MIDCAP OPPORTUNITIES FUND (name recently changed) continued its solid performance in the second quarter, rising 18.80% versus an increase of 18.76% in the benchmark Russell Midcap Growth index. At the midpoint of 2003, the fund is up 19.04% versus an 18.74% rise in the benchmark.

Our economic premise has not changed much over the last three quarters: we believe the economy is slowly improving, with the consumer continuing to take a leading role. As such, we have not made much of a bet in any one Russell sector. Our outperformance for the quarter was due almost entirely from good stock selection.

The second quarter proved to be a point where the investing public came to recognize the value in many Internet related businesses. After 3-4 years of operating experience, including navigating through the downturn in 2001-2002, we believe several companies are on their way to establishing very valuable business franchises. Amazon, Yahoo, and Expedia all provided meaningful returns to the fund in the recent quarter.

Sears Roebuck & Co. also provided strong returns in the year to date period. We began accumulating the stock last year. The catalyst was Sear's announcement that they were looking to sell their credit card portfolio and focus exclusively on the retail business. With the stock trading down at historic lows, the value of the retail franchise and the expected price Sears can garner on the credit card portfolio, we viewed the stock as attractively cheap, and with decent growth prospects once the credit card sale is behind them.

Technology accounted for approximately 18% of the portfolio at the end of the second quarter, only slightly greater than the benchmark. Winners included Symbol Technology, a leading provider of bar code scanning equipment to the retail and logistics markets. Earlier this year, the FDA mandated that bar code labeling be implemented in the pharmaceutical industry. Experts estimate the industry will spend approximately $7.2 billion over the next several years to install bar code scanner and readers. Symbol is well positioned to capitalize on this new market opportunity. We believe the company has significantly more earnings power than Wall Street is estimating, making the stock very cheap by our measure. While investors came back to technology in the quarter, our position in Emulex Corporation, a producer of network storage devices, detracted from returns.

We have produced solid returns over the last several quarters, and are optimistic this trend can continue. With historic low interest rates, and a slowly improving economy, investors are extending their investment horizon, and beginning to migrate into midcap and smaller cap stocks. By our measure, the midcap stock universe is some 15% cheaper than large caps, and offers better earnings growth, particularly as the economy gains steam.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio Management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell MidCap Growth Index represents mid-capitalization stocks that have an above average growth rate.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                       % of Net Assets
 1.  Omnicare Inc.                           1.9
 2.  Symbol Technologies Inc.                1.8
 3.  Marvell Technology Group Ltd.           1.7
 4.  Willis Group Holding Ltd.               1.6
 5.  Sprint PCS Group                        1.5
 6.  Sears Roebuck & Co.                     1.5
 7.  AT&T Wireless Services                  1.4
 8.  InterActiveCorp                         1.4
 9.  Delta Airlines Inc.                     1.4
10.  Comverse Technology Inc.                1.4

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Telecommunications & Related           9.2
 2.  Computer & Related                     9.0
 3.  Insurance                              9.0
 4.  Medical & Related                      7.0
 5.  Retail                                 6.8

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO (B)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           ADVERTISING (1.0%)
  52,500   *Interpublic Group Cos. Inc. ........  $   702,450
                                                  -----------
           BANKING (4.7%)
  15,000   Bank of Hawaii Corp. ................      497,250
  14,600   Capital One Financial Corp. .........      718,028
  23,333   New York Community Bancorp Inc. .....      678,757
  87,000   *Providian Financial Corp. ..........      805,620
  50,000   Sovereign Bancorp Inc. ..............      782,500
                                                  -----------
                                                    3,482,155
                                                  -----------
           BROADCAST TV & RADIO (3.2%)
  16,800   *Comcast Corp. CL A Special..........      487,032
  24,100   *Echostar Communications CL A........      834,342
  26,400   *InterActiveCorp. ...................    1,038,312
                                                  -----------
                                                    2,359,686
                                                  -----------
           BUILDING & CONSTRUCTION (1.9%)
  15,800   *Jacobs Engineering Group Inc. ......      665,970
   1,800   *NVR Inc. ...........................      739,800
                                                  -----------
                                                    1,405,770
                                                  -----------
           BUSINESS SERVICES (2.9%)
  25,900   *Alliance Data Systems Corp. ........      606,060
  34,500   *Cendant Corp. ......................      632,040
   8,000   *Expedia Inc. CL A...................      609,120
  60,000   *RMH Teleservices Inc. ..............      259,200
                                                  -----------
                                                    2,106,420
                                                  -----------
           CHEMICALS (1.7%)
  11,900   Air Products & Chemicals Inc. .......      495,040
  53,600   Lyondell Chemical Co. ...............      725,208
                                                  -----------
                                                    1,220,248
                                                  -----------
           COMPUTER & RELATED (7.2%)
  36,600   *Amdocs Ltd. ........................      878,400
  10,500   *Lexmark Intl Group Inc. CL A........      743,085
 108,200   *Secure Computing Corp. .............      945,668
 100,700   Symbol Technologies Inc. ............    1,310,107
  57,000   *VeriSign Inc. ......................      786,030
  22,200   *Veritas Software Corp. .............      638,250
                                                  -----------
                                                    5,301,540
                                                  -----------
           CONSUMER PRODUCTS (3.6%)
   9,000   Avon Products Inc. ..................      559,800
  17,500   *Coach Inc. .........................      870,450
  22,500   *Furniture Brands Intl. Inc. ........      587,250
   8,400   Harman International Inds. Inc. .....      664,776
                                                  -----------
                                                    2,682,276
                                                  -----------
           DRUGS/BIOTECHNOLOGY (4.0%)
   9,300   Allergan Inc. .......................      717,030
  15,600   *Genzyme Corp. ......................      652,548
  14,900   *Gilead Sciences Inc. ...............      827,695
  14,800   *Pharmaceutical Resources Inc. ......      720,168
                                                  -----------
                                                    2,917,441
                                                  -----------

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           EDUCATION (2.7%)
   8,000   *Career Education Corp. .............  $   546,400
  16,000   *Corinthian Colleges Inc. ...........      772,960
  14,000   *University of Phoenix Online........      704,060
                                                  -----------
                                                    2,023,420
                                                  -----------
           ELECTRONICS/SEMICONDUCTORS (4.0%)
 300,000   *Agere Systems Inc. CL A.............      699,000
  16,300   *KLA-Tencor Corp. ...................      757,298
  81,000   *Micron Technology Inc. .............      942,030
  44,500   *PMC- Sierra Inc. ...................      523,320
                                                  -----------
                                                    2,921,648
                                                  -----------
           ENTERTAINMENT & LEISURE (2.3%)
   9,000   International Game Technology........      920,970
  12,200   *Pixar Inc. .........................      739,076
                                                  -----------
                                                    1,660,046
                                                  -----------
           HOTELS & CASINOS (1.2%)
  25,900   *MGM Mirage..........................      885,262
                                                  -----------
           INSURANCE (7.4%)
   9,000   *Anthem Inc. ........................      694,350
  32,900   Aon Corp. ...........................      792,232
  26,125   Fidelity National Financial Inc. ....      803,605
  22,400   *First Health Group Corp. ...........      618,912
  17,600   *Oxford Health Plans Inc. ...........      739,728
  46,000   UnumProvident Corp. .................      616,860
  11,300   W.R. Berkley Corp. ..................      595,510
   7,000   *Wellpoint Health Networks...........      590,100
                                                  -----------
                                                    5,451,297
                                                  -----------
           MEDICAL & RELATED (7.0%)
  16,300   *Boston Scientific Corp. ............      995,930
  12,000   *Express Scripts Inc. ...............      818,280
  40,600   Omnicare Inc. .......................    1,371,874
   9,000   *Varian Medical Systems Inc. ........      518,130
  86,800   *WebMD Corp. ........................      943,516
  11,800   *Zimmer Holdings Inc. ...............      531,590
                                                  -----------
                                                    5,179,320
                                                  -----------
           METALS & MINING (1.3%)
  38,300   Freeport McMoran Copper CL B               938,350
                                                  -----------
           OIL, ENERGY & NATURAL GAS (4.1%)
  32,000   Halliburton Co. .....................      736,000
  10,900   Murphy Oil Corp. ....................      573,340
  11,500   *Nabors Industries Ltd. .............      454,825
  27,500   *National-Oilwell Inc. ..............      605,000
  17,600   *Smith International Inc. ...........      646,624
                                                  -----------
                                                    3,015,789
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO (B) (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           RETAIL (6.8%)
   8,200   *AutoZone Inc. ......................  $   622,954
  22,600   *Bed Bath & Beyond Inc. .............      877,332
  22,800   *CarMax Inc. ........................      687,420
  19,700   Family Dollar Stores Inc. ...........      751,555
  33,800   Sears Roebuck & Co. .................    1,137,032
  32,600   *Williams-Sonoma Inc. ...............      951,920
                                                  -----------
                                                    5,028,213
                                                  -----------
           TELECOMMUNICATIONS & RELATED (6.7%)
 127,500   *AT&T Wireless Services..............    1,046,775
  66,500   *Comverse Technology Inc. ...........      998,165
  42,600   *Foundry Networks Inc. ..............      607,476
  35,000   *McData Corp. .......................      507,500
  29,900   *NetScreen Technologies Inc. ........      666,770
       1   *Primus Telecommunications Group
            Inc. ...............................            5
 198,100   *Sprint PCS Group....................    1,139,075
                                                  -----------
                                                    4,965,766
                                                  -----------
           TRANSPORTATION (1.9%)
  69,200   Delta Airlines Inc. .................    1,015,856
  11,000   *Iron Mountain Inc. .................      407,990
                                                  -----------
                                                    1,423,846
                                                  -----------
           UTILITIES (3.0%)
  35,000   Duke Energy Co. .....................      698,250
  18,850   PPL Corp. ...........................      810,550
  85,000   Williams Cos. .......................      671,500
                                                  -----------
                                                    2,180,300
                                                  -----------
           WASTE MANAGEMENT SERVICES (1.2%)
  85,600   *Allied Waste Industries Inc. .......      860,280
                                                  -----------
           TOTAL U.S. COMMON STOCKS (79.8%).....  $58,711,523
                                                  -----------

                                                     FAIR
SHARES            FOREIGN COMMON STOCKS              VALUE
-------------------------------------------------------------
          BERMUDA (1.7%)
          ELECTRONICS/SEMICONDUCTORS (1.7%)
 36,000   *Marvell Technology Group Ltd. .......  $ 1,236,600
                                                  -----------
          CANADA (2.7%)
          COMPUTER & RELATED (1.0%)
 26,100   *Cognos Inc. .........................      705,744
                                                  -----------
          TELECOMMUNICATIONS & RELATED (1.7%)
200,000   *Nortel Networks Corp. ...............      540,000
 33,100   *Research In Motion Ltd. .............      715,622
                                                  -----------
                                                    1,255,622
                                                  -----------
          TOTAL CANADA (2.7%)...................    1,961,366
                                                  -----------

                                                     FAIR
SHARES            FOREIGN COMMON STOCKS              VALUE
-------------------------------------------------------------
          FRANCE (0.8%)
          TELECOMMUNICATIONS & RELATED (0.8%)
 66,200   *Alcatel ADR..........................  $   592,490
                                                  -----------
          GERMANY (0.8%)
          ELECTRONICS/SEMICONDUCTORS (0.8%)
 60,100   *Infineon Technologies AG.............      576,359
                                                  -----------
          ISRAEL (1.7%)
          DRUGS/BIOTECHNOLOGY (0.9%)
 11,800   Teva Pharmaceuticals Inds. Inc. ADR...      671,774
                                                  -----------
          COMPUTER & RELATED (0.8%)
 32,400   *Check Point Software Technologies
           Ltd. ................................      631,800
                                                  -----------
          TOTAL ISRAEL (1.7%)...................    1,303,574
                                                  -----------
          SWITZERLAND (1.0%)
          DRUGS/BIOTECHNOLOGY (1.0%)
 15,400   Alcon Inc. ...........................      703,780
                                                  -----------
          UNITED KINGDOM (2.3%)
          DRUGS/BIOTECHNOLOGY (0.7%)
 25,000   *Shire Pharmaceuticals Group Plc            492,500
                                                  -----------
          INSURANCE (1.6%)
 38,500   Willis Group Holding Ltd. ............    1,183,875
                                                  -----------
          TOTAL UNITED KINGDOM (2.3%)...........    1,676,375
                                                  -----------
          TOTAL FOREIGN COMMON STOCKS (11.0%)...  $ 8,050,544
                                                  -----------
          TOTAL COMMON STOCKS (90.8%)...........  $66,762,067
                                                  -----------

                                                     FAIR
  SHARES            UNIT INVESTMENT TRUST            VALUE
-------------------------------------------------------------
    24,500   Amex Financial Select Sector
              SPDR..............................  $   601,475
                                                  -----------
             TOTAL UNIT INVESTMENT TRUST
              (0.8%)............................  $   601,475
                                                  -----------

   FACE                                              FAIR
  AMOUNT           CONVERTIBLE DEBENTURES            VALUE
-------------------------------------------------------------
             UTILITIES (0.8%)
$  650,000   Calpine Corp. 4.000% 12/26/06......  $   588,250
                                                  -----------
             TOTAL CONVERTIBLE DEBENTURES
              (0.8%)............................  $   588,250
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO (B) (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (7.1%)
$6,456,000   US Bank 0.900% 07/01/03
              Repurchase price $6,456,159
              Collateralized by Freddie Mac
              Mortgage Back Pool #G01505
              Market Value: $6,584,865
              Face Value: $6,628,400
              Due: 01/01/33
              Interest: 5.00%...................  $ 6,456,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (8.8%)............................  $ 6,456,000
                                                  -----------
             TOTAL HOLDINGS (101.2%)
              (COST $62,966,051) (a)............  $74,407,792
                                                  -----------
             LIABILITIES, NET OF CASH &
              RECEIVABLES (-1.2%)...............     (872,176)
                                                  -----------
             NET ASSETS (100.0%)................  $73,535,616
                                                  ===========

---------------

     *  Non-income producing securities.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,166,307.
   (b)  Prior to 5/1/03 the Portfolio was known as Growth & Income
        Portfolio.
   ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $62,966,051)......................  $ 74,407,792
  Cash......................................           777
  Receivable for securities sold............       274,429
  Receivable for fund shares sold...........         1,598
  Dividends & accrued interest receivable...        28,832
                                              ------------
    Total assets............................    74,713,428
                                              ------------
Liabilities:
  Payable for securities purchased..........       903,135
  Payable for fund shares redeemed..........       191,753
  Payable for investment management services
    (note 3)................................        51,787
  Accrued professional fees.................         4,973
  Accrued accounting and transfer agent
    fees....................................        17,196
  Accrued printing and proxy fees...........         4,282
  Other accrued expenses....................         4,686
                                              ------------
    Total liabilities.......................     1,177,812
                                              ------------
Net assets..................................  $ 73,535,616
                                              ============
Net assets consist of:
  Par value, $1 per share...................  $  6,482,829
  Paid-in capital in excess of par value....    97,431,765
  Accumulated net realized loss on
    investments.............................   (42,093,789)
  Net unrealized appreciation on
    investments.............................    11,441,741
  Undistributed net investment income.......       273,070
                                              ------------
Net assets..................................  $ 73,535,616
                                              ============
Shares outstanding..........................     6,482,829
Net asset value per share...................  $      11.34
                                              ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest..................................  $   227,480
  Dividends (net of withholding tax of
    $2,070).................................      142,522
                                              -----------
    Total investment income.................      370,002
                                              -----------
Expenses:
  Management fees (note 3)..................      279,858
  Custodian fees............................        7,375
  Directors' fees...........................        2,597
  Professional fees.........................        6,675
  Accounting and transfer agent fees........       45,957
  Printing and proxy fees...................        7,616
  Other.....................................          716
                                              -----------
    Total expenses..........................      350,794
                                              -----------
    Net investment income...................       19,208
                                              -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain on investments..........    1,918,200
  Change in unrealized appreciation
    (depreciation) on investments...........    9,906,303
                                              -----------
      Net gain on investments...............   11,824,503
                                              -----------
      Net increase in net assets from
         operations.........................  $11,843,711
                                              ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
MID CAP OPPORTUNITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    19,208        $     54,815
  Realized gain (loss) on investments.......................      1,918,200         (21,631,672)
  Change in unrealized appreciation (depreciation) on
    investments.............................................      9,906,303          (4,107,532)
                                                                -----------        ------------
      Net increase (decrease) in net assets from
       operations...........................................     11,843,711         (25,684,389)
                                                                -----------        ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................        (28,320)                  0
                                                                -----------        ------------
From capital share transactions (note 4):
  Received from shares sold.................................      2,405,245           5,702,650
  Received from dividends reinvested........................         28,320                   0
  Paid for shares redeemed..................................     (6,240,482)        (16,545,163)
                                                                -----------        ------------
      Decrease in net assets derived from capital share
       transactions.........................................     (3,806,917)        (10,842,513)
                                                                -----------        ------------
  Increase (decrease) in net assets.........................      8,008,474         (36,526,902)
Net Assets:
  Beginning of year.........................................     65,527,142         102,054,044
                                                                -----------        ------------
  End of year(a)............................................    $73,535,616        $ 65,527,142
                                                                ===========        ============
(a) Includes undistributed net investment income of.........    $   273,070        $    282,182
                                                                ===========        ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ----------------------------------------
                                                                (UNAUDITED)         2002        2001       2000       1999
                                                              ----------------     -------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................       $ 9.53          $ 12.81     $14.92     $18.78     $13.63
Income (loss) from investment operations:
  Net investment income.....................................         0.01             0.01       0.18(c)    0.00       0.02
  Net realized & unrealized gain (loss) on investments......         1.81            (3.29)     (2.11)(c)  (1.49)      8.33
                                                                   ------          -------     ------     ------     ------
    Total income (loss) from investment operations..........         1.82            (3.28)     (1.93)     (1.49)      8.35
                                                                   ------          -------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.01)            0.00      (0.17)      0.00      (0.02)
  Distributions from net realized capital gains.............         0.00             0.00      (0.01)     (1.81)     (3.17)
  Distributions in excess of capital gains..................         0.00             0.00       0.00      (0.53)      0.00
  Return of capital.........................................         0.00             0.00       0.00      (0.03)     (0.01)
                                                                   ------          -------     ------     ------     ------
    Total distributions.....................................        (0.01)            0.00      (0.18)     (2.37)     (3.20)
                                                                   ------          -------     ------     ------     ------
Net asset value, end of year................................       $11.34          $  9.53     $12.81     $14.92     $18.78
                                                                   ======          =======     ======     ======     ======
Total return................................................        19.04%(b)       (25.60)%   (12.84)%    (8.29)%    62.25%
Ratios and supplemental data:
  Net assets at end of year (millions)......................       $ 73.5          $  65.5     $102.1     $117.4     $113.0
Ratios to average net assets:
  Expenses..................................................         1.05%(a)         1.02%      1.00%      0.98%      0.95%
  Net investment income.....................................         0.06%(a)         0.07%      1.20%(c)   0.00%      0.15%
Portfolio turnover rate.....................................          155%             385%       407%       537%       417%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

(c) Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to the Financial Statements, these amounts would have been:

Net investment income.......................................  $ 0.13
Net realized and unrealized gain (loss) on investments......  $(2.06)
Net investment income ratio.................................    0.08%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 OBJECTIVE

The S&P 500 Index Portfolio seeks total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and money market instruments.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURN:
One-year                                     0.02%
Five-year                                   -1.32%
Since inception (1/3/97)                     5.91%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The S&P 500 Index Portfolio returned 15.22% for the second quarter ended 6/30/03, versus the S&P 500 Index return of 15.39%. Year to date, the Portfolio returned 11.43% versus 11.76% for the index. The portfolio's correlation to the S&P 500 Index in the second quarter was 99.91% and 99.90% for the year. At quarter end, the portfolio held all 500 stocks in the index as well as S&P 500 futures contracts and S&P 500 Depository Receipts (SPDRs). Futures contracts and "SPDRs" accounted for 11% of the portfolios net assets on 6/30/03.

The info tech sector was the best performer year to date returning 17.6% for the six months ended 6/30/03. The Consumer staples sector was the worst performing sector year to date returning 2.07%. The market's strength this year (especially the 2nd quarter) can be attributed to speculation that the economy and earnings will continue to improve in the second half of 2003.

Equity indices should do well in the second half of 2003 if the economy continues to improve and earnings come in to match expectations already priced into the market.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  General Electric Co.                   2.8
 2.  Microsoft Corp.                        2.7
 3.  Pfizer Inc.                            2.7
 4.  S&P 500 Depositary Receipt             2.6
 5.  Exxon Mobil Corp.                      2.4
 6.  Wal-Mart Stores Inc.                   2.3
 7.  Citigroup Inc.                         2.2
 8.  Johnson & Johnson Co.                  1.5
 9.  American International Group           1.4
10.  Int'l Business Machines Corp.          1.4

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Banking                                9.9
 2.  Drugs/Biotechnology                    8.7
 3.  Retail                                 6.6
 4.  Oil, Energy & Natural Gas              5.2
 5.  Insurance                              4.9

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             ADVERTISING (0.2%)
     5,800   *Interpublic Group of Cos.
              Inc. ............................  $     77,604
     1,700   *Monster Worldwide Inc. ..........        33,541
     2,800   Omnicom Group.....................       200,760
                                                 ------------
                                                      311,905
                                                 ------------
             AEROSPACE & DEFENSE (1.6%)
    12,700   Boeing Co. .......................       435,864
     3,100   General Dynamics Corp. ...........       224,750
     1,700   Goodrich Corp. ...................        35,700
    12,900   Honeywell International Inc. .....       346,365
     6,800   Lockheed Martin Corp. ............       323,476
     2,700   Northrop Grumman Corp. ...........       232,983
     6,200   Raytheon Co. .....................       203,608
     2,700   Rockwell Collins..................        66,501
     7,100   United Technologies Corp. ........       502,893
                                                 ------------
                                                    2,372,140
                                                 ------------
             AUTOMOTIVE & RELATED (0.8%)
     1,100   Cooper Tire & Rubber Co. .........        19,349
     2,200   Dana Corp. .......................        25,432
     8,500   Delphi Automotive Systems.........        73,355
    27,587   Ford Motor Co. ...................       303,181
     8,500   General Motors Corp. .............       306,000
     2,600   Genuine Parts Co. ................        83,226
     2,700   *Goodyear Tire & Rubber Co. ......        14,175
     4,600   Harley-Davidson Inc. .............       183,356
     1,300   Johnson Controls Inc. ............       111,280
     1,000   *Navistar International Corp. ....        32,630
     1,700   Paccar Inc. ......................       114,376
     2,000   Visteon Corp. ....................        13,740
                                                 ------------
                                                    1,280,100
                                                 ------------
             BANKING (9.9%)
     5,300   Amsouth Bancorp. .................       115,752
    17,300   Banc One Corp. ...................       643,214
    22,600   Bank of America Corp. ............     1,786,078
    11,600   Bank of New York..................       333,500
     7,100   BB&T Corp. .......................       243,530
     3,400   Capital One Financial Corp. ......       167,212
     3,400   Charter One Financial Inc. .......       106,012
    77,469   Citigroup Inc. ...................     3,315,673
     2,600   Comerica Inc. ....................       120,900
     8,650   Fifth Third Bancorp. .............       496,683
     1,900   First Tennessee National Corp. ...        83,429
    15,900   Fleet Boston Financial Corp. .....       472,389
     2,300   Golden West Financial.............       184,023
     3,400   Huntington Bancshares.............        66,334
    30,600   JP Morgan Chase & Co. ............     1,045,908
     6,400   KeyCorp. .........................       161,728
     3,400   Marshall & Isley Corp. ...........       103,972
    19,350   MBNA Corp. .......................       403,254
     6,500   Mellon Financial Corp. ...........       180,375
     9,200   National City Corp. ..............       300,932
     2,300   North Fork Bancorp. ..............        78,338
     3,300   Northern Trust....................       137,280

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             BANKING (CONTINUED)
     4,200   PNC Financial Services Group......  $    205,002
     4,300   *Providian Financial Corp. .......        39,818
     3,300   Regions Financial Corp. ..........       111,474
     5,100   Southtrust Corp. .................       137,802
     5,000   State Street Corp. ...............       197,000
     4,200   Sun Trust Banks Inc. .............       249,228
     4,600   Synovus Financial Corp. ..........        98,900
     3,000   Union Planters Corp. .............        93,090
    29,090   US Bancorp. ......................       712,705
    20,300   Wachovia Corp. ...................       811,188
    14,050   Washington Mutual Inc. ...........       580,265
    25,300   Wells Fargo Co. ..................     1,275,120
     1,300   Zions Bancorp. ...................        65,780
                                                 ------------
                                                   15,123,888
                                                 ------------
             BROADCAST RADIO & TV (1.0%)
     9,300   *Clear Channel Communications.....       394,227
    34,402   *Comcast Corp. CL A...............     1,038,252
     3,400   *Univision Communications Inc. ...       103,360
                                                 ------------
                                                    1,535,839
                                                 ------------
             BUILDING & CONSTRUCTION (0.2%)
       900   Centex Corp. .....................        70,011
     1,200   Fluor Corp. ......................        40,368
       700   KB Home...........................        43,386
       900   Pulte Homes Inc. .................        55,494
     1,500   Vulcan Materials Co. .............        55,605
                                                 ------------
                                                      264,864
                                                 ------------
             BUSINESS SERVICES (1.0%)
     9,000   Automatic Data Processing Inc. ...       304,740
    15,300   *Cendant Corp. ...................       280,296
     2,500   Cintas Group......................        88,575
     2,100   Equifax...........................        54,600
    11,300   First Data Corp. .................       468,272
     2,200   Moody's Corp. ....................       115,962
     5,600   Paychex Inc. .....................       164,584
     2,500   Robert Half Intl. Inc. ...........        47,350
                                                 ------------
                                                    1,524,379
                                                 ------------
             CHEMICALS (1.3%)
     3,400   Air Products & Chemicals Inc. ....       141,440
     3,800   Becton Dickinson Co. .............       147,630
    13,800   Dow Chemical Co. .................       427,248
    15,100   E.I. Dupont de Nemours & Co. .....       628,764
     1,100   Eastman Chemical Co. .............        34,837
     2,000   Englehard Corp. ..................        49,540
       700   Great Lakes Chemical Corp. .......        14,280
     1,600   *Hercules Inc. ...................        15,840
     1,400   Intl. Flavors & Fragrances
              Inc. ............................        44,702
     4,043   Monsanto Co. .....................        87,490
     2,500   PPG Industries Inc. ..............       126,850
     2,400   Praxair Inc. .....................       144,240
     3,300   Rohm & Haas Co. ..................       102,399
     1,000   Sigma-Aldrich Corp. ..............        54,010
                                                 ------------
                                                    2,019,270
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             COMPUTER & RELATED (3.5%)
     5,500   *Apple Computer Inc. .............  $    104,830
     2,600   *Convergys Corp. .................        41,600
    38,700   *Dell Computer Corp. .............     1,232,208
    32,900   *EMC Corp. Massachusetts..........       344,463
     4,900   *Gateway Inc. ....................        17,885
    46,000   Hewlett-Packard Co. ..............       979,800
    26,000   Int'l Business Machines Corp. ....     2,145,000
     1,900   *Lexmark Intl. Group Inc. CL A....       134,463
     5,100   *Network Appliance Inc. ..........        82,008
     5,500   *Novell Inc. .....................        17,105
    48,300   *Sun Microsystems Inc. ...........       224,595
     3,500   Symbol Technologies Inc. .........        45,535
                                                 ------------
                                                    5,369,492
                                                 ------------
             COMPUTER SERVICES (0.6%)
     2,800   *Computer Sciences Corp. .........       106,736
     7,200   Electronic Data Systems Corp. ....       154,440
     2,900   *Fiserv Inc. .....................       103,269
     1,400   *NCR Corp. .......................        35,868
     4,300   *Sungard Data Systems Inc. .......       111,413
     4,900   *Unisys Corp. ....................        60,172
     9,000   *Yahoo! Inc. .....................       294,300
                                                 ------------
                                                      866,198
                                                 ------------
             COMPUTER SOFTWARE (4.2%)
     3,500   Adobe Systems Inc. ...............       112,280
     1,700   Autodesk Inc. ....................        27,472
     3,500   *BMC Software Inc. ...............        57,155
     2,500   Citrix Systems Inc. ..............        50,975
     8,700   Computer Associates Intl. Inc. ...       193,836
     5,800   *Compuware Corp. .................        33,176
     2,200   *Electronic Arts Inc. ............       162,580
     3,100   *Intuit Inc. .....................       138,229
     1,300   *Mercury Interactive Corp. .......        50,388
   161,800   Microsoft Corp. ..................     4,148,552
    79,200   *Oracle Corp. ....................       951,192
     3,900   *Parametric Technology Corp. .....        11,778
     4,800   *PeopleSoft Inc. .................        84,432
     7,200   *Siebel Systems Inc. .............        68,278
     2,200   *Symantec Corp. ..................        96,602
     6,200   *Veritas Software Corp. ..........       178,250
                                                 ------------
                                                    6,365,175
                                                 ------------
             CONSUMER PRODUCTS (4.8%)
800.......   Alberto-Culver Co. CL B...........        40,880
     1,000   *American Greetings Corp. ........        19,640
     3,500   Avon Products Inc. ...............       217,700
     1,100   Black & Decker Corp. .............        47,795
     3,200   Clorox Co. .......................       136,480
     8,100   Colgate Palmolive Co. ............       469,395
     4,300   Eastman Kodak Co. ................       117,605
     3,900   Ecolab Inc. ......................        99,840
     2,200   Fortune Brands Inc. ..............       114,840
    15,400   Gillette Co. .....................       490,644
    44,800   Johnson & Johnson Co. ............     2,316,160
     1,900   *Jones Apparel Group Inc. ........        55,594

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             CONSUMER PRODUCTS (CONTINUED)
     7,700   Kimberly Clark....................  $    401,478
     2,900   Leggett & Platt Inc. .............        59,450
     1,600   Liz Claiborne Inc. ...............        56,400
     7,200   Masco Co. ........................       171,720
     4,400   McKesson Corp. ...................       157,256
     1,100   Maytag Corp. .....................        26,862
     4,100   Newell Rubbermaid Inc. ...........       114,800
     3,900   Nike CL B.........................       208,611
    19,600   Procter & Gamble Co. .............     1,747,928
       900   *Reebok International Ltd. .......        30,267
       800   Snap On Tools Inc. ...............        23,224
     1,300   Stanley Works.....................        35,880
       800   Tupperware Corp. .................        11,488
     1,600   V.F. Corp. .......................        54,352
     1,000   Whirlpool Corp. ..................        63,700
                                                 ------------
                                                    7,289,989
                                                 ------------
             CONSUMER SERVICES (0.0%)
     2,100   Sabre Group Holdings Inc. ........        51,765
                                                 ------------
             CONTAINERS & PACKAGING (0.2%)
     1,800   Avery Dennison Co. ...............        90,360
       800   Ball Corp. .......................        36,408
       800   Bemis Co. ........................        37,440
     2,400   *Pactiv Corp. ....................        47,304
     1,300   *Sealed Air Corp. ................        61,958
                                                 ------------
                                                      273,470
                                                 ------------
             DISTRIBUTION/WHOLESALE (0.0%)
     1,300   Grainger WW Inc. .................        60,788
                                                 ------------
             DIVERSIFIED MANUFACTURING (3.8%)
     5,900   3M Co. ...........................       760,982
     1,000   *American Standard Co. ...........        73,930
       900   Crane Co. ........................        20,367
       600   Cummins Inc. .....................        21,534
     3,000   Dover Corp. ......................        89,880
     1,100   Eaton Corp. ......................        86,471
   150,600   General Electric Co. .............     4,319,208
     4,600   Illinois Tool Works...............       302,910
     1,300   ITT Industries Inc. ..............        85,098
     2,000   Textron Inc. .....................        78,040
                                                 ------------
                                                    5,838,420
                                                 ------------
             DRUGS-BIOTECHNOLOGY (8.7%)
    23,600   Abbott Labs.......................     1,032,736
     1,900   Allergan Inc. ....................       146,490
     1,600   AmerisourceBergen Corp. ..........       110,960
    18,906   *Amgen Inc. ......................     1,256,115
     2,200   *Biogen Inc. .....................        83,534
    29,400   Bristol-Meyer Squibb Co. .........       798,210
     6,700   Cardinal Health Inc. .............       430,810
     2,800   *Chiron Corp. ....................       122,808
    17,000   Eli & Lilly Co. ..................     1,172,490
     5,500   *Forest Laboratories CL A.........       301,125
     3,200   *Genzyme Corp. ...................       133,856
     3,600   *King Pharmaceuticals Inc. .......        53,136

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             DRUGS-BIOTECHNOLOGY (CONTINUED)
     3,800   *Medimmune Inc. ..................  $    138,282
    33,900   Merck & Co. ......................     2,052,645
   119,230   Pfizer Inc. ......................     4,071,705
     1,700   Quintiles Transnational Corp. ....        24,089
    22,200   Schering Plough Corp. ............       412,920
     1,600   *Watson Pharmaceuticals Inc. .....        64,592
    20,000   Wyeth.............................       911,000
                                                 ------------
                                                   13,317,503
                                                 ------------
             EDUCATION (0.1%)
     2,600   *Apollo Group Inc. ...............       160,680
                                                 ------------
             ELECTRONIC INSTRUMENTS & CONTROLS (0.7%)
     7,100   *Agilent Technologies Inc. .......       138,805
     2,900   American Power Conversion Co. ....        45,269
     1,400   Cooper Industries Ltd. CL A.......        57,820
     6,300   Emerson Electric Co. .............       321,930
     3,000   *Jabil Circuit Inc. ..............        66,300
     2,900   Molex Inc. .......................        78,242
     1,800   Parker Hannifin Corp. ............        75,582
     1,200   *Power- One Inc. .................         8,544
     2,800   Rockwell Intl. Corp. .............        66,752
     7,700   *Sanmina Corp. ...................        48,664
    12,300   *Solectron Corp. .................        46,002
     1,200   *Tektronix Inc. ..................        25,920
       900   *Thomas & Betts Co. ..............        13,005
                                                 ------------
                                                      992,835
                                                 ------------
             ENTERTAINMENT & LEISURE (0.8%)
     1,300   Brunswick Corp. ..................        32,526
     9,500   Carnival Corp. ...................       308,845
     2,600   Hasbro Inc. ......................        45,474
     1,300   International Game Technology.....       133,029
     6,700   Mattel Inc. ......................       126,764
    30,700   Walt Disney Co. ..................       606,325
                                                 ------------
                                                    1,252,963
                                                 ------------
             FINANCIAL SERVICES (3.8%)
    19,500   American Express Co. .............       815,295
     1,500   Bear Stearns Cos. Inc. ...........       108,630
    20,000   Charles Schwab Corp. .............       201,800
     7,400   *Concord EFS Inc. ................       108,928
     1,900   Countrywide Financial Corp. ......       132,183
    14,700   Fannie Mae........................       991,368
    10,300   Federal Home Loan Mortgage
              Corp. ...........................       522,931
     1,600   Federated Investors Inc. .........        43,872
     3,800   Franklin Resources Inc. ..........       148,466
     7,100   Goldman Sachs Group Inc. .........       594,625
     2,600   H & R Block Inc. .................       112,450
     3,600   Janus Capital Group Inc. .........        59,040
     3,600   Lehman Brothers Holdings Inc. ....       239,328
    14,000   Merrill Lynch & Co. ..............       653,520
    16,400   Morgan Stanley Dean Witter........       701,100
     6,800   SLM Corp. ........................       266,356
     1,800   T Rowe Price Group Inc. ..........        67,986
                                                 ------------
                                                    5,767,878
                                                 ------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             FOOD, BEVERAGE & TOBACCO (4.8%)
       500   Adolph Coors Co. .................  $     24,490
    30,500   Altria Group Inc. ................     1,385,920
    12,600   Anheuser-Busch Cos. Inc. .........       643,230
     9,750   Archer-Daniels-Midland Co. .......       125,482
       900   Brown Foremann CL B...............        70,758
     6,200   Campbell Soup Co. ................       151,900
    37,000   Coca-Cola Co. ....................     1,717,170
     6,800   Coca-Cola Enterprises.............       123,420
     8,100   ConAgra Foods Inc. ...............       191,160
     5,600   General Mills Inc. ...............       265,496
     5,300   H J Heinz Co. ....................       174,794
     2,000   Hershey Foods Corp. ..............       139,320
     6,100   Kellogg Co. ......................       209,657
     2,100   McCormick & Co. ..................        57,120
     4,100   Pepsi Bottling Group..............        82,082
    25,900   PepsiCo Inc. .....................     1,152,550
     1,200   R.J. Reynolds Tobacco Holdings
              Inc. ............................        44,652
    11,700   Sara Lee Corp. ...................       220,077
     9,800   Sysco Corp. ......................       294,392
     2,500   UST Inc. .........................        87,575
     3,400   William Wrigley Jr. Co. ..........       191,182
                                                 ------------
                                                    7,352,427
                                                 ------------
             FORESTRY & PAPER PRODUCTS (0.4%)
       800   Boise Cascade Corp. ..............        19,120
     3,800   Georgia Pacific Co. ..............        72,010
     7,200   International Paper Co. ..........       257,256
     1,500   *Louisiana-Pacific Co. ...........        16,260
     3,000   MeadWestvaco Corp. ...............        74,100
       800   Temple-Inland Inc. ...............        34,328
     3,300   Weyerhaeuser Co. .................       178,200
                                                 ------------
                                                      651,274
                                                 ------------
             HOTELS & CASINOS (0.2%)
     1,600   *Harrahs Entertainment Inc. ......        64,384
     5,700   Hilton Hotels Corp. ..............        72,903
     3,500   Marriott International Inc. ......       134,470
     3,000   Starwood Hotels & Resorts
              Worldwide........................        85,770
                                                 ------------
                                                      357,527
                                                 ------------
             INSURANCE (4.7%)
     2,300   Aetna Inc. .......................       138,460
     7,700   Aflac Corp. ......................       236,775
    10,600   Allstate Corp. ...................       377,890
     1,600   Ambac Financial Group Inc. .......       106,000
    39,300   American International Group......     2,168,574
     2,100   *Anthem Inc. .....................       162,015
     4,700   Aon Corp. ........................       113,176
     2,800   Chubb Corp. ......................       168,000
     2,100   Cigna Corp. ......................        98,574
     2,400   Cincinnati Financial Corp. .......        88,896
     4,200   Hartford Financial Services.......       211,512
     2,400   *Humana Inc. .....................        36,240
     2,100   Jefferson Pilot Corp. ............        87,066
     4,300   John Hancock Financial Services...       132,139
     2,600   Lincoln National Corp. ...........        92,638

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             INSURANCE (CONTINUED)
     2,800   Loews Corp. ......................  $    132,412
     8,100   Marsh & McLennan Co. .............       413,667
     2,100   MBIA Inc. ........................       102,375
    11,500   MetLife Inc. .....................       325,680
     1,400   MGIC Investment Corp. ............        65,296
     5,000   Principal Financial Group.........       161,250
     3,300   Progressive Corp. ................       241,230
     8,300   Prudential Financial Inc. ........       279,295
     2,000   Safeco Corp. .....................        70,560
     3,400   St. Paul Cos......................       124,134
     1,700   Torchmark Corp. ..................        63,325
    15,250   Travelers Property Casualty.......       240,493
     9,000   UnitedHealth Group Inc. ..........       452,250
     4,300   UnumProvident Corp. ..............        57,663
     2,200   *Wellpoint Health Networks........       185,460
                                                 ------------
                                                    7,133,045
                                                 ------------
             MACHINERY (0.3%)
     5,200   Caterpillar Inc. .................       289,432
     3,600   Deere & Co. ......................       164,520
                                                 ------------
                                                      453,952
                                                 ------------
             MEDIA & PUBLISHING (2.1%)
    67,900   *AOL Time Warner Inc. ............     1,092,511
     1,200   Dow Jones & Co. ..................        51,636
     4,000   Gannett Co Inc. ..................       307,240
     1,200   Knight Ridder Inc. ...............        82,716
     2,800   McGraw Hill Cos. Inc. ............       173,600
       700   Meredith Corp. ...................        30,800
     2,200   New York Times CL A...............       100,100
     1,700   R.R. Donnelley & Sons Co. ........        44,438
     4,600   Tribune Co. ......................       222,180
    26,500   *Viacom Inc. CL B.................     1,156,990
                                                 ------------
                                                    3,262,211
                                                 ------------
             MEDICAL & RELATED (2.0%)
       700   Bard C.R. Inc. ...................        49,917
       800   Bausch & Lomb Inc. ...............        30,000
     9,000   Baxter International Inc. ........       234,000
     3,900   Biomet Inc. ......................       111,930
     6,200   *Boston Scientific Corp. .........       378,820
     4,600   Guidant Corp. ....................       204,194
     7,700   HCA -- The Healthcare Co. ........       246,708
     3,600   Health Mgmt. Associates Inc. CL
              A................................        66,420
     3,600   IMS Health Inc. ..................        64,764
     1,300   *Manor Care Inc. .................        32,513
    18,400   Medtronic Inc. ...................       882,648
     2,700   Plum Creek Timber Co. ............        70,065
     1,500   Quest Diagnostics Inc. ...........        95,700
     2,700   *St. Jude Medical Inc. ...........       155,250
     3,000   Stryker Corp. ....................       208,110
     7,050   *Tenet Healthcare Corp. ..........        82,132
     2,970   *Zimmer Holdings Inc. ............       133,798
                                                 ------------
                                                    3,046,969
                                                 ------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             METALS & MINING (0.5%)
    12,800   Alcoa Inc. .......................  $    326,400
     1,200   Allegheny Technologies Inc. ......         7,920
     2,100   Freeport McMoran Copper CL B......        51,450
     6,100   Newmont Mining Corp. .............       198,006
     1,100   Nucor Corp. ......................        53,735
     1,300   *Phelps Dodge Corp. ..............        49,842
     1,300   Pinnacle West Capital Corp. ......        48,685
     1,500   United States Steel Corp. ........        24,555
     1,300   Worthington Inds. Inc. ...........        17,420
                                                 ------------
                                                      778,013
                                                 ------------
             OFFICE EQUIPMENT & SUPPLIES (0.2%)
       800   Deluxe Corp. .....................        35,840
     3,500   Pitney Bowes Inc. ................       134,435
    11,800   *Xerox Corp. .....................       124,962
                                                 ------------
                                                      295,237
                                                 ------------
             OIL, ENERGY & NATURAL GAS (5.2%)
     1,300   Amerada Hess Corp. ...............        63,934
     3,700   Anadarko Petroleum Corp. .........       164,539
     2,411   Apache Corp. .....................       156,860
     1,000   Ashland Inc. .....................        30,680
     5,100   Baker Hughes Inc. ................       171,207
     2,300   *BJ Services Co. .................        85,928
     3,000   Burlington Resources Inc. ........       162,210
    16,100   ChevronTexaco Corp. ..............     1,162,420
    10,222   ConocoPhillips....................       560,166
     3,500   Devon Energy Corp. ...............       186,900
     5,600   *Dynegy Inc. .....................        23,520
     1,700   EOG Resources Inc. ...............        71,128
   100,600   Exxon Mobil Corp. ................     3,612,546
     6,600   Halliburton Co. ..................       151,800
     1,500   Kerr-McGee Co. ...................        67,200
     4,600   Marathon Oil Corp. ...............       121,210
       900   *McDermott International Inc. ....         5,697
     2,200   *Nabors Industries Ltd. ..........        87,010
     2,000   *Noble Corp. .....................        68,600
     5,700   Occidental Petroleum Corp. .......       191,235
     1,400   *Rowan Cos. Inc. .................        31,360
     8,800   Schlumberger Ltd. ................       418,616
     1,100   Sunoco Inc. ......................        41,514
     4,800   *Transocean Sedco Forex Inc. .....       105,456
     3,900   Unocal Corp. .....................       111,891
                                                 ------------
                                                    7,853,627
                                                 ------------
             REAL ESTATE & LEASING (0.3%)
     1,400   Apartment Investment & Mgmt.
              Co. .............................        48,440
     6,100   Equity Office Properties Trust....       164,761
     4,100   Equity Residential Properties
              Trust............................       106,395
     2,800   Simon Property Group Inc. ........       109,284
                                                 ------------
                                                      428,880
                                                 ------------
             RENTAL & LEASING SERVICES (0.0%)
       900   Ryder System Inc. ................        23,058
                                                 ------------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             RESTAURANTS (0.5%)
     2,500   Dardeen Restaurants Inc. .........  $     47,450
    19,200   McDonalds Corp. ..................       423,552
     5,900   *Starbucks Corp. .................       144,845
     1,700   Wendy's International Inc. .......        49,249
     4,400   *Yum! Brands Inc. ................       130,064
                                                 ------------
                                                      795,160
                                                 ------------
             RETAIL (6.6%)
     5,500   Albertson's Inc. .................       105,600
     4,200   *AutoNation Inc. .................        66,024
     1,400   *AutoZone Inc. ...................       106,358
     4,400   *Bed Bath & Beyond Inc. ..........       170,808
     4,750   *Best Buy Co. Inc. ...............       208,620
     1,700   *Big Lots Inc. ...................        25,568
     3,100   Circuit City Stores Inc. .........        27,280
     6,900   *Costco Wholesale Corp. ..........       252,540
     5,900   CVS Corp. ........................       165,377
     1,200   Dillard's Inc. CL A...............        16,164
     5,000   Dollar General Corp. .............        91,300
     4,800   *eBay Inc. .......................       499,200
     2,600   Family Dollar Stores Inc. ........        99,190
     2,800   Federated Dept Stores Inc. .......       103,180
    13,450   Gap Inc. .........................       252,322
    34,500   Home Depot Inc. ..................     1,142,640
     4,000   JC Penney Co. ....................        67,400
     5,100   *Kohl's Corp. ....................       262,038
    11,300   *Kroger Co. ......................       188,484
     7,900   Limited Brands Inc. ..............       122,450
    11,800   Lowes Cos.........................       506,810
     4,300   May Dept Stores Co. ..............        95,718
     2,000   Nordstrom Inc. ...................        39,040
     4,600   Office Depot Inc. ................        66,746
     2,500   Radioshack Corp. .................        65,775
     6,900   *Safeway Inc. ....................       141,174
     4,700   Sears Roebuck & Co. ..............       158,108
     2,200   Sherwin-Williams Co. .............        59,136
     7,300   *Staples Inc. ....................       133,955
     2,000   Supervalu Inc. ...................        42,640
    13,800   Target Corp. .....................       522,192
     2,200   Tiffany & Co. ....................        71,896
     7,800   TJX Cos. Inc. ....................       146,952
     3,300   *Toys 'R' Us Inc. ................        39,996
    15,500   Walgreen Co. .....................       466,550
    65,800   Wal-Mart Stores Inc. .............     3,531,486
     2,100   Winn-Dixie Stores Inc. ...........        25,851
                                                 ------------
                                                   10,086,568
                                                 ------------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (0.3%)
     3,100   Applied Biosystems Group                  58,993
     2,300   Danaher Corp. ....................       156,515
       700   *Millipore Corp. .................        31,059
     1,900   Pall Corp. .......................        42,750
     1,900   PerkinElmer Inc. .................        26,239

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             SCIENTIFIC & TECHNICAL INSTRUMENTS (CONTINUED)
     2,400   *Thermo Electron Corp. ...........  $     50,448
     1,900   *Waters Corp. ....................        55,347
                                                 ------------
                                                      421,351
                                                 ------------
             SEMICONDUCTORS (2.8%)
     5,200   *Advanced Micro Devices Inc. .....        33,332
     5,700   *Altera Corp. ....................        93,480
    24,900   *Applied Materials Inc. ..........       394,416
     4,600   *Applied Micro Circuits Corp. ....        27,830
     4,200   *Broadcom Corp. ..................       104,622
    98,700   Intel Corp. ......................     2,051,381
     2,800   *KLA-Tencor Corp. ................       130,088
     4,700   Linear Technology Corp. ..........       152,139
     5,600   *LSI Logic Corp. .................        39,648
     4,900   Maxim Integrated Products Inc. ...       167,090
     9,200   *Micron Technology Inc. ..........       106,996
     2,700   *National Semiconductor Corp. ....        53,244
     2,200   *Novellus Systems Inc. ...........        80,566
     2,400   *Nvidia Corp. ....................        54,984
     2,600   *PMC -- Sierra Inc. ..............        30,576
     1,400   *QLogic Corp. ....................        67,536
     2,800   *Teradyne Inc. ...................        48,468
    25,900   Texas Instruments Inc. ...........       455,840
     5,100   *Xilinx Inc. .....................       129,030
                                                 ------------
                                                    4,221,266
                                                 ------------
             TELECOMMUNICATIONS EQUIPMENT (2.2%)
    12,100   *ADC Telecommunications Inc. .....        28,060
     5,500   *Analog Devices Inc. .............       191,510
     1,400   *Andrew Corp. ....................        13,076
     5,701   Avaya Inc. .......................        36,828
     7,100   *Ciena Corp. .....................        36,707
   105,600   *Cisco Systems Inc. ..............     1,773,024
     2,900   *Comverse Technology Inc. ........        43,529
    18,700   *Corning Corp. ...................       138,193
    21,500   *JDS Uniphase Corp. ..............        75,250
    62,400   *Lucent Technologies Inc. ........       126,672
    34,600   Motorola Inc. ....................       326,278
    12,000   Qualcom Inc. .....................       431,280
     2,200   Scientific-Atlanta Inc. ..........        52,448
     6,200   *Tellabs Inc. ....................        40,672
                                                 ------------
                                                    3,313,527
                                                 ------------
             TELECOMMUNICATIONS SERVICES (3.4%)
     4,700   Alltell Corp. ....................       226,634
    11,850   AT&T Corp. .......................       228,113
    40,684   *AT&T Wireless Services...........       334,015
    27,900   Bell South Corp. .................       742,977
     2,100   CenturyTel Inc. ..................        73,185
     4,200   *Citizens Communications Co. .....        54,138
    15,500   *Nextel Communications Inc. CL
              A................................       280,085
    25,800   *Qwest Communications Intl........       123,324
    49,800   SBC Communications Inc. ..........     1,272,390
    13,500   Sprint Corp. .....................       194,400

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES (CONTINUED)
    15,200   *Sprint PCS Group.................  $     87,400
    41,400   Verizon Communications Inc. ......     1,633,230
                                                 ------------
                                                    5,249,891
                                                 ------------
             TRANSPORTATION (1.4%)
     5,600   Burlington Northern Santa Fe
              Corp. ...........................       159,264
     3,200   CSX Corp. ........................        96,288
     1,800   Delta Airlines Inc. ..............        26,424
     4,500   FedEx Corp. ......................       279,135
     5,900   Norfolk Southern Co. .............       113,280
    11,800   Southwest Airlines Co. ...........       202,960
     3,800   Union Pacific Corp. ..............       220,476
    17,000   United Parcel Service CL B........     1,082,900
                                                 ------------
                                                    2,180,727
                                                 ------------
             UTILITIES (2.6%)
     9,200   *AES Corp. .......................        58,420
     2,000   *Allegheny Energy Inc. ...........        16,900
     2,400   Ameren Corp. .....................       105,840
     6,000   American Electric Power Co. ......       178,980
     5,700   *Calpine Corp. ...................        37,620
     4,600   Centerpoint Energy Inc. ..........        37,490
     2,600   Cinergy Corp. ....................        95,654
     2,100   *CMS Energy Corp. ................        17,010
     3,300   Consolidated Edison Inc. .........       142,824
     2,500   Constellation Energy Group........        85,750
     4,700   Dominion Resources Inc. ..........       302,069
     2,500   DTE Energy Co. ...................        96,600
    13,600   Duke Energy Co. ..................       271,320
     5,000   *Edison International.............        82,150
     9,000   El Paso Corp. ....................        72,720
     3,400   Entergy Corp. ....................       179,452
     4,900   Exelon Corp. .....................       293,069
     4,500   First Energy Corp. ...............       173,025
     2,700   FPL Group Inc. ...................       180,495
     2,300   Keyspan Corp. ....................        81,535
     1,800   Kinder Morgan Inc. ...............        98,370
     6,300   *Mirant Corp. ....................        18,270
       600   Nicor Inc. .......................        22,266
     3,900   Nisource Inc. ....................        74,100
       500   People's Energy Corp. ............        21,445
     6,100   *PG & E Corp. ....................       129,015
     2,500   PPL Corp. ........................       107,500
     3,600   Progress Energy Inc. .............       158,040
     3,400   Public Service Enterprises........       143,650
     3,100   Sempra Energy.....................        88,443
    10,900   Southern Co. .....................       339,644
     2,600   Teco Energy Inc. .................        31,174
     4,800   TXU Corp. ........................       107,760
     8,000   Williams Cos......................        63,200
     6,000   Xcel Energy Inc. .................        90,240
                                                 ------------
                                                    4,002,040
                                                 ------------

                                                     FAIR
  SHARES             U.S. COMMON STOCKS             VALUE
-------------------------------------------------------------
             WASTE MANAGEMENT SERVICES (0.2%)
     3,100   *Allied Waste Industries Inc. ....  $     31,155
     8,900   Waste Management Inc. ............       214,401
                                                 ------------
                                                      245,556
                                                 ------------
             TOTAL U.S. COMMON STOCKS
              (88.0%)..........................  $134,191,847
                                                 ------------

                                                     FAIR
  SHARES           FOREIGN COMMON STOCKS            VALUE
-------------------------------------------------------------
             BERMUDA (0.6%)
             DIVERSIFIED MANUFACTURING (0.5%)
     2,500   Ingersoll Rand Co. CL A...........  $    118,300
    30,200   Tyco International Ltd. ..........       573,196
                                                 ------------
                                                      691,496
                                                 ------------
             INSURANCE (0.1%)
     4,000   Ace Ltd. .........................       137,160
     2,000   XL Capital Ltd. CL A..............       166,000
                                                 ------------
                                                      303,160
                                                 ------------
             TOTAL BERMUDA (0.6%)..............       994,656
                                                 ------------
             TOTAL FOREIGN COMMON STOCKS
              (0.6%)...........................  $    994,656
                                                 ------------
             TOTAL COMMON STOCKS (88.6%).......  $135,186,503
                                                 ------------

                                                     FAIR
  SHARES             DEPOSITORY RECEIPT             VALUE
-------------------------------------------------------------
    40,750   S&P 500 Depositary Receipt........  $  3,978,423
                                                 ------------
             TOTAL DEPOSITORY RECEIPT (2.6%)...  $  3,978,423
                                                 ------------

   FACE                                              FAIR
  AMOUNT            SHORT-TERM NOTES (A)            VALUE
-------------------------------------------------------------
             BANKING (1.3%)
$2,000,000   Citicorp 0.950% 07/01/03            $  2,000,000
                                                 ------------
             FINANCIAL SERVICES (5.5%)
 1,773,000   AIG Funding Inc. 0.890%
              07/03/03.........................     1,772,912
 1,533,000   American Express Credit Corp.
              0.980% 07/07/03..................     1,532,750
 1,551,000   General Electric Capital Corp.
              0.970% 07/02/03..................     1,550,958
 3,556,000   Household Finance 1.040%
              07/09/03.........................     3,555,178
                                                 ------------
                                                    8,411,798
                                                 ------------
             INSURANCE (1.1%)
 1,653,000   Prudential Funding 0.850%
              07/08/03.........................     1,652,695
                                                 ------------
             TOTAL SHORT-TERM NOTES (7.9%).....  $ 12,064,493
                                                 ------------
             TOTAL HOLDINGS (99.1%)
             (COST $179,547,085) (b)...........  $151,229,419
                                                 ------------
             CASH & RECEIVABLES,
             NET OF LIABILITIES (0.9%).........     1,320,081
                                                 ------------
             NET ASSETS (100.0%)...............  $152,549,500
                                                 ============

                                                                     (continued)

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                  UNREALIZED
CONTRACTS (C)                                    DEPRECIATION
-------------------------------------------------------------
        55   Futures Contacts Purchased
              S&P 500 Index Futures
              (Sept. 2003/$977.85).............  $     62,563

---------------

  *  Non-income producing securities.
(a)  The short-term notes are pledged as collateral for the S&P
     500 futures contracts.
(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,870,149.
(c) The futures contracts are hedged by commercial paper and cash on deposit with a combined fair value of $13,455,465.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $179,547,085)....................  $151,229,419
  Cash.....................................         1,997
  Deposits with brokers for margin
    requirements on futures................     1,253,578
  Receivable for fund shares sold..........        91,264
  Dividends & accrued interest
    receivable.............................       183,876
  Prepaid expenses.........................           169
                                             ------------
    Total assets...........................   152,760,303
                                             ------------
Liabilities:
  Variation margin on futures..............        62,563
  Payable for fund shares redeemed.........        57,814
  Payable for investment management
    services (note 3)......................        48,355
  Accrued professional fees................         5,620
  Accrued accounting and transfer agent
    fees...................................        24,987
  Accrued printing and proxy fees..........         2,479
  Other accrued expenses...................         8,985
                                             ------------
    Total liabilities......................       210,803
                                             ------------
Net assets.................................  $152,549,500
                                             ============
Net assets consist of:
  Par value, $1 per share..................  $ 15,079,018
  Paid-in capital in excess of par value...   199,951,770
  Accumulated net realized loss on
    investments............................   (34,507,144)
  Net unrealized depreciation on:
    Investments............................   (28,317,666)
    Futures contracts......................       (62,563)
  Undistributed net investment income......       406,085
                                             ------------
Net assets.................................  $152,549,500
                                             ============
Shares outstanding.........................    15,079,018
Net asset value per share..................  $      10.12
                                             ============

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest..................................  $    123,425
  Dividends.................................     1,061,132
                                              ------------
    Total investment income.................     1,184,557
                                              ------------
Expenses:
  Management fees (note 3)..................       266,158
  Custodian fees............................        13,567
  Directors' fees...........................         5,444
  Professional fees.........................        10,066
  Accounting and transfer agent fees........        88,394
  Printing and proxy fees...................        13,645
  Other.....................................           508
                                              ------------
    Total expenses..........................       397,782
                                              ------------
    Net investment income...................       786,775
                                              ------------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) on:
    Investments.............................    (2,034,164)
    Futures contracts.......................     1,841,470
  Change in unrealized appreciation
    (depreciation) on:
    Investments.............................    14,260,475
    Futures contracts.......................       337,750
                                              ------------
      Net gain on investments...............    14,405,531
                                              ------------
      Net increase in net assets from
         operations.........................  $ 15,192,306
                                              ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
S&P 500 INDEX PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    786,775       $  1,755,300
  Realized loss on investments and futures contracts........        (192,694)       (16,612,289)
  Change in unrealized appreciation (depreciation) on
    investments and futures contracts.......................      14,598,225        (27,794,464)
                                                                ------------       ------------
      Net increase (decrease) in net assets from
       operations...........................................      15,192,306        (42,651,453)
                                                                ------------       ------------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................        (402,600)        (1,764,835)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................      16,567,780         22,064,124
  Received from dividends reinvested........................         402,600          1,764,835
  Paid for shares redeemed..................................     (16,476,314)       (29,117,482)
                                                                ------------       ------------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................         494,066         (5,288,523)
                                                                ------------       ------------
         Increase (decrease) in net assets..................      15,283,772        (49,704,811)
Net Assets:
  Beginning of year.........................................     137,265,728        186,970,539
                                                                ------------       ------------
  End of year (a)...........................................    $152,549,500       $137,265,728
                                                                ============       ============
(a) Includes undistributed net investment income of.........    $    406,085       $     21,910
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ----------------------------------------
                                                                (UNAUDITED)         2002        2001       2000       1999
                                                              ----------------     -------     ------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the year):
Net asset value, beginning of year..........................      $  9.11          $ 11.91     $14.04     $16.17     $14.23
Income (loss) from investment operations:
  Net investment income.....................................         0.03             0.11       0.26       0.49       0.40
  Net realized & unrealized gain (loss) on investments......         1.01            (2.80)     (2.13)     (2.00)      3.28
                                                                  -------          -------     ------     ------     ------
    Total income (loss) from investment operations..........         1.04            (2.69)     (1.87)     (1.51)      3.68
                                                                  -------          -------     ------     ------     ------
Less distributions:
  Dividends from net investment income......................        (0.03)           (0.11)     (0.26)     (0.49)     (0.44)
  Distributions from net realized capital gains.............         0.00             0.00       0.00      (0.03)     (1.30)
  Return of capital.........................................         0.00             0.00       0.00      (0.10)      0.00
                                                                  -------          -------     ------     ------     ------
    Total distributions.....................................        (0.03)           (0.11)     (0.26)     (0.62)     (1.74)
                                                                  -------          -------     ------     ------     ------
Net asset value, end of year................................      $ 10.12          $  9.11     $11.91     $14.04     $16.17
                                                                  =======          =======     ======     ======     ======
Total return................................................        11.43%(b)       (22.63)%   (13.34)%    (9.65)%    25.63%
Ratios and supplemental data:
Net assets at end of year (millions)........................      $ 152.5          $ 137.3     $187.0     $209.2     $216.6
Ratios to average net assets:
  Expenses..................................................         0.57%(a)         0.55%      0.52%      0.50%      0.49%
  Net investment income.....................................         1.13%(a)         1.10%      2.07%      3.14%      2.62%
Portfolio turnover rate.....................................           13%              15%        10%        30%        68%

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 OBJECTIVE

The Blue Chip Portfolio seeks growth of capital and income by investing primarily in securities of high quality companies.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURN:
One-year                                    -3.28%
Five-year                                   -1.49%
Since inception (5/1/98)                     7.00%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The six-month period ended June 30, 2003 produced positive equity returns for most market benchmarks, aided by an extremely strong second quarter. Market breadth was positive as all ten S&P 500 economic sectors generated positive returns. The best performing sectors over the past six months were Information Technology (up 18%), Utilities (up 18%), and Consumer Discretionary (up 17%). The worst performing sectors of the market during the first half of 2003 were Consumer Staples (up 2%), Telecommunication Services (up 4%), and Materials (up 6%). Small and mid-cap investment strategies outperformed large-cap strategies over the past six months. Value portfolios generally outperformed growth portfolios across most market capitalizations during this period as well.

The Ohio National Blue Chip Portfolio returned 9.73% during the first half of 2003. The fund underperformed the S&P 500 which returned 11.76% during this period and the S&P/Barra Value Index which returned 12.3%.

Positive influences on performance relative to the S&P 500 during the reporting period included underweight positions and favorable security selection in Health Care (Boston Scientific up 44%, United HealthGroup up 20%, Bristol-Myers up 19%) and Consumer Staples (Altria Group up 16%, Kimberly-Clark up 9%, UST Inc. up 8%). Other positive influences on relative performance included an overweight position and favorable security selection in Financials (JP Morgan up 57%, Bear Stearns up 23%, US Bancorp up 23%).

Negative influences on relative performance during the reporting period included an overweight position and unfavorable security selection in Materials (Intl Paper down 4%, Air Products down 2%) and underweight positions and unfavorable security selection in Consumer Discretionary (Philips Electronics up 10%, Viacom Inc Cl B up 7%, General Motors up 0.5%) and Information Technology (IBM up 7%, Computer Sciences up 11%, Motorola up 10%).

Over the past three months, we increased the portfolio's exposure to Financials and Consumer Discretionary stocks, and continued to decrease the fund's exposure to Consumer Staples and Health Care. Valuations remained attractive within Health Care so we continued to seek undervalued names to replace those companies that were no longer attractive. We maintained an underweight in Consumer Discretionary names given our views regarding consumer spending and the sluggish domestic economy. However, our valuation disciplines identified many attractively valued companies in the sector, so we looked for opportunities within this area. In the Financials sector, we added exposure to consumer credit, and continued to seek ideas with increased capital market and/or economic leverage. We also maintained an underweight in Information Technology, emphasizing companies with historical valuation support.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Citigroup Inc.                         3.5
 2.  Bank of America Corp.                  2.7
 3.  Washington Mutual Inc.                 2.5
 4.  Cendant Corp.                          2.5
 5.  Hewlett-Packard Co.                    2.4
 6.  Altria Group Inc.                      2.2
 7.  ChevronTexaco Corp.                    2.1
 8.  Wachovia Corp.                         2.1
 9.  Tyco International Ltd.                2.1
10.  Wells Fargo Co.                        2.0

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Banking                                17.1
 2.  Insurance                              10.5
 3.  Oil, Energy & Natural Gas               9.8
 4.  Computer & Related                      7.4
 5.  Financial Services                      6.0

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           AEROSPACE & DEFENSE (1.5%)
   2,400   General Dynamics Corp................  $   174,000
   1,978   Northrop Grumman Corp................      170,682
                                                  -----------
                                                      344,682
                                                  -----------
           AUTOMOTIVE & RELATED (3.2%)
  15,947   Ford Motor Co........................      175,257
   5,701   General Motors Corp..................      205,236
   4,100   Johnson Controls Inc.................      350,960
                                                  -----------
                                                      731,453
                                                  -----------
           BANKING (17.1%)
   7,600   Bank of America Corp.................      600,628
  18,333   Citigroup Inc........................      784,652
   9,200   JP Morgan Chase & Co.................      314,456
  10,400   MBNA Corp............................      216,736
   4,600   PNC Financial Services Group.........      224,526
   9,800   US Bancorp...........................      240,100
  12,000   Wachovia Corp........................      479,520
  13,850   Washington Mutual Inc................      572,005
   8,900   Wells Fargo Co.......................      448,560
                                                  -----------
                                                    3,881,183
                                                  -----------
           BUSINESS SERVICES (4.1%)
  30,467   *Cendant Corp........................      558,155
   8,900   First Data Corp......................      368,816
                                                  -----------
                                                      926,971
                                                  -----------
           CHEMICALS (3.8%)
   6,800   Air Products & Chemicals Inc.........      282,880
   6,500   E.I. Dupont de Nemours & Co..........      270,660
   6,000   PPG Industries Inc...................      304,440
                                                  -----------
                                                      857,980
                                                  -----------
           COMPUTER & RELATED (7.4%)
   1,600   *Computer Sciences Corp..............       60,992
   8,900   Electronic Data Systems Corp.........      190,905
  25,823   Hewlett-Packard Co...................      550,030
   3,500   Int'l Business Machines Corp.........      288,750
   3,100   *Lexmark Intl. Group CL A............      219,387
  14,400   *Storage Technology Corp.............      370,656
                                                  -----------
                                                    1,680,720
                                                  -----------
           DIVERSIFIED MANUFACTURING (0.5%)
   3,000   Textron Inc..........................      117,060
                                                  -----------
           DRUGS/BIOTECHNOLOGY (3.8%)
   8,100   Bristol-Meyers Squibb Co.............      219,915
   3,900   Merck & Co...........................      236,145
  11,733   Pfizer Inc...........................      400,682
                                                  -----------
                                                      856,742
                                                  -----------
           FINANCIAL SERVICES (6.0%)
   5,902   Bear Stearns Cos. Inc................      427,423
   4,000   Fannie Mae...........................      269,760
   5,400   H & R Block Inc......................      233,550
  10,100   Morgan Stanley Dean Witter...........      431,775
                                                  -----------
                                                    1,362,508
                                                  -----------

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           FOOD, BEVERAGE & TOBACCO (4.2%)
  10,800   Altria Group Inc.....................  $   490,752
   4,300   General Mills Inc....................      203,863
   4,700   Sara Lee Corp........................       88,407
   4,800   UST Inc..............................      168,144
                                                  -----------
                                                      951,166
                                                  -----------
           FORESTRY & PAPER PRODUCTS (1.1%)
   6,700   International Paper Co...............      239,391
                                                  -----------
           INSURANCE (10.5%)
   9,400   Allstate Corp........................      335,110
   6,700   American International Group.........      369,706
   3,900   Hartford Financial Services..........      196,404
   5,200   Lincoln National Corp................      185,276
   4,100   Loews Corp...........................      193,889
   6,400   Marsh & McLennan Co..................      326,848
   1,350   MBIA Inc.............................       65,813
   7,867   MetLife Inc..........................      222,793
  11,700   Principal Financial Group............      377,325
   2,200   UnitedHealth Group Inc...............      110,550
                                                  -----------
                                                    2,383,714
                                                  -----------
           MEDIA & PUBLISHING (2.6%)
  11,100   *AOL Time Warner Inc.................      178,599
   9,335   *Viacom Inc. CL B....................      407,566
                                                  -----------
                                                      586,165
                                                  -----------
           MEDICAL & RELATED (0.9%)
   3,200   *Boston Scientific Corp..............      195,520
                                                  -----------
           METALS AND MINING (0.9%)
   7,900   Alcoa Inc............................      201,450
                                                  -----------
           OIL, ENERGY & NATURAL GAS (8.2%)
   6,700   ChevronTexaco Corp...................      483,740
   6,700   ConocoPhillips                             367,160
   8,200   Ensco International Inc..............      220,580
  12,112   Exxon Mobil Corp.....................      434,942
   2,200   Kerr-McGee Corp......................       98,560
   9,300   Marathon Oil Corp....................      245,055
                                                  -----------
                                                    1,850,037
                                                  -----------
           RETAIL (2.8%)
   7,900   Federated Department Stores Inc......      291,115
   6,400   Gap Inc..............................      120,064
   6,900   Sears Roebuck & Co...................      232,116
                                                  -----------
                                                      643,295
                                                  -----------
           TELECOMMUNICATIONS & RELATED (5.9%)
   9,700   Bell South Corp......................      258,311
  18,800   Motorola Inc.........................      177,284
  11,900   SBC Communications Inc...............      304,045
  13,300   Sprint Corp..........................      191,520
   9,930   Verizon Communications Inc...........      391,738
                                                  -----------
                                                    1,322,898
                                                  -----------
           TRANSPORTATION (1.3%)
   5,100   Union Pacific Corp...................      295,902
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           UTILITIES (4.8%)
   5,800   Cinergy Corp.........................  $   213,382
   4,400   Entergy Corp.........................      232,232
   5,700   FPL Group Inc........................      381,045
   6,200   Public Service Enterprises...........      261,950
                                                  -----------
                                                    1,088,609
                                                  -----------
           WASTE DISPOSAL (0.8%)
   7,252   Waste Management Inc.................      174,701
                                                  -----------
           TOTAL U.S. COMMON STOCKS (91.4%).....  $20,692,147
                                                  -----------

                                                     FAIR
 SHARES            FOREIGN COMMON STOCKS             VALUE
-------------------------------------------------------------
           AUSTRALIA (1.6%)
           MEDIA & PUBLISHING (1.6%)
  14,400   News Corp. ADR.......................  $   360,720
                                                  -----------
           BERMUDA (2.4%)
           DIVERSIFIED MANUFACTURING (2.4%)
   1,527   Ingersoll Rand Co. CL A..............       72,258
  24,900   Tyco International Ltd...............      472,602
                                                  -----------
                                                      544,860
                                                  -----------
           NETHERLANDS (0.8%)
           ELECTRONICS/SEMICONDUCTORS (0.8%)
   9,100   Koninklijke Phillips Electronics.....      173,901
                                                  -----------
           UNITED KINGDOM (1.6%)
           OIL, ENERGY & NATURAL GAS (1.6%)
   8,600   BP PLC ADR...........................      361,372
                                                  -----------
           TOTAL FOREIGN COMMON STOCKS (6.4%)...  $ 1,440,853
                                                  -----------
           TOTAL COMMON STOCKS (97.8%)..........  $22,133,000
                                                  -----------

  FACE                                               FAIR
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (2.0%)
$459,000   US Bank 0.900% 07/01/03
            Repurchase price $459,011
            Collateralized by Freddie Mac
            Mortgage Backed Pool #G01505
            Market Value: $468,162
            Face Value: $471,257
            Due: 01/01/33
            Interest: 5.00%.....................  $   459,000
                                                  -----------
           TOTAL REPURCHASE AGREEMENTS (2.0%)...  $   459,000
                                                  -----------
           TOTAL HOLDINGS (99.8%)
            (COST $22,358,731) (a)..............  $22,592,000
                                                  -----------
           CASH & RECEIVABLES,
            NET LIABILITIES (0.2%)..............       36,588
                                                  -----------
           NET ASSETS (100.0%)..................  $22,628,588
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $12,529.

 ADR (American depository receipt) represents ownership of foreign securities.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $22,358,731)......................  $22,592,000
  Cash......................................           63
  Receivable for securities sold............       42,893
  Receivable for fund shares sold...........       13,639
  Dividends & accrued interest receivable...       26,297
                                              -----------
    Total assets............................   22,674,892
                                              -----------
Liabilities:
  Payable for fund shares redeemed..........          821
  Payable for investment management services
    (note 3)................................       13,934
  Accrued professional fees.................       11,744
  Accrued accounting and transfer agent
    fees....................................        7,112
  Accrued printing and proxy fees...........        5,309
  Other accrued expenses....................        7,384
                                              -----------
    Total liabilities.......................       46,304
                                              -----------
Net assets..................................  $22,628,588
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 2,554,906
  Paid-in capital in excess of par value....   21,681,147
  Accumulated net realized loss on
    investments.............................   (1,904,625)
  Net unrealized appreciation on
    investments.............................      233,269
  Undistributed net investment income.......       63,891
                                              -----------
Net assets..................................  $22,628,588
                                              ===========
Shares outstanding..........................    2,554,906
Net asset value per share...................  $      8.86
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $     2,405
  Dividends (net of withholding tax $996)....      170,035
                                               -----------
    Total investment income..................      172,440
                                               -----------
Expenses:
  Management fees (note 3)...................       65,050
  Custodian fees.............................        1,951
  Directors' fees............................          512
  Professional fees..........................        5,740
  Accounting and transfer agent fees.........        6,196
  Printing and proxy fees....................          820
  Other......................................           40
                                               -----------
    Total expenses...........................       80,309
                                               -----------
      Less expenses voluntarily reduced or
         reimbursed by advisor (note 3)......       (5,287)
                                               -----------
    Net expenses.............................       75,022
                                               -----------
    Net investment income....................       97,418
                                               -----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........     (695,299)
  Change in unrealized appreciation
    (depreciation) on investments............    1,647,765
                                               -----------
      Net gain on investments................      952,466
                                               -----------
      Net increase in net assets from
         operations..........................  $ 1,049,884
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $    97,418        $   102,801
  Realized loss on investments..............................       (695,299)          (532,650)
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,647,765         (1,979,997)
                                                                -----------        -----------
    Net increase (decrease) in net assets from operations...      1,049,884         (2,409,846)
                                                                -----------        -----------
Dividends and distributions to shareholders:
    Dividends paid from net investment income...............        (34,254)          (101,969)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................     11,946,036          5,828,724
  Received from dividends reinvested........................         34,254            101,969
  Paid for shares redeemed..................................     (1,301,086)        (2,675,063)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................     10,679,204          3,255,630
                                                                -----------        -----------
  Increase in net assets....................................     11,694,834            743,815
Net Assets:
  Beginning of year.........................................     10,933,754         10,189,939
                                                                -----------        -----------
  End of year (a)...........................................    $22,628,588        $10,933,754
                                                                ===========        ===========
  (a) Includes undistributed net investment income of.......    $    63,891        $       727
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003       ----------------------------------------
                                                                (UNAUDITED)         2002       2001        2000       1999
                                                              ----------------     ------     -------     ------     ------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................      $  8.10          $10.15     $ 10.66     $10.66     $10.22
Income from investment operations:
  Net investment income.....................................         0.02            0.08        0.06       0.06       0.05
  Net realized & unrealized gain (loss) on investments......         0.76           (2.05)      (0.51)      0.04       0.56
                                                                  -------          ------     -------     ------     ------
    Total income (loss) from investment operations..........         0.78           (1.97)      (0.45)      0.10       0.61
                                                                  -------          ------     -------     ------     ------
  Less distributions:
    Dividends from net investment income....................        (0.02)          (0.08)      (0.06)     (0.06)     (0.05)
    Distributions from net realized capital gains...........         0.00            0.00        0.00      (0.04)     (0.12)
                                                                  -------          ------     -------     ------     ------
      Total distributions...................................        (0.02)          (0.08)      (0.06)     (0.10)     (0.17)
                                                                  -------          ------     -------     ------     ------
Net asset value, end of period..............................      $  8.86          $ 8.10     $ 10.15     $10.66     $10.66
                                                                  =======          ======     =======     ======     ======
Total return................................................         9.73%(b)      (19.43)%     (4.23)%     1.08%      5.86%
Ratios and supplemental data:
Net assets at end of period (millions)......................      $  22.6          $ 10.9     $  10.2     $  7.9     $  4.8
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         1.06%(a)        1.17%       1.20%      1.25%      1.35%
    Net investment income...................................         1.38%(a)        0.95%       0.63%      0.60%      0.53%
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................         1.14%(a)        1.17%       1.20%      1.25%      1.35%
Portfolio turnover rate.....................................           64%             22%         27%        35%        29%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 OBJECTIVE

The High Income Bond Portfolio seeks high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The portfolio's investments are generally rated Baa or lower by Moodys, or BBB or lower by S&P or Fitch.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURNS:

One-year                                    17.80%
Five-year                                    2.86%
Since inception (5/1/98)                     2.99%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six months ending June 30, 2003, the high yield market outperformed the high quality bond market. The high yield market, as measured by the Lehman Brothers High Yield Index, returned 18.49% for the three-month period, compared to the high quality bond market, measured by the Lehman Brothers Aggregate Bond Index, which returned 3.93% over the same period.

While the economic news continued to be weak during the six-month period, the high yield market continued its strong rally that began last October. From a technical market perspective, the high yield market has been fueled by a continuous inflow of cash since the beginning of 2003. While new issuance of corporate debt has increased year-over-year, the new supply has not yet been able to keep pace with the amount of new money flowing into the market. From a fundamental viewpoint, investors have been heartened by the fact that corporate default activity has fallen dramatically from last year's high level and is expected to continue to decline. The implicit improvement in credit quality within the high yield market was also evidenced by a continuing decline in the credit spread or risk premium in the market. At June 30, 2003, the high yield market, as measured by the Credit Suisse First Boston High Yield Index, offered a yield of 6.76% above Treasurys compared to 9.47% on December 31, 2002. The distressed end of the high yield market continued to be the area with the strongest performance. For example, CCC-rated bonds represent approximately 13.09% of the market and returned 40.50% during the six-month period, compared to single-B credits, which returned 16.79%, and double-B credits, which returned 12.41%. From an industry sector perspective, there has been a similar trend, as this year's top-performing industries were last year's highly speculative, underperformers, led by the Telecommunications, Utility, Cable Television, and Technology sectors.

The fund returned 13.54% for the period, underperforming the Lehman Brothers High Yield Bond Index, which returned 18.49%. The fund's relative underweight in the lower CCC-rated bonds negatively impacted its performance during the six-month period. From an industry sector perspective, the fund's relative overweight positions in the Healthcare, Consumer Products, and Gaming sectors and its underweight positions in the more speculative sectors, hurt relative performance. For the six-month period, these sectors underperformed the overall market, with the Healthcare sector returning 5.49%, Consumer Products returning 9.78% and Gaming returning 7.85%. Conversely, the Utility, Cable Television, and Telecommunications sectors returned 39.03%, 36.21% and 36.36%, respectively, during the period. Specific positions within the fund that had a significant negative impact on performance included: Texas Petrochemicals Corp. (Chemicals), Playtex Products, Inc. (Consumer Products), MMI Products (Industrial Products), New World Pasta (Food Products), and General Chemical Industries (Chemicals). On the positive side, the fund's more speculative holdings, which helped overall portfolio performance, included Charter Communications Holdings, (Cable Television), Airgate PCS and Alamosa PCS (Wireless), Calpine Corp. (Utilities), and Williams Cos., Inc. (Utilities).

From a portfolio perspective, we have been very active in the new issue market. The distressed opportunities of which we took advantage late in 2002 and 2003 have performed well and we continue to monitor the progress of these companies and reassess the positions given their recent price appreciation. Due to the compression in risk premiums between the most speculative CCC sector of the market and the core single-B rated portion of the market, further opportunities to purchase deeply discounted bonds going forward will be more difficult to justify from a risk management perspective. From a sector allocation perspective, the fund remains overweight in the Food, Consumer Products, and Healthcare sectors, while we remain underweight in Wireline Telecommunications, Utilities and Technology.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Lehman Brothers High Yield Bond Index includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity. The index is unmanaged, and investments cannot be made in an index.

 TOP 10 HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Qwest Services Corp. (144A)
     8.875% 12/15/10                        1.2
 2.  Allied Waste N.A. Ser. B 7.625%
     1/1/06                                 1.1
 3.  Lear Corp 8.110% 5/15/09               1.1
 4.  Qwest Corp. (144A) 8.875%
     3/15/12                                1.1
 5.  Nextel Communications 9.375%
     11/15/09                               1.0
 6.  Nextel Communications 9.950%
     2/15/08                                1.0
 7.  Charter Communications due
     4/1/11 0% till 4/1/04 then
     9.920%                                 0.9
 8.  Mandalay Resort Ser. B 10.250%
     8/1/07                                 0.8
 9.  Xerox Corp (144A) 9.750%
     1/15/09                                0.8
10.  Smithfield Foods Inc. Ser. B
     8.000% 10/15/09                        0.8

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                     % of Net Assets
 1.  Hotels & Casinos                      9.6
 2.  Telecommunications & Related          7.2
 3.  Food, Beverage & Tobacco.             7.0
 4.  Oil, Energy & Natural Gas             6.8
 5.  Consumer Products                     5.8

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           AEROSPACE & DEFENSE (0.8%)
$ 75,000   Alliant Techsystems Inc. 8.500%
            05/15/11............................  $    83,437
  37,000   Anteon Corp. 12.000% 05/15/09........       40,885
  50,000   Esterline Technologies (144A) 7.750%
            06/15/13............................       52,625
                                                  -----------
                                                      176,947
                                                  -----------
           ADVERTISING (0.5%)
  50,000   Lamar Media Corp. 7.250% 01/01/13....       53,500
  50,000   RH Donnelley Financial Corp. (144A)
            10.875%12/15/12.....................       58,250
                                                  -----------
                                                      111,750
                                                  -----------
           AUTOMOTIVE & RELATED (4.7%)
  50,000   Advanced Accessory Systems (144A)
            10.750%06/15/11.....................       53,500
  50,000   Accuride Corp. Ser. B 9.250%
            02/01/08............................       46,000
 100,000   American Axle & Mfg. 9.750%
            03/01/09............................      108,250
  50,000   Arvin Industries Inc. 7.125%
            03/15/09............................       52,813
  50,000   Arvinmeritor Inc. 8.750% 03/01/12....       56,375
  50,000   General Motors Corp. 7.125%
            07/15/13............................       50,282
  50,000   General Motors Corp. 8.375%
            07/15/33............................       49,363
 225,000   Lear Corp. 8.110% 05/15/09...........      260,437
  50,000   Lear Corp. Ser. B 7.960% 05/15/05....       53,875
  75,000   Rexnord Corp. (144A) 10.125%
            12/15/12............................       82,875
  75,000   Stoneridge Inc. 11.500% 05/01/12.....       85,125
 125,000   TRW Automotive Inc. (144A) 11.000%
            02/15/13............................      138,125
  50,000   United Components Inc. (144A) 9.375%
            06/15/13............................       52,875
                                                  -----------
                                                    1,089,895
                                                  -----------
           BROADCAST RADIO & TV (2.7%)
  50,000   Chancellor Media Corp. 8.000%
            11/01/08............................       59,063
  50,000   Lenfest Communications 10.500%
            06/15/06............................       59,500
  50,000   Liberty Media Corp. 7.750%
            07/15/09............................       58,663
  50,000   Muzak LLC (144A) 10.000% 02/15/09....       52,750
 100,000   Panamsat Corp. 8.500% 02/01/12.......      109,500
 100,000   Sinclair Broadcast Group 8.750%
            12/15/11............................      110,500
  75,000   Vivendi Universal (144A) 9.25%
            04/15/10............................       87,375
  50,000   *XM Satellite Radio Inc. due 12/31/09
            0% til 12/31/05 then 14.000%........       36,250
  50,000   XM Satellite Radio Inc. (144A)
            12.000% 06/15/10....................       49,750
                                                  -----------
                                                      623,351
                                                  -----------

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           BUILDING & CONSTRUCTION (2.9%)
$ 50,000   Associated Materials Inc. 9.750%
            04/15/12............................  $    54,750
  50,000   Brand Services Inc. 12.000%
            10/15/12............................       57,250
  50,000   Collins & Aikman Floorcoverings
            9.750% 02/15/10.....................       52,500
  75,000   Interline Brands Inc. (144A) 11.500%
            05/15/11............................       79,500
  50,000   Legrand SA (144A) 10.500% 02/15/13...       56,615
 100,000   MMI Products Inc. Ser.B 11.250%
            04/15/07............................       70,500
 100,000   NCI Building Systems Inc. Ser. B
            9.250% 05/01/09.....................      107,000
  50,000   Nortek Inc. Ser. B 9.125% 09/01/07...       52,125
  50,000   Shaw Group Inc. (144A) 10.750%
            03/15/10............................       50,500
  89,000   Unifrax Investment Corp. 10.500%
            11/01/03............................       89,445
                                                  -----------
                                                      670,185
                                                  -----------
           BUSINESS EQUIPMENT & SERVICES (3.0%)
  75,000   Brickman Group Ltd. (144A) 11.750%
            12/15/09                                   84,375
 125,000   Buhrmann US Inc. 12.250% 11/01/09....      133,750
  50,000   Coinmach Corp. 9.000% 02/01/10.......       54,500
  50,000   Danka Business Systems (144A) 11.000%
            06/15/10............................       49,500
 100,000   Sitel Corp. 9.250% 03/15/06..........       95,000
 175,000   Xerox Corp. (144A) 9.750% 01/15/09...      197,313
  75,000   Xerox Corp. 7.625% 06/15/13..........       75,750
                                                  -----------
                                                      690,188
                                                  -----------
           CABLE TV (4.2%)
 325,000   *Charter Communications due 04/01/11
            0% til 04/01/04 then 9.920%.........      216,125
 150,000   *Charter Communications due 01/15/11
            0% til 01/15/06 then 13.50%.........       78,750
 150,000   CSC Holdings Inc. 7.250% 7/15/08.....      150,750
  50,000   CSC Holdings Inc. Ser.B 8.125%
            07/15/09............................       51,875
  50,000   CSC Holdings Inc. 9.875% 02/15/13....       51,250
  75,000   Directv Holdings/Finance (144A)
            8.375% 03/15/13.....................       84,188
  25,000   Echostar Broadband 10.375%
            10/01/07............................       27,812
 150,000   Echostar Communications 9.375%
            02/01/09............................      160,875
  50,000   Lodgenet Entertainment 9.500%
            06/15/13............................       52,000
  50,000   Quebecor Media Inc. 11.125%
            07/15/11............................       57,750
  50,000   *Quebecor Media Inc. due 7/15/11 0%
            til 07/01/06 then 13.750%...........       42,125
                                                  -----------
                                                      973,500
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           CHEMICALS (3.6%)
$ 50,000   Compass Minerals Group 10.000%
            08/15/11............................  $    56,250
  75,000   Equistar Chemical Funding 10.125%
            09/01/08............................       77,438
  50,000   FMC Corp. 10.250% 11/01/09...........       56,750
  50,000   Foamex LP 13.500% 08/15/05...........       20,250
  50,000   Foamex LP 9.875% 06/15/07............       19,250
  50,000   Foamex LP 10.750% 04/01/09...........       39,750
  50,000   General Chemical Ind. Prod. 10.625%
            05/01/09 (b)(c).....................       13,250
  50,000   Huntsman Advanced Materials (144A)
            11.000% 07/15/10....................       51,875
 125,000   Huntsman ICI Chemicals 10.125%
            07/01/09............................      121,875
  50,000   Lyondell Chemical Co. Ser.A 9.625%
            05/01/07............................       49,500
  50,000   Lyondell Chemical Co. 9.875%
            05/01/07............................       49,500
  50,000   Lyondell Chemical Co. 9.500%
            12/15/08............................       48,250
  75,000   Lyondell Chemical Co. 10.875%
            05/01/09............................       71,625
  50,000   Rhodia SA (144A) 8.875% 06/01/11.....       52,000
  50,000   *Salt Hldgs. Corp. (144A) due
            12/15/12 0% til 12/01/07 then
            12.750%.............................       34,750
 100,000   *Salt Hldgs. Corp. (144A) due
            06/01/13 0% til 6/01/08 then
            12.000%.............................       58,500
  50,000   Texas Petrochemicals 11.125%
            07/01/06............................       14,250
                                                  -----------
                                                      835,063
                                                  -----------
           CLOTHING & TEXTILES (1.7%)
  75,000   GFSI Inc. Ser. B 9.625% 03/01/07.....       64,125
  75,000   Glenoit Corp. 11.000% 04/15/07 (b)
            (c).................................            1
  75,000   Levi Strauss & Co. 11.625%
            01/15/08............................       64,875
  50,000   Phillip Van Heusen Corp (144A) 8.125%
            05/01/13............................       51,500
  50,000   Russell Corp. 9.250% 05/01/10........       55,000
  50,000   Warnaco Inc. (144A) 8.875%
            06/15/13............................       52,500
 100,000   William Carter Co. Ser. B 10.875%
            08/15/11............................      113,375
                                                  -----------
                                                      401,376
                                                  -----------
           COMPUTER & RELATED (0.7%)
  50,000   Cooperative Computing (144A) 10.500%
            06/15/11............................       52,000
  50,000   Unisys Corp. 6.875% 03/15/10.........       52,250
  50,000   Worldspan LP (144A) 9.625%
            06/15/11............................       51,750
                                                  -----------
                                                      156,000
                                                  -----------
           CONGLOMERATES (0.5%)
 125,000   Eagle Pitcher Inds. 9.375%
            03/01/08............................      115,625
                                                  -----------

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           CONSUMER PRODUCTS (5.8%)
$ 75,000   Albecca Inc. 10.750% 08/15/08........  $    79,781
  75,000   American Achievement Corp. Ser. B
            11.625% 01/01/07....................       82,313
 100,000   American Greeting Corp. 11.750%
            07/15/08............................      115,750
 100,000   Amscan Holdings Inc. 9.875%
            12/15/07............................      100,500
  75,000   Armkel Corp. 9.500% 08/15/09.........       85,125
  75,000   Chattem Inc. Ser. B 8.875%
            04/01/08............................       77,250
  50,000   Commemorative Brands 11.000%
            01/15/07............................       48,500
  50,000   Icon Health & Fitness Inc. 11.250%
            04/01/12............................       53,500
  50,000   Jarden Corp. 9.750% 05/01/12.........       53,875
  50,000   Jarden Corp. 9.750% 05/01/12.........       54,250
  75,000   Jostens Inc. 12.750% 05/01/10........       89,625
 100,000   PCA Intl. Inc. 11.875% 08/01/09......      109,500
 100,000   Playtex Products Inc. 9.375%
            06/01/11............................      100,500
  75,000   Sealy Mattress Co. Ser. B 10.875%
            12/15/07............................       76,125
  25,000   Sealy Mattress Co. (144A) 9.875%
            12/15/07............................       24,875
  50,000   True Temper Sports Inc. Ser. B
            10.875% 12/01/08....................       53,500
 100,000   United Inds. Corp. Ser. B 9.875%
            04/01/09............................      106,500
  50,000   Volume Services America 11.250%
            03/01/09............................       50,000
                                                  -----------
                                                    1,361,469
                                                  -----------
           CONTAINERS (3.9%)
  50,000   Berry Plastics Corp. 10.750%
            07/15/12............................       55,500
  50,000   Graham Pkg. Co. Ser.B 8.750%
            01/15/08............................       50,000
  50,000   Graham Pkg. Co. Ser.B 5.545%
            01/15/08............................       45,750
  50,000   Graham Pkg. Co. (144A) 8.750%
            01/15/08............................       49,750
  50,000   Greif Bros. Corp. 8.875% 8/01/12.....       54,000
  50,000   Owens Brockway Glass (144A) 7.750%
            05/15/11............................       52,875
  50,000   Owens Brockway Glass (144A) 8.250%
            05/15/13............................       52,250
 100,000   Owens-Illinois Inc. 7.150%
            05/15/05............................      102,500
 125,000   Owens-Illinois Inc. 8.100%
            05/15/07............................      128,750
  50,000   Pliant Corp. (144A) 11.125%
            09/01/09............................       53,375
  50,000   Pliant Corp. 13.000% 06/01/10........       47,250
  75,000   Pliant Corp. 13.000% 06/01/10........       70,875
  50,000   Plastipak Hldgs. Inc. 10.750%
            09/01/11............................       54,250
   7,641   Russell Stanley Holdings (144A)
            9.000%
           11/30/08.............................        3,075
 100,000   Tekni-Plex Inc. Ser. B 12.750%
            06/15/10............................       99,250
                                                  -----------
                                                      919,450
                                                  -----------
           ELECTRONICS/SEMICONDUCTORS (1.6%)
  50,000   AMI Semiconductor Inc. (144A) 10.750%
            02/01/13............................       56,250
 100,000   Fairchild Semiconductor 10.375%
            10/01/07............................      105,875
 100,000   Ingram Micro Inc. 9.875% 08/15/08....      108,500
  50,000   Seagate Technology 8.000% 05/15/09...       54,000
  50,000   Wesco Distribution Inc. 9.125%
            06/01/08............................       47,000
                                                  -----------
                                                      371,625
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           ECOLOGICAL SERVICES & EQUIPMENT (1.9%)
$250,000   Allied Waste N.A. Ser.B 7.625%
            01/01/06............................  $   260,625
 125,000   Allied Waste N.A. Ser.B 10.000%
            08/01/09............................      133,750
  50,000   Synagro Tech. Inc. 9.500% 04/01/09...       53,750
                                                  -----------
                                                      448,125
                                                  -----------
           ENTERTAINMENT & LEISURE (2.6%)
 100,000   AMC Entertainment Inc. 9.875%
            02/01/12............................      108,500
  50,000   AMF Bowling Worldwide Inc. (144A)
            13.000% 02/28/08....................       55,000
  50,000   Cinemark USA Inc. (144A) 9.000%
            02/01/13............................       54,750
  25,000   Cinemark USA Inc. (144A) 9.000%
            02/01/13............................       27,375
  50,000   Intrawest Corp. 10.500% 02/01/10.....       54,000
  75,000   Regal Cinemas Inc. 9.375% 02/01/12...       82,875
  75,000   Six Flags Inc. (144A) 9.750%
            04/15/13............................       74,250
 125,000   Universal City Development (144A)
            11.750% 04/01/10....................      138,438
                                                  -----------
                                                      595,188
                                                  -----------
           FOOD, BEVERAGE & TOBACCO (7.0%)
  50,000   Advantica Restaurants 11.250%
            01/15/08............................       40,125
 100,000   Agrilink Foods Inc. 11.875%
            11/01/08............................      108,750
  50,000   Ahold Finance USA Inc. 6.875%
            05/01/29............................       43,000
 100,000   American Seafoods Group 10.125%
            04/15/10............................      113,500
  50,000   B&G Foods Inc. 9.625% 08/01/07.......       51,875
  50,000   Buffets Inc. 11.250% 07/15/10........       49,500
 100,000   Carrols Corp. 9.500% 12/01/08........       98,250
  75,000   Constellation Brands Inc. 8.000%
            02/15/08............................       82,688
  50,000   Cott Beverages Inc. 8.000%
            12/15/11............................       54,312
 100,000   Del Monte Corp. Ser. B 9.250%
            05/15/11............................      109,500
  50,000   Del Monte Corp. (144A) 8.625%
            12/15/12............................       54,375
  50,000   Dimon Inc. Ser. B 9.625% 10/15/11....       55,250
  50,000   Dimon Inc. (144A) 7.750% 06/01/13....       51,750
  50,000   Dole Food Inc. (144A) 8.875%
            03/15/11............................       53,250
  50,000   Dole Food Inc. (144A) 7.250%
            06/15/10............................       50,250
  50,000   Dominos Inc. (144A) 8.250%
            07/01/11............................       51,875
 100,000   Eagle Family Foods Inc. Ser. B 8.750%
            01/15/08............................       68,500
  50,000   Le Natures Inc. (144A) 9.000%
            06/15/13............................       52,000
  50,000   Michael Foods Ser. B 11.750%
            04/01/11............................       57,750
  75,000   New World Pasta Co. 9.250%
            02/15/09............................       24,375
 100,000   Pilgrims Pride 9.625% 09/15/11.......      106,000
 175,000   Smithfield Foods Inc. Ser. B 8.000%
            10/15/09............................      189,438
  50,000   Swift & Co. (144A) 10.125%
            10/01/09............................       52,250
                                                  -----------
                                                    1,618,563
                                                  -----------

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           FORESTRY & PAPER PRODUCTS (3.0%)
$150,000   Georgia-Pacific Corp. 7.500%
            05/15/06............................  $   154,125
  75,000   Georgia-Pacific Corp. 8.125%
            05/15/11............................       77,625
 100,000   Georgia-Pacific Corp. (144A) 9.375%
            02/01/13............................      110,500
  50,000   Jefferson Smurfit Corp. 8.250%
            10/01/12............................       54,250
  50,000   MDP Acquisitions PLC 9.625%
            10/01/12............................       55,500
  53,926   MDP Acquisitions PLC 15.500%
            10/01/13............................       59,588
  50,000   Riverwood Intl. Co. 10.625%
            08/01/07............................       52,750
  50,000   Riverwood Intl. Co. 10.875%
            04/01/08............................       51,500
  75,000   Stone Container 9.750% 02/01/11......       82,500
                                                  -----------
                                                      698,338
                                                  -----------
           HOTELS & CASINOS (9.6%)
  50,000   Boyd Gaming Corp. 8.750% 04/15/12....       55,000
  50,000   Boyd Gaming Corp. 7.750% 12/15/12....       53,312
  75,000   Coast Hotels & Casino 9.500%
            04/01/09............................       80,625
  50,000   Courtyard By Marriott II Ser. B
            10.750% 02/01/08....................       50,250
 100,000   Florida Panthers 9.875% 04/15/09.....      108,000
 125,000   Harrahs Operating Co. Inc. 7.875%
            12/15/05............................      136,250
 100,000   Hilton Hotels Corp. 7.625%
            05/15/08............................      107,625
 175,000   HMH Properties Inc. Ser. B 7.875%
            08/01/08............................      178,937
  25,000   Isle of Capri Casinos Inc. 8.750%
            04/15/09............................       26,875
  50,000   Isle of Capri Casinos Inc. 9.000%
            03/15/12............................       54,250
 175,000   Mandalay Resort Ser. B 10.250%
            08/01/07............................      197,750
  50,000   Meristar Hospitality Corp. 9.125%
            01/15/11............................       49,125
 150,000   MGM Grand Inc. 9.750% 06/01/07.......      170,625
  75,000   MGM Mirage 8.500% 09/15/10...........       88,500
  25,000   Mohegan Tribal Gaming 8.750%
            01/01/09............................       26,750
  50,000   Mohegan Tribal Gaming 8.000%
            04/01/12............................       54,125
  50,000   MTR Gaming Group (144A) 9.750%
            04/01/10............................       52,000
 100,000   Park Place Entertainment 7.875%
            03/15/10............................      107,375
 100,000   Park Place Entertainment 8.125%
            05/15/11............................      109,500
  75,000   Penn National Gaming Inc. 11.125%
            03/01/08............................       83,625
  50,000   RFS Partnership 9.750% 03/01/12......       50,875
  50,000   Royal Caribbean Cruises 8.000%
            05/15/10............................       51,875
 150,000   Starwood Hotels & Resort 7.375%
            05/01/07............................      159,000
  50,000   Sun Intl. Hotels Ltd. 8.875%
            08/15/11............................       54,500
  75,000   Venetian Casino/LV Sands 11.000%
            06/15/10............................       85,125
  50,000   Wynn Las Vegas LLC 12.000%
            11/01/10............................       55,750
                                                  -----------
                                                    2,247,624
                                                  -----------
           MACHINERY (1.1%)
  75,000   Agco Corp. 9.500% 05/01/08...........       82,875
  50,000   Briggs & Stratton Corp. 8.875%
            03/15/11............................       57,250
 100,000   Columbus McKinnon Corp. 8.500%
            04/01/08............................       74,500
 100,000   Simonds Inds. Inc. 10.250% 07/01/08
            (b)(c)..............................       30,250
                                                  -----------
                                                      244,875
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           MANUFACTURING (2.4%)
$ 50,000   Cabot Safety Corp. 12.500%
            07/15/05............................  $    51,250
  50,000   Hexcel Corp. (144A) 9.875%
            10/01/08............................       54,750
  75,000   Hexcel Corp. 9.750% 01/15/09.........       75,000
  50,000   Tyco Intl. Group 6.375% 06/15/05.....       52,812
 150,000   Tyco Intl. Group 6.375% 02/15/06.....      159,563
 150,000   Tyco Intl. Group 5.800% 08/01/06.....      157,688
                                                  -----------
                                                      551,063
                                                  -----------
           MEDICAL & RELATED (5.1%)
  75,000   Advanced Medical Optics 9.250%
            07/15/10............................       81,750
 100,000   Alaris Medical Inc. Ser. B 11.625%
            12/01/06............................      122,500
  50,000   Alaris Medical Inc. 7.250%
            07/01/11............................       51,125
  50,000   Ameripath Inc. (144A) 10.500%
            04/01/13............................       53,750
 125,000   Columbia HCA Healthcare 6.910%
            06/15/05............................      132,629
 125,000   Hanger Orthopedic Grp. 11.250%
            06/15/09............................      137,500
 125,000   HCA -- The Health Care Co. 8.750%
            09/01/10............................      148,160
 150,000   Kinetic Concepts Inc. Ser. B 9.625%
            11/01/07............................      158,250
  50,000   Magellan Health Svcs. Inc. (144A)
            9.375% 11/15/07 (c).................       50,000
  50,000   Manor Care Inc. 8.000% 03/01/08......       56,812
  50,000   Sybron Dental Specialties Services
            8.125% 06/15/12.....................       53,500
  50,000   Tenet Healthcare Corp. 6.375%
            12/01/11............................       47,372
 100,000   Vanguard Health Systems 9.750%
            08/01/11............................      102,250
                                                  -----------
                                                    1,195,598
                                                  -----------
           METALS & MINING (1.3%)
 100,000   Euramax Intl. 11.250% 10/01/06.......      103,500
  50,000   Neenah Corp. Ser. B 11.125% 05/01/07
            (c).................................       23,250
 100,000   Neenah Corp. Ser. F 11.125% 05/01/07
            (c).................................       46,500
  50,000   Republic Technologies International
            Inc. 13.750% 07/15/09 (c)...........          625
  75,000   Ryerson Tull Inc. 9.125% 07/15/06....       74,250
  50,000   United States Steel Corp. 9.750%
            05/15/10............................       51,500
                                                  -----------
                                                      299,625
                                                  -----------

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           OIL, ENERGY & NATURAL GAS (6.8%)
$ 50,000   ANR Pipeline Co. (144A) 8.875%
            3/15/10.............................  $    55,000
  75,000   Citgo Petroleum Corp. (144A) 11.375%
            02/01/11............................       84,375
  75,000   Compton Petroleum Corp. 9.900%
            05/15/09............................       82,500
  50,000   Continental Resources 10.250%
            08/01/08............................       50,750
 125,000   El Paso Energy Corp. 8.050%
            10/15/30............................      109,375
 150,000   El Paso Energy Corp. 7.800%
            08/01/31............................      128,250
 100,000   El Paso Energy Corp. 6.750%
            05/15/09............................       91,500
  50,000   El Paso Natural Gas 6.750%
            11/15/03............................       50,375
  50,000   El Paso Production (144A) 7.750%
            06/01/13............................       50,500
  50,000   Gulfterra Energy 10.625% 12/01/12....       58,250
  75,000   Lone Star Technologies 9.000%
            06/01/11............................       78,375
  25,000   Magnum Hunter Resources Ser. B 9.600%
            03/15/12............................       27,750
  50,000   Petroleum Helicopters 9.375%
            05/01/09............................       56,250
 100,000   Pogo Production Co. Ser. B 10.375%
            02/15/09............................      109,500
  50,000   Semco Energy (144A) 7.125%
            05/15/08............................       52,250
  75,000   Swift Energy Co. 9.375% 05/01/12.....       81,375
  50,000   Tennesse Gas Pipeline 8.375%
            06/15/32............................       54,375
  50,000   Tesoro Petroleum Corp. (144A) 8.000%
            04/15/08............................       51,750
  50,000   Tesoro Petroleum Corp. Ser. B 9.625%
            11/01/08............................       46,750
  75,000   Williams Cos. Inc. 7.625% 07/15/19...       73,125
  50,000   Williams Cos. Inc. 8.625% 06/01/10...       52,500
 150,000   Williams Cos. Inc. 7.875% 9/01/21....      148,125
                                                  -----------
                                                    1,593,000
                                                  -----------
           PRINTING & PUBLISHING (3.3%)
 100,000   Advanstar Communications Ser. B
            12.000% 02/15/11....................       94,750
  50,000   American Color Graphics (144A)
            10.000% 06/15/10....................       50,000
  75,000   American Media Operation Ser. B
            10.250% 05/01/09....................       81,375
  50,000   Block Communications Inc. 9.250%
            04/15/09............................       54,250
 125,000   Dex Media East 12.125% 11/15/12......      149,375
  50,000   Moore North American Finance (144A)
            7.875% 01/15/11.....................       52,500
 150,000   Vertis Inc. 10.875% 06/15/09.........      153,750
  50,000   Yell Finance BV 10.750% 08/01/11.....       58,000
 100,000   *Yell Finance BV due 08/01/11 0% til
            08/01/06 then 13.500%...............       85,000
                                                  -----------
                                                      779,000
                                                  -----------
           REAL ESTATE & LEASING (0.1%)
  25,000   CBRE Escrow Inc. (144A) 9.750%
            05/15/10............................       26,375
                                                  -----------
           RENTAL & LEASING SERVICES (0.8%)
 125,000   United Rentals Inc. 10.750%
            04/15/08............................      137,188
  50,000   United Rentals Inc. 9.000%
            04/01/09............................       49,000
                                                  -----------
                                                      186,188
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

  FACE                                               FAIR
 AMOUNT           LONG-TERM BONDS & NOTES            VALUE
-------------------------------------------------------------
           RETAIL (2.0%)
$125,000   JC Penney Co. Inc. 9.000% 08/01/12...  $   135,625
  75,000   Michaels Stores 9.250% 07/01/09......       83,438
  50,000   Mothers Work Inc. 11.250% 08/01/10...       54,750
  50,000   Rite Aid Corp. 6.875% 08/15/13.......       43,500
 100,000   Rite Aid Corp.(144A) 8.125%
            05/01/10............................      105,000
  50,000   United Auto Group Inc. 9.625%
            03/15/12............................       53,250
                                                  -----------
                                                      475,563
                                                  -----------
           TELECOMMUNICATIONS & RELATED (7.2%)
  75,000   *Airgate PCS Inc. due 10/01/09 0% til
            10/01/04 then 13.500%...............       35,625
 125,000   *Alamosa PCS Holdings Inc. due
            02/15/10 0% til 02/15/05 then
            12.875%.............................       73,125
  50,000   Horizon PCS Inc. 13.750% 06/15/11....        9,250
 225,000   Nextel Communications 9.950%
            02/15/08............................      235,688
 225,000   Nextel Communications 9.375%
            11/15/09............................      244,125
 100,000   Nextel Partners Inc. 12.500%
            11/15/09............................      114,000
 150,000   Qwest Communications Ser.B 7.500%
            11/01/08............................      139,500
 225,000   Qwest Corp (144A) 8.875% 03/15/12....      252,000
 250,000   Qwest Services Corp (144A) 13.500%
            12/15/10............................      283,750
  50,000   Rogers Cantel 8.800% 10/01/07........       51,500
  65,000   *Tritel PCS Inc. due 05/15/09 0% til
            05/15/04 then 12.750%...............       67,519
 100,000   Triton PCS Inc. (144A) 8.500%
            06/01/13............................      108,000
  50,000   *VoiceStream Wireless Holdings due
            11/15/09 0% til 11/15/04 then
            11.875%.............................       51,922
                                                  -----------
                                                    1,666,004
                                                  -----------
           TRANSPORTATION (1.1%)
 100,000   Allied Holdings Inc. Ser. B 8.625%
            10/01/07............................       90,500
 150,000   Stena Line AB 9.625% 12/01/12........      165,375
                                                  -----------
                                                      255,875
                                                  -----------
           UTILITIES (3.3%)
  89,158   Caithness Coso Fund Corp. Ser. B
            9.050% 12/15/09.....................       94,062
  75,000   Calpine Corp. 8.500% 02/15/11........       56,625
  75,000   Calpine Canada Energy 8.500%
            05/01/08............................       59,063
 125,000   CMS Energy Corp. 8.500% 04/15/11.....      130,625
  50,000   CMS Energy Corp. 8.900% 07/15/08.....       52,750
 125,000   Illinois Power Co. (144A) 11.500%
            12/15/10............................      143,438
  50,000   PG & E Corp. (144A) 6.875%
            07/15/08............................       50,225
 100,000   PSEG Energy Holdings 10.000%
            10/01/09............................      113,750
  75,000   Reliant Resources Inc. (144A) 9.500%
            07/15/13............................       75,844
                                                  -----------
                                                      776,382
                                                  -----------
           TOTAL LONG-TERM BONDS & NOTES
            (95.2%).............................  $22,153,810
                                                  -----------

                                                      FAIR
SHARES               PREFERRED STOCKS                VALUE
------------------------------------------------------------
         BROADCAST RADIO & TV (0.2%)
   375   Sinclair Capital.........................  $ 39,563
                                                    --------
         PRINTING & PUBLISHING (0.5%)
   650   Primedia Inc. Series H...................    59,312
   700   Primedia Inc.............................    67,200
                                                    --------
                                                     126,512
                                                    --------
         TELECOMMUNICATIONS & RELATED (0.0%)
   814   *McLeod USA Inc. ........................     5,893
                                                    --------
         TOTAL PREFERRED STOCKS (0.7%)............  $171,968
                                                    --------

                                                      FAIR
SHARES                    WARRANTS                    VALUE
------------------------------------------------------------
   127   AMF Bowling Worldwide.....................  $ 3,308
   300   AMF Bowling Worldwide.....................    2,220
   293   AMF Bowling Worldwide.....................    1,114
 2,428   Call-Net Enterprises Inc..................    6,313
    75   Jostens Inc...............................    6,225
 1,805   McLeod USA Inc............................      740
    50   MDP Acquisition (144A)....................        1
   798   NTL Inc...................................   25,677
    75   Pliant Corp...............................       84
   692   Viatel Holding Ltd........................      536
    50   XM Satellite Radio........................      300
                                                     -------
         TOTAL WARRANTS (0.2%).....................  $46,518
                                                     -------

   FACE                                              FAIR
  AMOUNT            REPURCHASE AGREEMENTS            VALUE
-------------------------------------------------------------
             FINANCIAL SERVICES (2.8%)
$  657,000   US Bank 0.900% 07/01/03
              Repurchase price $657,016
              Collateralized by Freddie Mac
              Mortgage Back Pool #G01505
              Market Value: $670,114
              Face Value: $674,544
              Due: 01/01/33
              Interest: 5.00%...................  $   657,000
                                                  -----------
             TOTAL REPURCHASE AGREEMENTS
              (2.8%)............................  $   657,000
                                                  -----------
             TOTAL HOLDINGS (98.9%)
              (COST $22,114,881)(a).............  $23,029,296
                                                  -----------
             CASH & RECEIVABLES,
              NET OF LIABILITIES (1.1%).........      267,012
                                                  -----------
             NET ASSETS (100.0%)................  $23,296,308
                                                  ===========

---------------

     * Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term rates. The rates presented in this report represent the rates that were in effect on June 30, 2003.
        The maturity dates presented reflect the stated maturity date.
   (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $718,330.
   (b)  Represents an illiquid security.
   (c)  Represents a defaulted security.
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $4,405,012 or 18.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $22,114,881)......................  $23,029,296
  Receivable for securities sold............      210,064
  Receivable for fund shares sold...........       87,320
  Dividends & accrued interest receivable...      457,136
                                              -----------
    Total assets............................   23,783,816
                                              -----------
Liabilities:
  Cash overdraft............................          807
  Payable for securities purchased..........      452,567
  Payable for fund shares redeemed..........           34
  Payable for investment management services
    (note 3)................................       14,292
  Accrued professional fees.................        4,368
  Accrued accounting and transfer agent
    fees....................................       11,607
  Accrued printing and proxy fees...........        1,326
  Other accrued expenses....................        2,507
                                              -----------
    Total liabilities.......................      487,508
                                              -----------
Net assets..................................  $23,296,308
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 3,040,374
  Paid-in capital in excess of par value....   22,370,876
  Accumulated net realized loss on
    investments.............................   (4,189,867)
  Net unrealized appreciation on
    investments.............................      914,415
  Undistributed net investment income.......    1,160,510
                                              -----------
Net assets..................................  $23,296,308
                                              ===========
Shares outstanding..........................    3,040,374
Net asset value per share...................  $      7.66
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $  916,509
  Dividends..................................      10,984
  Other Income...............................         697
                                               ----------
    Total investment income..................     928,190
                                               ----------
Expenses:
  Management fees (note 3)...................      74,235
  Custodian fees.............................       2,402
  Directors' fees............................         665
  Professional fees..........................       7,241
  Accounting and transfer agent fees.........      28,265
  Printing and proxy fees....................       1,639
  Other......................................         291
                                               ----------
    Total expenses...........................     114,738
                                               ----------
    Net investment income....................     813,452
                                               ----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........    (491,743)
  Change in unrealized appreciation
    (depreciation) on investments............   2,252,886
                                               ----------
      Net gain on investments................   1,761,143
                                               ----------
      Net increase in net assets from
         operations..........................  $2,574,595
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment income.....................................    $   813,452        $ 1,546,306
  Realized loss on investments..............................       (491,743)        (1,752,213)
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,252,886            815,483
                                                                -----------        -----------
      Net increase in net assets from operations............      2,574,595            609,576
                                                                -----------        -----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................       (381,545)        (1,369,160)
  Return of capital.........................................              0           (276,255)
                                                                -----------        -----------
      Total dividends and distributions.....................       (381,545)        (1,645,415)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      5,850,780         10,273,131
  Received from dividends reinvested........................        381,545          1,645,415
  Paid for shares redeemed..................................     (2,553,118)        (9,471,469)
                                                                -----------        -----------
      Increase in net assets derived from capital share
       transactions.........................................      3,679,207          2,447,077
                                                                -----------        -----------
         Increase in net assets.............................      5,872,257          1,411,238
Net Assets:
  Beginning of year.........................................     17,424,051         16,012,813
                                                                -----------        -----------
  End of year (a)...........................................    $23,296,308        $17,424,051
                                                                ===========        ===========
  (a) Includes undistributed net investment income of.......    $ 1,160,510        $   728,604
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED          YEARS ENDED DECEMBER 31,
                                                               JUNE 30, 2003      ------------------------------------
                                                                (UNAUDITED)        2002      2001      2000      1999
                                                              ----------------    ------    ------    ------    ------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................       $ 6.88         $ 7.32    $ 8.02    $ 9.22    $ 9.59
Income (loss) from investment operations:
  Net investment income.....................................         0.09           0.63      1.03(c)   0.58      0.57
  Net realized & unrealized gain (loss) on investments......         0.83          (0.36)    (0.70)(c)  (1.20)   (0.38)
                                                                   ------         ------    ------    ------    ------
    Total income (loss) from investment operations..........         0.92           0.27      0.33     (0.62)     0.19
                                                                   ------         ------    ------    ------    ------
Less distributions:
  Dividends from net investment income......................        (0.14)         (0.59)    (1.03)    (0.58)    (0.56)
  Return of capital.........................................         0.00          (0.12)     0.00      0.00      0.00
                                                                   ------         ------    ------    ------    ------
    Total distributions.....................................        (0.14)         (0.71)    (1.03)    (0.58)    (0.56)
                                                                   ------         ------    ------    ------    ------
Net asset value, end of period..............................       $ 7.66         $ 6.88    $ 7.32    $ 8.02    $ 9.22
                                                                   ======         ======    ======    ======    ======
Total return................................................        13.54%(b)       3.98%     4.27%    (7.10)%    1.95%
Ratios and supplemental data:
  Net assets at end of period (millions)....................       $ 23.3         $ 17.4    $ 16.0    $ 14.6    $ 12.6
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         1.17%(a)       1.09%     1.15%     1.10%     1.13%
    Net investment income...................................         8.31%(a)       9.36%     8.64%(c)   6.67%    6.19%
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................         1.17%(a)       1.12%     1.15%     1.10%     1.13%
Portfolio turnover rate.....................................           22%            46%       41%       21%       31%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to the Financial Statements, these amounts would have been:

      Net investment income.......................................   $0.91
      Net realized and unrealized gain (loss).....................  $(0.58)
      Net investment income ratio.................................    7.01%

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 OBJECTIVE

The Capital Growth Portfolio seeks capital appreciation by investing in and actively managing equity securities in small and mid-cap growth companies.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURN:
One-year                                    -3.18%
Five-year                                    7.09%
Since inception (5/1/98)                     6.48%

A substantial portion of the Capital Growth portfolio's investments have been in initial public offerings or recent issues of technology companies that were purchased during a period favorable for those stocks. There can be no assurance that such investments will continue to be as available or that they will continue to have so positive an effect on the portfolio's future performance. Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The OHIO NATIONAL CAPITAL GROWTH PORTFOLIO rebounded strongly in 2003, rising 19.32% in the first 6 months of the year. The benchmark Russell 2000 Growth is up 19.33% in the same period. This performance was driven largely by strong second quarter returns in which the fund rose 24.42%.

On an absolute basis, those returns make investors happy. At first glance, those returns relative to the benchmark might not delight investors. But it is important to note that only 20% of all small cap growth managers topped the benchmark in the recent quarter, according to Prudential Securities.

Much of the benchmark's strong performance was driven by its smallest stocks. Stocks under $500m in market cap composed 43% of the benchmark in the recent quarter. Yet more than half the returns of the Russell 2000 growth came from this sub $500m market cap segment. In their July 7, 2003 research piece, Prudential goes on to suggest,

     "SMALL CAP MANAGERS CAN'T GET REALLY SMALL, BUT THAT WAS WHERE THE BIG
     RETURNS WERE. ...THE LACK OF LIQUIDITY BY THE SMALLER CAPS HAVE CAUSED
     MANAGERS MANY HEADACHES OF LATE AS THEY CANNOT INVEST IN MANY OF THE STOCKS IN THE LOWER PORTION OF THE INDEX. THESE STOCKS WERE THE BIG WINNERS IN THE SECOND QUARTER, AS JUST A LITTLE VOLUME GOT THESE STOCKS ROCKING."

We had a significant exposure to these under $500 million market caps, approximately 30% of the portfolio. Our stock selection here was very good. But like nearly all small cap managers, we lost ground to the index by virtue of not matching the benchmark's exposure to the group.

We see indicators that growth companies can generate sustained investment returns. The economy seems to be improving slowly. Closer to home, we have seen revenue growth from the fund's top 20 positions continue to accelerate since June 2002. While the average revenue growth rate was approximately 35% in June 2002, it inched up to 40% at year end, and has accelerated again in 2003.

We invest with the premise that powerful revenue growth most often leads to significant earnings power. And earnings drive stock prices. Omnivison Technologies, Inc., which develops specialty camera on a chip semiconductor technology for use in consumer electronics, is a good stock example. Omnivison saw its revenues increase more than 100% in the last four quarters. We started buying the company in 2002 (at a market cap under $300m) when the modest Street coverage suggested the company would earn 21 cents a share. We saw it differently. In fact the company earned 54 cents a share and the stock has been a big winner in 2003.

Similar stories exist in the healthcare segment, where we have approximately 23% of the funds assets. eResearch Technology provides technology and software to collect and interpret cardiac safety and other clinical data. Strong business growth has contributed better than 50% revenue growth in the last twelve months. In turn, earnings estimates by the 4 analysts that cover the company have been raised from 28 cents a share to 50 cents a share, prompting the stock to spike up in the recent quarter. Elsewhere in healthcare, Priority Healthcare Corporation announced that second quarter earnings would be under expectations and the stock declined, detracting from returns.

Our consumer weighting represents 27% of the portfolio, versus just under 20% for the benchmark. This significant overweight has been driven by appreciation of a significant number of our retail positions

We believe the Internet continues to change the way we live, and thus create many exciting investment opportunities. Internet commerce continues to grow at traditional retailers expense. Music distribution on the web continues (both legally and illegally), vexing record companies and sapping their profits. Expedia, Hotels.com, Orbitz, Hot Wire, and Travelocity threaten to make travel agents extinct. We believe search based marketing will more closely parallel Internet commerce into the future. Thus search advertising is

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

likely to be less cyclical than the last boom. We have recognized strong gains from Ask Jeeves. The company, using a natural language question answering technology, is experiencing rapid growth with continued use of web search activity. The company broke even in 4th quarter 2002 and has seen significant earnings growth since.. The long market correction, and the public's disdain for stocks that got inflated, have caused many investors to overlook great emerging growth companies leveraging the growth of the Internet. We continue to mine that area aggressively.

The recent quarter has helped to solidify returns dating back to the end of 3rd quarter 2002. With historic low interest rates, and an improving economy, we think it is a favorable backdrop for growth emerging growth equities. Despite the decent run-up in many stocks this year, the portfolio is not expensive on a historic price/earnings growth rate basis. We appreciate your patience, and confidence in our investment process.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity market.

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  O2 Micro International Ltd.            2.7
 2.  Marvell Technology Group Ltd.          1.9
 3.  United Surgical Partners Intl.
     Inc.                                   1.7
 4.  Cima Labs Inc.                         1.6
 5.  M-Systems Flash Disk Pioneer           1.6
 6.  Station Casinos Inc.                   1.6
 7.  Pacific Sunwear of California
     Inc.                                   1.5
 8.  Overture Services Inc.                 1.5
 9.  Cost Plus Inc.                         1.4
10.  Altiris Inc.                           1.4

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Electronics/Semiconductors            16.3
 2.  Drugs/Biotechnology                   15.4
 3.  Computer & Related                    11.5
 4.  Business Services                      9.5
 5.  Computer Software                      8.4

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
SHARES              U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
          ADVERTISING (0.7%)
 13,200   *DoubleClick Inc. ....................  $   122,100
  5,000   *Valueclick Inc. .....................       30,300
                                                  -----------
                                                      152,400
                                                  -----------
          AEROSPACE & DEFENSE (0.9%)
  7,150   *Anteon International Corp. ..........      199,557
    300   *MTC Technologies Inc. ...............        7,050
                                                  -----------
                                                      206,607
                                                  -----------
          BANKING (1.3%)
  4,650   Boston Private Financial Hldgs.
           Inc. ................................       98,208
 14,350   Net.Bank Inc. ........................      187,124
                                                  -----------
                                                      285,332
                                                  -----------
          BROADCAST RADIO & TV (2.1%)
  5,200   *Cox Radio Inc. ......................      120,172
  6,300   *Entravision Communications Corp. ....       71,505
  2,800   *Radio One Inc. ......................       50,008
 13,400   *Radio One Inc. CL D..................      237,582
                                                  -----------
                                                      479,267
                                                  -----------
          BUSINESS SERVICES (8.9%)
    700   *Advisory Board Co. ..................       28,182
  1,800   *Alliance Data Systems Corp. .........       42,120
 16,500   *Ask Jeeves...........................      225,225
  8,500   *Bright Horizons Family Solutions
           Inc. ................................      285,175
  6,000   *Corporate Executive Board Co. .......      243,180
  5,050   *Digitas Inc. ........................       25,209
  9,000   *eResearch Technology Inc. ...........      201,060
  7,425   *FTI Consulting Inc. .................      185,402
  5,900   Global Payments Inc. .................      209,450
  8,500   *Kroll Inc. ..........................      229,415
  9,300   *Navigant Consulting Co. .............      110,205
  2,200   *SRA International Inc. CL A..........       70,400
  6,350   *West Corp. ..........................      169,228
                                                  -----------
                                                    2,024,251
                                                  -----------
          COMPUTER & RELATED (9.4%)
 18,000   *Ariba Inc. ..........................       54,000
  3,600   *Autobytel Inc. ......................       21,492
  5,250   *Avocent Corp. .......................      156,922
  3,600   *CheckFree Corp. .....................      100,800
 23,400   *CNET Networks Inc. ..................      143,910
  6,800   *CoStar Group Inc. ...................      201,824
  5,300   *Digital Insight Corp. ...............      100,329
  4,900   *Emulex Corp. ........................      111,573
    800   *eSpeed Inc. CL A.....................       15,808
 15,600   *InfoSpace Inc. ......................      213,408
  8,000   *Lending Tree.........................      194,800
 18,900   *Overture Services Inc. ..............      344,925
  9,600   *Packeteer Inc. ......................      148,608
 18,200   *Pinnacle Systems Inc. ...............      194,740
  3,216   *priceline.com Inc. ..................       72,006
  1,800   *VeriSign Inc. .......................       24,822
  2,500   *WebEX Communications Inc. ...........       34,400
                                                  -----------
                                                    2,134,367
                                                  -----------

                                                     FAIR
SHARES              U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
          COMPUTER SOFTWARE (7.7%)
 13,200   *Agile Software Corp. ................  $   127,248
 15,350   *Altiris Inc. ........................      308,381
  1,150   *Barra Inc. ..........................       41,066
  7,500   *Cognizant Technology Solutions
           Corp. ...............................      182,925
  7,200   *Concur Technologies Inc. ............       72,504
  7,150   *Documentum Inc. .....................      140,641
  7,700   *KANA Software Inc. ..................       23,408
  3,500   *Magna Design Automation Inc. ........       60,025
  4,000   *Micromuse Inc. ......................       31,960
  5,250   *MicroStrategy Inc. ..................      192,255
 12,300   *Portal Software Inc. ................       23,247
 12,100   *Quest Software Inc. .................      143,385
 10,500   *RealNetwoks Inc. ....................       71,190
 20,000   *Retek Inc. ..........................      126,000
  1,000   *Verisity Ltd. .......................       11,940
  7,350   *Verity Inc. .........................       93,051
 12,700   *webMethods Inc. .....................      102,997
                                                  -----------
                                                    1,752,223
                                                  -----------
          CONSUMER PRODUCTS (1.6%)
  4,100   *Coach Inc. ..........................      203,934
  9,650   *Select Comfort Corp. ................      157,777
                                                  -----------
                                                      361,711
                                                  -----------
          DIVERSIFIED MANUFACTURING (0.9%)
  7,500   *Applied Films Corp. .................      193,950
                                                  -----------
          DRUGS/BIOTECHNOLOGY (14.6%)
  1,400   *Able Laboratories Inc. ..............       27,720
  5,500   *Andrx Group..........................      109,725
  5,200   *Angiotech Pharmaceuticals Inc. ......      211,484
 13,050   *Atherogenics Inc. ...................      194,836
  6,200   *Biosite Inc. ........................      298,716
 13,900   *Cima Labs Inc. ......................      373,771
  6,550   *Covance Inc. ........................      118,555
 23,200   *EXACT Sciences Corp. ................      254,040
  2,900   *Impax Laboratories Inc. .............       34,626
  2,850   *Inspire Pharmaceuticals Inc. ........       30,809
  5,800   *Integra LifeSciences Hldgs. Inc. ....      152,888
  7,200   *Inveresk Research Group Inc. ........      129,528
  4,700   *KV Pharmaceutical Co. CL A...........      130,660
  5,900   *Martek Bioscience Corp. .............      253,287
  7,150   *Medicines Co. .......................      139,067
    900   *MGI Pharma Inc. .....................       23,184
  3,200   *Neurocrine Biosciences Inc. .........      159,840
  1,900   *NPS Pharmaceuticals Inc. ............       46,246
    300   *Penwest Pharmaceuticals Co. .........        7,311
  6,450   *Pharmaceutical Product Development
           Inc. ................................      185,309
  4,400   *Pharmaceutical Resources Inc. .......      214,104
    900   *Regeneration Technologies Inc. ......       11,961
 12,350   *Telik Inc. ..........................      197,847
                                                  -----------
                                                    3,305,514
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
SHARES              U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
          EDUCATION (2.3%)
  3,800   *Career Education Corp. ..............  $   259,540
  5,100   *University of Phoenix Online.........      256,479
                                                  -----------
                                                      516,019
                                                  -----------
          ELECTRONICS/SEMICONDUCTORS (10.8%)
 15,000   *August Technology Corp. .............       94,050
  6,800   *Cree Inc. ...........................      110,296
  5,900   *Exar Corp. ..........................       92,040
    250   *FormFactor Inc. .....................        4,425
  1,600   *Genesis Microchip Inc. ..............       21,664
  3,600   *Genus Inc. ..........................        9,720
  6,100   *Integrated Circuit Systems Inc. .....      191,601
 12,250   *Integrated Device Technology Inc. ...      135,118
  9,300   *Intersil Corp. CL A..................      247,473
 14,050   *Ixia.................................       90,342
 12,350   *LTX Corp. ...........................      106,580
  2,500   *Nanometrics Inc. ....................       17,420
  7,250   *OmniVision Technologies Inc. ........      225,692
  3,550   *Photon Dynamics Inc. ................       98,513
 16,050   *PLX Technologies Inc. ...............       64,200
  3,600   *PMC -- Sierra Inc. ..................       42,336
  6,650   *Power Integrations Inc. .............      161,662
  6,050   *Rudolph Technologies Inc. ...........       96,740
  3,100   *Silicon Laboratories Inc. ...........       82,522
  8,800   *Ultratech Inc. ......................      162,888
  5,150   *Virage Logic Corp. ..................       37,235
  6,800   *Wilson Greatbatch Technologies.......      245,480
  5,400   *Zoran Corp. .........................      103,734
                                                  -----------
                                                    2,441,731
                                                  -----------
          ENTERTAINMENT & LEISURE (0.6%)
  4,200   *LeapFrog Enterprises Inc. ...........      133,602
                                                  -----------
          FINANCIAL SERVICES (0.6%)
  3,100   *AmeriCredit Corp. ...................       26,505
 22,600   *E-LOAN Inc. .........................      125,204
                                                  -----------
                                                      151,709
                                                  -----------
          FOOD, BEVERAGE & TOBACCO (0.5%)
  7,300   *Peet's Coffee & Tea Inc. ............      127,531
                                                  -----------
          HOTELS & CASINOS (1.6%)
 14,400   *Station Casinos Inc. ................      363,600
                                                  -----------
          INSURANCE (0.7%)
  4,300   *Amerigroup Corp. ....................      159,960
                                                  -----------

                                                     FAIR
SHARES              U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
          MEDICAL & RELATED (7.7%)
  6,850   *Accredo Health Inc. .................  $   148,303
  2,950   *Advanced Neuromodulation Systems
           Inc. ................................      151,925
  1,500   *Align Technology Inc. ...............       18,825
  1,100   *Gen-Probe............................       45,067
  1,150   *IMPAC Medical Systems Inc. ..........       24,012
  3,800   *Inamed Corp. ........................      202,806
  1,900   *LifePoint Hospitals Inc. ............       40,109
      1   Medtronic Inc. .......................           48
  4,025   *Odyssey Healthcare Inc. .............      148,925
  5,400   *Osteotech Inc. ......................       73,386
  2,500   *Priority Healthcare Corp. CL B.......       46,500
 12,250   *Sunrise Senior Living Inc. ..........      274,155
 17,400   *United Surgical Partners Intl.
           Inc. ................................      392,892
  3,300   *VCA Antech Inc. .....................       64,383
 10,000   *WebMD Corp. .........................      108,700
                                                  -----------
                                                    1,740,036
                                                  -----------
          METALS & MINING (0.7%)
 11,500   *Steel Dynamics Inc. .................      157,550
                                                  -----------
          RESTAURANTS (0.1%)
  3,000   *Chicago Pizza & Brewery Inc. ........       30,000
                                                  -----------
          RETAIL (5.9%)
  9,000   *Cost Plus Inc. ......................      321,030
  4,450   *CSK Auto Corp. ......................       64,302
    400   *Guitar Center Inc. ..................       11,632
  2,600   *Kenneth Cole Productions Inc. .......       50,674
  5,000   *Kirkland's Inc. .....................       80,700
 14,475   *Pacific Sunwear of California
           Inc. ................................      348,558
  3,600   *Tractor Supply Co. ..................      170,496
  8,200   *Urban Outfitters Inc. ...............      294,380
                                                  -----------
                                                    1,341,772
                                                  -----------
          TELECOMMUNICATIONS & RELATED (3.1%)
 10,000   *Centillium Communications Inc. ......       97,900
  2,700   *Ciena Corp. .........................       13,959
 11,700   *DSP Group Inc. ......................      254,592
  1,300   *Merge Technologies Inc. .............       16,965
  6,600   *NetScreen Technologies Inc. .........      147,180
  5,400   *Sierra Wireless Inc. ................       33,372
  9,400   *Sonus Networks Inc. .................       42,958
  6,900   *Wireless Facilities Inc. ............       82,110
                                                  -----------
                                                      689,036
                                                  -----------
          TRANSPORTATION (2.1%)
  7,150   *Forward Air Corp. ...................      181,396
  7,150   *JetBlue Airways......................      300,157
                                                  -----------
                                                      481,553
                                                  -----------
          TOTAL U.S. COMMON STOCKS (84.8%)......  $19,229,721
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
SHARES            FOREIGN COMMON STOCKS              VALUE
-------------------------------------------------------------
          BERMUDA (1.9%)
          ELECTRONICS/SEMICONDUCTORS (1.9%)
 12,600   *Marvell Technology Group Ltd. .......  $   432,810
                                                  -----------
          CANADA (0.9%)
          HOTELS & CASINOS (0.5%)
  2,750   Four Seasons Hotels Inc. .............      118,965
                                                  -----------
          TELECOMMUNICATIONS & RELATED (0.4%)
  4,000   *Research In Motion Ltd. .............       86,480
                                                  -----------
          TOTAL CANADA (0.9%)...................      205,445
                                                  -----------
          CAYMAN ISLANDS (2.8%)
          ELECTRONICS/SEMICONDUCTORS (2.8%)
 38,650   *02Micro International Ltd. ..........      622,651
                                                  -----------
          FRANCE (0.7%)
          COMPUTER SOFTWARE (0.7%)
  7,500   *Business Objects ADR.................      163,950
                                                  -----------
          ISRAEL (2.9%)
          COMPUTER & RELATED (2.1%)
 33,200   *M-Systems Flash Disk Pioneer.........      369,516
  6,500   *Radware Ltd. ........................      111,345
                                                  -----------
                                                      480,861
                                                  -----------
          DRUGS/BIOTECHNOLOGY (0.8%)
  3,000   *Taro Pharmaceutical Inds. Ltd. ......      164,640
                                                  -----------
          TOTAL ISRAEL (2.9%)...................      645,501
                                                  -----------
          NETHERLANDS (0.8%)
          ELECTRONICS/SEMICONDUCTORS (0.8%)
 11,950   *ASM International N.V................      177,696
                                                  -----------

                                                     FAIR
SHARES            FOREIGN COMMON STOCKS              VALUE
-------------------------------------------------------------
          UNITED KINGDOM (0.6%)
          BUSINESS SERVICES (0.6%)
  8,500   *ebookers.com plc.....................  $   136,442
                                                  -----------
          TOTAL FOREIGN COMMON STOCKS (10.6%)...  $ 2,384,495
                                                  -----------
          TOTAL COMMON STOCKS (95.4%)...........  $21,614,216
                                                  -----------

                                                     FAIR
 SHARES                  WARRANTS                    VALUE
-------------------------------------------------------------
   2,484   Expedia Inc. ........................  $   135,477
                                                  -----------
           TOTAL WARRANTS (0.6%)................  $   135,477
                                                  -----------

  FACE                                               FAIR
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (3.7%)
$853,000   US Bank 0.900% 07/01/03
            Repurchase price $853,021
            Collateralized by Freddie Mac
            Mortgage Back Pool #G01505
            Market Value: $870,026
            Face Value: $875,778
            Due: 01/01/33
            Interest: 5.00%.....................  $   853,000
                                                  -----------
           TOTAL REPURCHASE AGREEMENTS (3.7%)...  $   853,000
                                                  -----------
           TOTAL HOLDINGS (99.7%)
            (COST $17,789,264)..................  $22,602,693
                                                  -----------
           CASH & RECEIVABLES,
            NET OF LIABILITIES (0.3%)...........       62,924
                                                  -----------
           TOTAL NET ASSETS (100.0%)............  $22,665,617
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,199,542.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $17,789,264)......................  $22,602,693
  Cash......................................          652
  Receivable for securities sold............      498,121
  Receivable for fund shares sold...........       11,882
  Dividends & accrued interest receivable...          160
  Prepaid Expenses..........................          350
                                              -----------
    Total assets............................   23,113,858
                                              -----------
Liabilities:
  Payable for securities purchased..........      413,053
  Payable for investment management services
    (note 3)................................       16,712
  Accrued professional fees.................        5,017
  Accrued accounting and transfer agent
    fees....................................        8,429
  Accrued printing and proxy fees...........        2,400
  Other accrued expenses....................        2,630
                                              -----------
    Total liabilities.......................      448,241
                                              -----------
Net assets..................................  $22,665,617
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 1,853,277
  Paid-in capital in excess of par value....   46,298,932
  Accumulated net realized loss on
    investments.............................  (30,191,718)
  Net unrealized appreciation on
    investments.............................    4,813,429
  Accumulated net investment loss...........     (108,303)
                                              -----------
Net assets..................................  $22,665,617
                                              ===========
Shares outstanding..........................    1,853,277
Net asset value per share...................  $     12.23
                                              ===========

 STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $    6,222
  Dividends (net of withholding tax $17).....       1,788
                                               ----------
    Total investment income..................       8,010
                                               ----------
Expenses:
  Management fees (note 3)...................      88,041
  Custodian fees.............................       2,760
  Directors' fees............................         745
  Professional fees..........................       5,895
  Accounting and transfer agent fees.........      16,007
  Printing and proxy fees....................       2,766
  Other......................................          99
                                               ----------
    Total expenses...........................     116,313
                                               ----------
    Net investment loss......................    (108,303)
                                               ----------
Realized & unrealized gain (loss) on
  investments:
  Net realized loss on investments...........    (936,799)
  Change in unrealized appreciation
    (depreciation) on investments............   4,667,636
                                               ----------
      Net gain on investments................   3,730,837
                                               ----------
      Net increase in net assets from
         operations..........................  $3,622,534
                                               ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $   (108,303)      $   (274,473)
  Realized loss on investments..............................        (936,799)        (9,490,501)
  Change in unrealized appreciation (depreciation) on
    investments.............................................       4,667,636         (6,250,660)
                                                                ------------       ------------
    Net increase (decrease) in net assets from operations...       3,622,534        (16,015,634)
                                                                ------------       ------------
From capital share transactions (note 4):
  Received from shares sold.................................       1,294,825         39,600,856
  Paid for shares redeemed..................................      (1,963,956)       (41,443,845)
                                                                ------------       ------------
    Decrease in net assets derived from capital share
     transactions...........................................        (669,131)        (1,842,989)
                                                                ------------       ------------
  Increase (decrease) in net assets.........................       2,953,403        (17,858,623)
Net Assets:
  Beginning of year.........................................      19,712,214         37,570,837
                                                                ------------       ------------
  End of year...............................................    $ 22,665,617       $ 19,712,214
                                                                ============       ============

 FINANCIAL HIGHLIGHTS

                                                            SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                                             JUNE 30, 2003       -------------------------------------------
                                                              (UNAUDITED)         2002        2001        2000        1999
                                                            ----------------     -------     -------     -------     -------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period......................      $ 10.25          $ 17.69     $ 20.68     $ 28.01     $ 10.47
Income (loss) from investment operations:
  Net investment loss.....................................        (0.06)           (0.14)      (0.13)      (0.16)      (0.12)
  Net realized & unrealized gain (loss) on investments....         2.04            (7.30)      (2.86)      (7.15)      21.25
                                                                -------          -------     -------     -------     -------
  Total income (loss) from investment operations..........         1.98            (7.44)      (2.99)      (7.31)      21.13
                                                                -------          -------     -------     -------     -------
  Less distributions:
    Dividends from net investment income..................         0.00             0.00        0.00       (0.02)      (3.59)
                                                                -------          -------     -------     -------     -------
Net asset value, end of period............................      $ 12.23          $ 10.25     $ 17.69     $ 20.68     $ 28.01
                                                                =======          =======     =======     =======     =======
Total return..............................................        19.32%(b)       (42.06)%    (14.46)%    (26.01)%    202.38%
Ratios and supplemental data:
  Net assets at end of period (millions)..................      $  22.7          $  19.7     $  37.6     $  39.5     $  20.3
Ratios to average net assets:
Ratios net of expenses voluntarily reduced or reimbursed
  by advisor (note 3):
  Expenses................................................         1.17%(a)         1.11%       1.06%       1.03%       1.09%
  Net investment loss.....................................        (1.09)%(a)       (1.02)%     (0.76)%     (0.60)%     (0.61)%
Portfolio turnover rate...................................           80%             160%        142%        152%        185%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 OBJECTIVE

The Nasdaq-100 Index Portfolio seeks long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike other portfolios, the Nasdaq-100 Index Portfolio is a non-diversified portfolio.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURNS:

One-year                                    14.70%
Since inception (5/1/00)                   -30.77%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses. Unlike the other portfolios, the Nasdaq-100 Index Portfolio is a non-diversified fund. The Portfolio's concentration among relatively few companies and its concentration largely within a narrow range of related industries renders the Portfolio vulnerable to greater volatility than is likely to be experienced by diversified portfolios. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.

 COMMENTS

The Nasdaq 100 Index Portfolio returned 17.74% for the second quarter ended 6/30/03 compared to the index return of 18.00%. The correlation to the index for the quarter was 99.61%. For the year ended 6/30/03, the Portfolio returned 21.40% vs. 22.21% for the index with a correlation of 99.58%. The reason for the high correlation was that the portfolio owned shares in each of the 100 stocks in the index and held 10% of the fund in Nasdaq-100 shares (QQQ). Nasdaq-100 shares represent ownership in the Nasdaq-100 Trust, which is a unit investment trust established to provide the investment returns of the Nasdaq-100 Index. The top five stock holdings are Microsoft, Intel, Cisco, Amgen, and Qualcomm. These top five positions account for more than 25% of the fund and are market-weighted relative to the Nasdaq-100 Index.

The top five performers for six months ended 6/30/03 were Yahoo (+100.0%), NVIDIA (+99.0%), Millennium Pharmaceuticals (+98.1%), Amazon.com (+92.3%), and Monster Worldwide (+89.0%). The worst five performers were Cintas (-22.0%), RF Micro Devices (-19.5%), Cephalon (-15.7%), Smurfit-Stone Container (-15.5%), and Whole Foods Market (-9.9%).

Equity indices should do well in the second half of 2003 if the economy continues to improve and earnings come in to match expectations already priced into the market.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Nasdaq-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the Nasdaq.

 TOP 10 EQUITY PORTFOLIO HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Microsoft Corp.                         9.4
 2.  Nasdaq 100 Shares                       6.9
 3.  Intel Corp.                             4.7
 4.  Cisco Systems Inc.                      4.2
 5.  Amgen                                   4.0
 6.  Qualcomm Inc.                           3.4
 7.  Dell Computer Corp.                     3.0
 8.  Comcast Corp. CL A                      2.9
 9.  Oracle Corp.                            2.6
10.  eBay Inc.                               2.4

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                     % of Net Assets
 1.  Computer Software                     17.1
 2.  Electronics/Semiconductors            16.2
 3.  Drugs/Biotechnology                   12.0
 4.  Telecommunications & Related          11.8
 5.  Retail                                 8.2

---------------

* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           ADVERTISING (0.5%)
     850   *Lamar Advertising Co. ..............  $    30,048
   1,250   *Monster Worldwide Inc. .............       24,663
                                                  -----------
                                                       54,711
                                                  -----------
           APPLICATION SOFTWARE (3.3%)
   2,355   Adobe Systems Inc. ..................       75,548
   3,875   *BEA Systems Inc. ...................       42,199
   2,050   *Citrix Systems Inc. ................       41,799
   2,425   *Compuware Corp. ....................       13,871
     950   *Mercury Interactive Corp. ..........       36,822
   4,650   *PeopleSoft Inc. ....................       81,794
   5,975   *Siebel Systems Inc. ................       56,661
                                                  -----------
                                                      348,694
                                                  -----------
           AUTOMOTIVE & RELATED (0.9%)
   1,350   Paccar Inc. .........................       90,828
                                                  -----------
           BROADCASTING & CABLE TV (6.1%)
   9,900   *Comcast Corp. CL A..................      298,782
   2,610   *EchoStar Communications CL A........       90,358
   5,450   *InterActiveCorp. ...................      214,349
   2,100   *PanAmSat Corp. .....................       38,703
                                                  -----------
                                                      642,192
                                                  -----------
           BUSINESS SERVICES (2.6%)
   2,125   Cintas Group.........................       75,289
   2,512   *Fiserv Inc. ........................       89,452
   3,720   Paychex Inc. ........................      109,330
                                                  -----------
                                                      274,071
                                                  -----------
           CHEMICALS (0.4%)
     700   Sigma-Aldrich Corp. .................       37,807
                                                  -----------
           COMPUTER & RELATED (6.6%)
   5,310   *Apple Computer Inc. ................      101,208
   2,725   *Brocade Communications Systems
            Inc. ...............................       16,078
   9,850   *Dell Computer Corp. ................      313,624
   3,710   *Network Appliance Inc. .............       59,657
  14,620   *Sun Microsystems Inc. ..............       67,983
   2,330   *VeriSign Inc. ......................       32,131
   3,005   *Yahoo! Inc. ........................       98,264
                                                  -----------
                                                      688,945
                                                  -----------
           COMPUTER SOFTWARE (16.6%)
   1,525   *Electronic Arts Inc. ...............      112,697
   2,700   *Intuit Inc. ........................      120,393
  38,475   Microsoft Corp. .....................      986,499
  22,785   *Oracle Corp. .......................      273,648
   1,600   *Symantec Corp. .....................       70,256
     725   *Synopsys Inc. ......................       44,899
   4,420   *Veritas Software Corp. .............      127,076
                                                  -----------
                                                    1,735,468
                                                  -----------

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           DRUGS/BIOTECHNOLOGY (10.9%)
   6,262   *Amgen Inc. .........................  $   416,047
   1,900   *Biogen Inc. ........................       72,143
     525   *Cephalon Inc. ......................       21,551
   2,725   *Chiron Corp. .......................      119,518
   2,825   *Genzyme Corp. ......................      118,170
   2,050   *Gilead Sciences Inc. ...............      113,878
   1,340   *Human Genome Sciences Inc. .........       17,045
     625   *ICOS Corp. .........................       23,044
   1,750   *IDEC Pharmaceuticals Corp. .........       59,430
     500   *Invitrogen Corp. ...................       19,200
   2,820   *Medimmune Inc. .....................      102,620
   3,390   *Millennium Pharmaceuticals Inc. ....       53,325
                                                  -----------
                                                    1,135,971
                                                  -----------
           EDUCATION (1.1%)
   1,850   *Apollo Group Inc. ..................      114,330
                                                  -----------
           ELECTRONICS/SEMICONDUCTORS (15.6%)
   5,625   *Altera Corp. .......................       92,250
   2,050   American Power Conversion Co. .......       32,000
   8,950   *Applied Materials Inc. .............      141,768
   1,975   *Broadcom Corp. .....................       49,197
     825   *Gentex Corp. .......................       25,286
  23,845   Intel Corp. .........................      495,594
   2,400   *KLA-Tencor Corp. ...................      111,504
   4,355   Linear Technology Corp. .............      140,971
   4,740   Maxim Integrated Products Inc. ......      161,634
   1,775   Microchip Technology Inc. ...........       43,931
   1,030   Molex Inc. ..........................       27,789
   1,800   *Novellus Systems Inc. ..............       58,594
   1,600   *Nvidia Corp. .......................       41,238
     995   *QLogic Corp. .......................       47,999
   2,170   *RF Micro Devices Inc. ..............       12,804
   5,670   *Sanmina Corp. ......................       35,834
   4,680   *Xilinx Inc. ........................      118,404
                                                  -----------
                                                    1,636,797
                                                  -----------
           ENTERTAINMENT & LEISURE (0.3%)
     550   *Pixar Inc. .........................       33,319
                                                  -----------
           FORESTRY & PAPER PRODUCTS (0.3%)
   1,025   *First Health Group Corp. ...........       28,320
                                                  -----------
           INSURANCE (0.3%)
   2,500   *Smurfit-Stone Container Corp. ......       32,525
                                                  -----------
           MEDICAL & RELATED (2.6%)
   3,625   Biomet Inc. .........................      104,037
     775   Dentsply International Inc. .........       31,759
     725   *Express Scripts Inc. ...............       49,439
     425   *Henry Schein Inc. ..................       22,317
   1,050   *Lincare Holdings Inc. ..............       33,191
     675   *Patterson Dental Co. ...............       30,631
                                                  -----------
                                                      271,374
                                                  -----------
           OIL, ENERGY & NATURAL GAS (0.3%)
     850   *Patterson-UTI Energy Inc. ..........       27,514
                                                  -----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
 SHARES             U.S. COMMON STOCKS               VALUE
-------------------------------------------------------------
           RESTAURANTS (1.3%)
   5,650   *Starbucks Corp. ....................  $   138,708
                                                  -----------
           RETAIL (8.2%)
   2,700   *Amazon.com Inc. ....................       98,064
   4,125   *Bed Bath & Beyond Inc. .............      160,133
     900   *CDW Computer Centers................       41,247
   2,510   *Costco Wholesale Corp. .............       91,866
   1,150   *Dollar Tree Stores Inc. ............       36,535
   2,460   *eBay Inc. ..........................      255,840
     750   Fastenal Co. ........................       25,455
   1,450   PETsMart Inc. .......................       24,230
     800   Ross Stores Inc. ....................       34,368
   3,400   *Staples Inc. .......................       62,390
     600   *Whole Foods Market Inc. ............       28,518
                                                  -----------
                                                      858,646
                                                  -----------
           TELECOMMUNICATIONS & RELATED (11.7%)
  10,450   *ADC Telecommunications Inc. ........       24,234
   5,365   *Ciena Corp. ........................       27,737
  26,125   *Cisco Systems Inc. .................      438,639
   2,030   *Comverse Technology Inc. ...........       30,470
  16,760   *JDS Uniphase Corp. .................       58,660
   2,575   *Juniper Networks Inc. ..............       32,110
  13,330   *Nextel Communications Inc. CL A.....      240,873
   9,910   Qualcomm Inc. .......................      356,165
   2,450   *Tellabs Inc. .......................       16,072
                                                  -----------
                                                    1,224,960
                                                  -----------
           TRANSPORTATION (0.6%)
     875   C.H Robinson Worldwide Inc. .........       30,975
   1,075   Expeditors Intl. of Washington
            Inc. ...............................       37,044
                                                  -----------
                                                       68,019
                                                  -----------
           TOTAL U.S. COMMON STOCKS (90.2%).....  $ 9,443,199
                                                  -----------

                                                     FAIR
 SHARES            FOREIGN COMMON STOCKS             VALUE
-------------------------------------------------------------
           IRELAND (0.3%)
           TRANSPORTATION (0.3%)
     625   *Ryanair Holdings Plc ADR............  $    28,075
                                                  -----------

                                                     FAIR
 SHARES            FOREIGN COMMON STOCKS             VALUE
-------------------------------------------------------------
           ISRAEL (1.6%)
           COMPUTER SOFTWARE (0.5%)
   2,520   *Check Point Software Technologies
            Ltd. ...............................  $    49,140
                                                  -----------
           DRUGS/BIOTECHNOLOGY (1.1%)
   2,025   Teva Pharmaceutical Inds. Inc. ADR...      115,283
                                                  -----------
           TOTAL ISRAEL (1.6%)..................      164,423
                                                  -----------
           SINGAPORE (0.6%)
           ELECTRONICS/SEMICONDUCTORS (0.6%)
   5,875   *Flextronics Intl. Ltd. .............       61,276
                                                  -----------
           SWEDEN (0.1%)
           TELECOMMUNICATIONS & RELATED (0.1%)
   1,225   *LM Ericsson Telephone ADR...........       13,022
                                                  -----------
           TOTAL FOREIGN COMMON STOCKS (2.6%)...  $   266,796
                                                  -----------
           TOTAL COMMON STOCKS (92.8%)..........  $ 9,709,995
                                                  -----------

                                                     FAIR
 SHARES        UNIT INVESTMENT TRUST (6.9%)          VALUE
-------------------------------------------------------------
  24,215   *NASDAQ 100 Shares...................  $   725,239
                                                  -----------
           TOTAL UNIT INVESTMENT TRUST (6.9%)...  $   725,239
                                                  -----------

  FACE                                               FAIR
 AMOUNT              SHORT-TERM NOTES                VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (1.1%)
$112,000   General Electric Capital Corp. 1.216%
            07/01/03............................  $   112,000
                                                  -----------
           TOTAL SHORT-TERM NOTES (1.1%)........  $   112,000
                                                  -----------
           TOTAL HOLDINGS (100.8%)
            (COST $15,513,995) (a)..............  $10,547,234
                                                  -----------
           LIABILITIES, NET OF CASH &
            RECEIVABLES (-0.8%).................      (84,567)
                                                  -----------
           NET ASSETS (100.0%)..................  $10,462,667
                                                  ===========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,348,933.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $15,513,995)......................  $10,547,234
  Cash......................................          497
  Receivable for fund shares sold...........       13,149
  Dividends & accrued interest receivable...          197
  Prepaid expenses..........................          268
                                              -----------
    Total assets............................   10,561,345
                                              -----------
Liabilities:
  Payable for securities purchased..........       81,605
  Payable for fund shares redeemed..........        2,978
  Payable for investment management services
    (note 3)................................        3,432
  Accrued professional fees.................        5,773
  Accrued accounting and transfer agent
    fees....................................        1,595
  Accrued printing and proxy fees...........          633
  Other accrued expenses....................        2,662
                                              -----------
    Total liabilities.......................       98,678
                                              -----------
Net assets..................................  $10,462,667
                                              ===========
Net assets consist of:
  Par value, $1 per share...................  $ 3,350,081
  Paid-in capital in excess of par value....   15,645,414
  Accumulated net realized loss on
    investments.............................   (3,542,562)
  Net unrealized depreciation on
    investments.............................   (4,966,761)
  Accumulated net investment loss...........      (23,505)
                                              -----------
Net assets..................................  $10,462,667
                                              ===========
Shares outstanding..........................    3,350,081
Net asset value per share...................  $      3.12
                                              ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest...................................  $       560
  Dividends (net withholding tax $45)........        7,574
                                               -----------
    Total investment income..................        8,134
                                               -----------
Expenses:
  Management fees (note 3)...................       31,848
  Custodian fees.............................        2,387
  Directors' fees............................          499
  Professional fees..........................        5,602
  Accounting and transfer agent fees.........        5,417
  Printing and proxy fees....................          823
  Other......................................           33
                                               -----------
    Total expenses...........................       46,609
    Less expenses voluntarily reduced or
      reimbursed by advisor (note 3).........      (14,970)
                                               -----------
    Net expenses.............................       31,639
                                               -----------
    Net investment loss......................      (23,505)
                                               -----------
Realized & unrealized gain on investments:
  Net realized gain on investments...........       59,272
  Change in unrealized appreciation
    (depreciation) on investments............    1,634,720
                                               -----------
    Net gain on investments..................    1,693,992
                                               -----------
    Net increase in net assets from
      operations.............................  $ 1,670,487
                                               ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
NASDAQ-100 INDEX PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003       DECEMBER 31,
                                                                (UNAUDITED)            2002
                                                              ----------------     ------------
From operations:
  Net investment loss.......................................    $   (23,505)       $   (44,024)
  Realized gain (loss) on investments and forward currency
    transactions............................................         59,272         (1,664,191)
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,634,720         (2,346,927)
                                                                -----------        -----------
      Net increase (decrease) in net assets from
       operations...........................................      1,670,487         (4,055,142)
                                                                -----------        -----------
From capital share transactions (note 4):
  Received from shares sold.................................      4,502,905         13,416,277
  Paid for shares redeemed..................................     (3,386,459)       (11,574,647)
                                                                -----------        -----------
    Increase in net assets derived from capital share
     transactions...........................................      1,116,446          1,841,630
                                                                -----------        -----------
         Increase (decrease) in net assets..................      2,786,933         (2,213,512)
Net Assets:
  Beginning of year.........................................      7,675,734          9,889,246
                                                                -----------        -----------
  End of year...............................................    $10,462,667        $ 7,675,734
                                                                ===========        ===========

 FINANCIAL HIGHLIGHTS

                                                                                     YEARS ENDED
                                                              SIX MONTHS ENDED       DECEMBER 31
                                                               JUNE 30, 2003      ------------------      MAY 1, 2000 TO
                                                                (UNAUDITED)        2002       2001      DECEMBER 31, 2000*
                                                              ----------------    -------    -------    ------------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................      $  2.57         $  4.10    $  6.09         $ 10.00
Income (loss) from investment operations:
  Net investment loss.......................................        (0.01)          (0.01)     (0.02)          (0.05)
  Net realized & unrealized gain (loss) on investments......         0.56           (1.52)     (1.97)          (3.86)
                                                                  -------         -------    -------         -------
    Total gain (loss) from investment operations............         0.55           (1.53)     (1.99)          (3.91)
                                                                  -------         -------    -------         -------
Net asset value, end of period..............................      $  3.12         $  2.57    $  4.10         $  6.09
                                                                  =======         =======    =======         =======
Total return................................................        21.40%(b)      (37.32%)   (32.68%)        (39.10%)(b)
Ratios and supplemental data:
Net assets at end of period (millions)......................      $  10.5         $   7.7    $   9.9         $   6.6
Ratios to average net assets:
  Ratios net of expenses voluntarily reduced or reimbursed
    by advisor (note 3):
    Expenses................................................         0.75%(a)        0.68%      0.74%           1.12%(a)
    Net investment loss.....................................        (0.56%)(a)      (0.56%)    (0.60%)         (0.86%)(a)
  Ratios assuming no expenses voluntarily reduced or
    reimbursed by advisor (note 3):
    Expenses................................................         1.10%(a)        1.08%      1.05%           1.12%(a)
Portfolio turnover rate.....................................           31%            103%        58%             36%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 OBJECTIVE

The Bristol Portfolio seeks long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURN:

One-year                                    -1.56%
Since inception (5/1/02)                   -10.29%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The broad equity market rallied sharply in the second quarter following a swift "victory" in the Iraq war. The market was lead by small cap stocks and high beta issues outperformed low beta by some 1800 basis points. We trailed the S&P 500 slightly in the second quarter, and the portfolio is up 11.52%, as compared to the S&P up 11.76%.

Market divergence was evidenced by the fact that the largest quintile (biggest stocks) of the Russell 1000 index returned 14% for the quarter, while the smallest quintile (smallest stocks) rose 33%. Our portfolio typically holds the mid- and larger cap stocks which lagged the smaller issues this quarter. We have been somewhat overweighted in technology stocks (relative to the S&P) and portfolio performance was aided by International Rectifier (+36%), Cisco Systems (+29%) and Intel (+28%). We've added to financial holdings (Franklin Resources, Chubb, PMI Group, Hartford Financial Services, Radian Group), but reduced several (Fleet Boston, BankAmerica, JP Morgan) for valuation reasons. JP Morgan rose 44% in the second quarter, accompanied by Fleet Boston (+24%), Citigroup (+24%), and Goldman Sachs (+23%). We also initiated positions in Broadcom, Altria Group and Boeing. The only disappointing stocks this quarter were Johnson & Johnson (-10%), Abercrombie & Fitch (down 5%, but our best performing stock in the first quarter), and 3M Company (-1%).

Our portfolio reflects our expectation of gradual, real economic recovery. We have a major "bet" on a cyclical recovery with stocks like United Technologies, GE, 3M, Honeywell, Boeing, and SPX Corp. We do not believe the market as a whole is overvalued, except certain technology stocks are way over-valued in our view.

We think the market rally can continue in the second half, given real economic progress, even though interest rates may move higher in the second half, which we would view as positive. Our two concerns continue to be the growing outsourcing of manufacturing (to Asia and elsewhere), which could be a near term positive as US companies can lower costs, but at the expense of US labor; and the economy's improvement will be enough to satisfy market expectations.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Microsoft Corp.                        3.0
 2.  Pfizer Inc.                            2.9
 3.  SPX Corp.                              2.4
 4.  Citigroup Inc.                         2.2
 5.  AOL Time Warner Inc.                   2.2
 6.  American International Group           2.2
 7.  Aetna Inc.                             2.2
 8.  Wal-Mart Stores Inc.                   2.1
 9.  Hartford Financial Services            2.1
10.  International Rectifier Corp.          2.1

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Insurance                              12.0
 2.  Computer & Related                      8.4
 3.  Electronics/Semiconductors              8.4
 4.  Drugs/Biotechnology                     7.2
 5.  Aerospace & Defense                     6.4

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
SHARES              U.S. COMMON STOCKS              VALUE
------------------------------------------------------------
          AEROSPACE & DEFENSE (6.4%)
  3,100   Boeing Co. ...........................  $  106,392
  1,000   General Dynamics Corp. ...............      72,500
  2,700   Honeywell International Inc. .........      72,495
  1,700   United Technologies Corp. ............     120,411
                                                  ----------
                                                     371,798
                                                  ----------
          BANKING (6.4%)
  1,200   Bank of America Corp. ................      94,836
  3,000   Citigroup Inc. .......................     128,400
  1,200   Fleet Boston Financial Corp. .........      35,652
  3,200   JP Morgan Chase & Co. ................     109,376
                                                  ----------
                                                     368,264
                                                  ----------
          BROADCAST RADIO & TV (2.3%)
  1,200   *InterActiveCorp. ....................      47,196
  2,400   *Echostar Communications CL A.........      83,088
                                                  ----------
                                                     130,284
                                                  ----------
          CHEMICALS (1.8%)
  1,700   Praxair Inc. .........................     102,170
                                                  ----------
          COMPUTER & RELATED (8.4%)
  3,400   *Dell Computer Corp. .................     108,256
  1,200   Int'l Business Machines Corp. ........      99,000
  6,700   Microsoft Corp. ......................     171,788
  9,000   *Oracle Corp. ........................     108,090
                                                  ----------
                                                     487,134
                                                  ----------
          CONSUMER PRODUCTS (5.8%)
  2,100   Johnson & Johnson Co. ................     108,570
  4,800   Masco Co. ............................     114,480
  3,100   McKesson Corp. .......................     110,794
                                                  ----------
                                                     333,844
                                                  ----------
          DRUGS/BIOTECHNOLOGY (7.2%)
  1,000   *Amgen Inc. ..........................      66,440
  1,700   Cardinal Health Inc. .................     109,310
  1,300   *Gilead Sciences Inc. ................      72,215
  5,000   Pfizer Inc. ..........................     170,750
                                                  ----------
                                                     418,715
                                                  ----------
          DIVERSIFIED MANUFACTURING (3.9%)
    800   3M Co. ...............................     103,184
  4,200   General Electric Co. .................     120,456
                                                  ----------
                                                     223,640
                                                  ----------
          ELECTRONICS/SEMICONDUCTORS (8.4%)
  5,500   *Applied Materials Inc. ..............      87,120
  4,500   *Broadcom Corp. ......................     112,095
  4,700   Intel Corp. ..........................      97,685
  4,500   *International Rectifier Corp. .......     120,690
  4,000   *Teradyne Inc. .......................      69,240
                                                  ----------
                                                     486,830
                                                  ----------

                                                     FAIR
SHARES              U.S. COMMON STOCKS              VALUE
------------------------------------------------------------
          ENTERTAINMENT & LEISURE (1.9%)
  5,700   Walt Disney Co. ......................  $  112,575
                                                  ----------
          FINANCIAL SERVICES (6.0%)
  2,600   American Express Co. .................     108,706
    600   Fannie Mae............................      40,464
  2,500   Franklin Resources Inc. ..............      97,675
  1,200   Goldman Sachs Group Inc. .............     100,500
                                                  ----------
                                                     347,345
                                                  ----------
          FOOD, BEVERAGE & TOBBACO (2.0%)
  2,600   Altria Group Inc. ....................     118,144
                                                  ----------
          HOTEL & CASINOS (0.5%)
  1,700   *Boyd Gaming Corp. ...................      29,342
                                                  ----------
          INDUSTRIAL SERVICES (2.4%)
  3,200   *SPX Corp. ...........................     140,992
                                                  ----------
          INSURANCE (12.0%)
  2,100   Aetna Inc. ...........................     126,420
  2,300   American International Group..........     126,914
  1,900   Chubb Corp. ..........................     114,000
  2,400   Hartford Financial Services...........     120,864
  3,800   PMI Group Inc. .......................     101,992
  2,900   Radian Group Inc. ....................     106,285
                                                  ----------
                                                     696,475
                                                  ----------
          MACHINERY (1.9%)
  2,400   Deere & Co. ..........................     109,680
                                                  ----------
          MEDIA & PUBLISHING (2.6%)
  7,900   *AOL Time Warner Inc. ................     127,111
    300   Gannett Co. Inc. .....................      23,043
                                                  ----------
                                                     150,154
                                                  ----------
          MEDICAL & RELATED (1.8%)
  3,400   *Laboratory Corp. of America..........     102,510
                                                  ----------
          METALS & MINING (2.0%)
  4,600   Alcoa Inc. ...........................     117,300
                                                  ----------
          RETAIL (4.0%)
  3,800   *Abercrombie & Fitch Co. .............     107,958
  2,300   Wal-Mart Stores Inc. .................     123,441
                                                  ----------
                                                     231,399
                                                  ----------
          SCIENTIFIC & TECHNICAL INSTRUMENTS (0.9%)
  2,200   Pall Corp. ...........................      49,500
                                                  ----------
          TELECOMMUNICATIONS & RELATED (2.0%)
  6,800   *Cisco Systems Inc. ..................     114,172
                                                  ----------
          TRANSPORTATION (2.0%)
  1,900   Fedex Corp. ..........................     117,857
                                                  ----------
          TOTAL U.S. COMMON STOCKS (92.6%)......  $5,360,124
                                                  ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

  FACE                                                FAIR
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (7.2%)
$414,000   US Bank 0.900% 07/01/03
            Repurchase price $414,010
            Collateralized by Freddie Mac
            Mortgage Back Pool #G01505
            Market Value: $422,264
            Face Value: $425,055
            Due: 01/01/33
            Interest: 5.00%......................  $  414,000
                                                   ----------
           TOTAL REPURCHASE AGREEMENTS (7.2%)....  $  414,000
                                                   ----------
           TOTAL HOLDINGS (99.8%)
            (COST $5,401,542) (a)................  $5,774,124
                                                   ----------
           CASH & RECEIVABLES,
            NET OF LIABILITIES (0.2%)............      14,473
                                                   ----------
           NET ASSETS (100.0%)...................  $5,788,597
                                                   ==========

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $20,280.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $5,401,542)........................  $5,774,124
  Cash.......................................         158
  Receivable for securities sold.............      44,038
  Receivable for fund shares sold............         436
  Dividends and accrued interest
    receivable...............................       6,328
                                               ----------
    Total assets.............................   5,825,084
                                               ----------
Liabilities:
  Payable for securities purchased...........      22,306
  Payable for fund shares redeemed...........          72
  Payable for investment management services
    (note 3).................................       3,694
  Accrued professional fees..................       7,468
  Accrued accounting and transfer agent
    fees.....................................       1,076
  Accrued printing and proxy fees............         142
  Other accrued expenses.....................       1,729
                                               ----------
    Total liabilities........................      36,487
                                               ----------
Net assets...................................  $5,788,597
                                               ==========
Net assets consist of:
  Par value, $1 per share....................  $  656,682
  Paid-in capital in excess of par value.....   5,263,176
  Accumulated net realized loss on
    investments..............................    (506,276)
  Net unrealized appreciation on
    investments..............................     372,582
  Undistributed net investment income........       2,433
                                               ----------
Net assets...................................  $5,788,597
                                               ==========
Shares outstanding...........................     656,682
Net asset value per share....................  $     8.81
                                               ==========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest....................................  $   1,040
  Dividends (net withholding tax $478)........     31,494
                                                ---------
    Total investment income...................     32,534
                                                ---------
Expenses:
  Management fees (note 3)....................     18,318
  Custodian fees..............................      2,384
  Directors' fees.............................        128
  Professional fees...........................      5,481
  Accounting and transfer agent fees..........      2,975
  Printing and proxy fees.....................        320
  Other.......................................         35
                                                ---------
    Total expenses............................     29,641
                                                ---------
    Net investment income.....................      2,893
                                                ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments............   (160,928)
  Change in unrealized appreciation
    (depreciation) on investments.............    677,763
                                                ---------
      Net gain on investments.................    516,835
                                                ---------
      Net increase in net assets from
         operations...........................  $ 519,728
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED        *MAY 1, 2002
                                                                  JUNE 30, 2003               TO
                                                                   (UNAUDITED)         DECEMBER 31, 2002
                                                                 ----------------      -----------------
From operations:
  Net investment income (loss)..............................        $    2,893            $   (4,590)
  Realized loss on investments..............................          (160,928)             (345,348)
  Change in unrealized appreciation (depreciation) on
    investments.............................................           677,763              (305,181)
                                                                    ----------            ----------
      Net increase (decrease) in net assets from
       operations...........................................           519,728              (655,119)
                                                                    ----------            ----------
Dividends and distributions to shareholders:
  Dividends paid from net investment income.................              (460)                    0
                                                                    ----------            ----------
From capital share transactions (note 4):
  Received from shares sold.................................         2,378,947             3,670,959
  Received from dividends reinvested........................               460                     0
  Paid for shares redeemed..................................           (86,192)              (39,726)
                                                                    ----------            ----------
    Increase in net assets derived from capital share
     transactions...........................................         2,293,215             3,631,233
                                                                    ----------            ----------
         Increase in net assets.............................         2,812,483             2,976,114
Net Assets:
  Beginning of period.......................................         2,976,114                     0
                                                                    ----------            ----------
  End of period.............................................        $5,788,597            $2,976,114
                                                                    ==========            ==========

 FINANCIAL HIGHLIGHTS

                                                                 SIX MONTHS ENDED        *MAY 1, 2002
                                                                  JUNE 30, 2003               TO
                                                                   (UNAUDITED)         DECEMBER 31, 2002
                                                                 ----------------      -----------------
Per share operating performance (For a share of
  capital stock outstanding throughout the period):
Net asset value, beginning of period........................        $     7.90            $    10.00
Income (loss) from investment operations:
  Net investment loss.......................................              0.00                 (0.01)
  Net realized and unrealized gain (loss) on investments....              0.91                 (2.09)
                                                                    ----------            ----------
    Total gain (loss) from investment operations............              0.91                 (2.10)
                                                                    ----------            ----------
Net asset value, end of period..............................        $     8.81            $     7.90
                                                                    ==========            ==========
Total return................................................             11.52%(b)            (21.00)%(b)
Ratios and supplemental data:
  Net assets at end of period (millions)....................        $      5.8            $      3.0
Ratios to average net assets:
Ratios net of expenses voluntarily reduced or reimbursed by
  advisor (note 3):
  Expenses..................................................              1.35%(a)              1.71%(a)
  Net investment income.....................................             (0.13)%(a)            (0.24)%(a)
Ratios assuming no expenses voluntarily reduced or
  reimbursed by advisor (note 3):
  Ratio of expenses to average net assets...................              1.35%(a)              1.83%(a)
Portfolio turnover rate.....................................               119%                   98%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 OBJECTIVE

The Bryton Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.
 PERFORMANCE AS OF JUNE 30, 2003

TOTAL RETURN:

One-year                                     -0.38
Since inception (5/1/02)                    -16.19%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

The broad equity market rallied sharply in the second quarter following a swift "victory" in the Iraq war. The market was lead by small cap stocks and high beta issues outperformed low beta by some 1800 basis points. We beat the Russell 2000 Growth Index in the second quarter, but trail for the year 18.3% for the portfolio and 19.3% for the index.

Small cap stocks handily outperformed their larger cap brethren as evidenced by the fact that the largest quintile (biggest stocks) of the Russell 1000 index returned 14% for the quarter, while the smallest quintile (smallest stocks) rose 33%. Our portfolio typically holds the smaller stocks (smaller than $2 billion in market cap), so we were able to capture most of the better relative performance. We have been considerably overweighted in technology stocks (relative to the R2000 Growth Index) and portfolio performance was aided by PMC-Sierra (+97%), Foundry Networks (+77%) and McData Corporation (+70%). Although our portfolio is somewhat underweighted in Healthcare relative to the index, three of our holdings vastly exceeded the market's return: Gen-Probe (+81%), American Pharmaceutical (+77%), and Odyssey Healthcare (+56%). The only disappointing stocks we held were Abercrombie & Fitch (-5%, although it was one of the best performing stocks in the first quarter), Idexx Labs (-4.7%), and Grant Prideco (-2.6%).

Our portfolio reflects our expectation of gradual, real economic recovery. We have a major "bet" on a cyclical recovery with stocks like Abercrombie & Fitch, Dick's Sporting Goods, Royal Caribbean, Maverick Tube, and Group 1 Auto. We do not believe the market as a whole is overvalued, although certain technology stocks are way over-valued in our view. We would expect to trim back on technology names, perhaps adding to healthcare and financials.

We think the market rally can continue in the second half, given real economic progress, even though interest rates may move higher in the second half, which we would view as positive. Our two concerns continue to be the growing outsourcing of manufacturing (to Asia and elsewhere), which could be a near term positive as US companies can lower costs, but at the expense of US labor; and the economy's improvement will be enough to satisfy market expectations.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of Portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

Russell 2000 Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the investable U.S. equity market.

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO (CONTINUED)

 TOP 10 EQUITY HOLDINGS AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Saflink Corp.                          2.0
 2.  Harris Interactive Inc.                1.9
 3.  Ceradyne Inc.                          1.8
 4.  CNET Networks Inc.                     1.8
 5.  Children's Place Retail Stores
     Inc.                                   1.7
 6.  Maverick Tube Corp.                    1.7
 7.  Hi/Fn Inc.                             1.6
 8.  Chippac Inc. CL A                      1.6
 9.  Gen-Probe                              1.6
10.  Integrated Circuit Systems
     Inc.                                   1.5

 TOP 5 INDUSTRIES AS OF JUNE 30, 2003*

                                      % of Net Assets
 1.  Computer Software                      14.2
 2.  Medical & Related                      10.8
 3.  Telecommunications & Related           10.4
 4.  Computer & Related                      9.6
 5.  Electronics/Semiconductors              9.2

---------------
* Composition of Portfolio subject to change.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
SHARES             U.S. COMMON STOCKS               VALUE
------------------------------------------------------------
         ADVERTISING (1.4%)
 5,281   *DoubleClick Inc.......................  $   48,849
                                                  ----------
         AUTOMOTIVE & RELATED (0.5%)
   978   ArvinMeritor Inc.......................      19,736
                                                  ----------
         BANKING (2.5%)
 1,689   IndyMac Bancorp Inc....................      42,934
 5,075   *Providian Financial Corp..............      46,995
                                                  ----------
                                                      89,929
                                                  ----------
         BROADCAST RADIO & TV (2.0%)
 1,518   *Cumulus Media Inc. CL A...............      28,492
  0.33   *InterActiveCorp.......................           8
 2,331   *Radio One Inc. CL D...................      41,328
                                                  ----------
                                                      69,828
                                                  ----------
         BUSINESS SERVICES (6.6%)
 1,895   *Alliance Data Systems Corp............      44,343
 3,540   *BearingPoint Inc......................      34,161
 1,217   *Getty Images Inc......................      50,262
10,265   *Harris Interactive Inc................      66,312
 1,432   *West Corp.............................      38,163
                                                  ----------
                                                     233,241
                                                  ----------
         COMPUTER & RELATED (9.6%)
   825   *CheckFree Corp........................      23,100
10,124   *CNET Networks Inc.....................      62,263
 1,383   *Cray Inc..............................      10,926
 1,401   *Dot Hill Systems Corp.................      18,353
 2,000   *eSpeed Inc. CL A......................      39,520
 1,309   *F5 Networks Inc.......................      21,756
 2,058   *Interactive Data Corp.................      34,780
 1,316   *SanDisk Corp..........................      53,232
 1,864   *United Online Inc.....................      47,234
 2,773   *Western Digital Corp..................      28,562
                                                  ----------
                                                     339,726
                                                  ----------
         COMPUTER SOFTWARE (14.2%)
 2,979   *Ascential Software Corp...............      48,975
 4,640   *Borland Software Corp.................      45,426
 2,380   *Digital River Inc.....................      46,053
 1,369   *Hyperion Solutions Corp...............      46,176
 7,202   *iManage Inc...........................      36,010
 1,254   *Mercury Interactive Corp..............      48,605
 5,471   *Micromuse Inc.........................      43,713
 1,430   *MicroStrategy Inc.....................      52,367
 3,837   *Quest Software Inc....................      45,468
 2,048   *Serena Software Inc...................      42,373
 5,056   *Ulticom Inc...........................      48,032
                                                  ----------
                                                     503,198
                                                  ----------
         CONSUMER PRODUCTS (1.3%)
   972   *Coach Inc.............................      48,347
                                                  ----------

                                                     FAIR
SHARES             U.S. COMMON STOCKS               VALUE
------------------------------------------------------------
         DRUGS/BIOTECHNOLOGY (2.7%)
 1,198   *American Pharmaceutical Partners
          Inc...................................  $   40,612
 1,952   *Columbia Laboratories Inc.............      21,960
   957   *IDEXX Laboratories Inc................      32,098
                                                  ----------
                                                      94,670
                                                  ----------
         ELECTRONICS/SEMICONDUCTORS (7.8%)
 2,221   *Amkor Technology Inc..................      29,228
 7,419   *ChipPac Inc. CL A.....................      56,459
 1,641   *FEI Co................................      30,802
 6,740   *Hi/Fn Inc.............................      57,648
 1,746   *Integrated Circuit Systems Inc........      54,841
 3,973   *PMC -- Sierra Inc.....................      46,722
                                                  ----------
                                                     275,700
                                                  ----------
         ENTERTAINMENT & LEISURE (2.9%)
 2,126   Royal Carribbean Cruises Ltd...........      49,238
 5,833   *Scientific Games Corp.................      54,539
                                                  ----------
                                                     103,777
                                                  ----------
         FINANCIAL SERVICES (2.8%)
 5,969   *E* Trade Group Inc....................      50,737
 1,473   Raymond James Financial Inc............      48,683
                                                  ----------
                                                      99,420
                                                  ----------
         HOTELS & CASINOS (2.4%)
 2,579   *Alliance Gaming Corp..................      48,769
 1,291   *Choice Hotels Intl. Inc...............      35,257
                                                  ----------
                                                      84,026
                                                  ----------
         MACHINERY (0.5%)
   979   *Agco Corp.............................      16,721
                                                  ----------
         MANUFACTURING (3.5%)
 3,440   *Ceradyne Inc..........................      64,569
 3,099   *Maverick Tube Corp....................      59,346
                                                  ----------
                                                     123,915
                                                  ----------
         MEDICAL & RELATED (10.8%)
   826   *Advanced Neuromodulation Systems
          Inc...................................      42,539
 1,322   Cooper Cos. Inc........................      45,966
 1,345   *Gen-Probe.............................      55,105
 1,399   *Odyssey Healthcare Inc................      51,763
 2,079   *United Surgical Partners Intl. Inc....      46,944
 2,274   *VCA Antech Inc........................      44,366
 2,637   *VISX Inc..............................      45,752
 4,707   *WebMD Corp............................      51,165
                                                  ----------
                                                     383,600
                                                  ----------
         OIL, ENERGY & NATURAL GAS (3.7%)
 4,177   *Grant Prideco Inc.....................      49,080
 3,546   *Key Energy Services Inc...............      38,013
 1,346   *Patterson-UTI Energy Inc..............      43,570
                                                  ----------
                                                     130,663
                                                  ----------
         RENTAL & LEASING (1.3%)
   643   *Rent-A-Center Inc.....................      48,746
                                                  ----------

                                                                     (continued)

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO (CONTINUED)

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2003 (UNAUDITED)

                                                     FAIR
SHARES             U.S. COMMON STOCKS               VALUE
------------------------------------------------------------
         RETAIL (8.6%)
   842   *Abercrombie & Fitch Co................  $   23,921
 3,060   *Children's Place Retail Stores Inc....      61,567
 1,266   Claire's Stores Inc....................      32,106
 1,350   *Dick's Sporting Goods Inc.............      49,518
 1,244   *Group 1 Automotive Inc................      40,318
 2,864   *J. Jill Group Inc.....................      48,001
   177   Regis Corp.............................       5,142
 1,100   *Zale Corp.............................      44,000
                                                  ----------
                                                     304,573
                                                  ----------
         SCIENTIFIC & TECHNICAL INSTRUMENTS (2.4%)
   561   *II-VI Inc.............................      12,948
11,136   *Saflink Corp..........................      71,382
                                                  ----------
                                                      84,330
                                                  ----------
         TELECOMMUNICATIONS & RELATED (10.4%)
   946   *Adtran Inc............................      48,833
 5,068   *Andrew Corp...........................      47,335
 9,664   *Arris Group Inc.......................      47,933
 1,785   *Comtech Telecommunications Corp.......      50,318
13,451   *Enterasys Networks Inc................      40,756
 3,120   *Foundry Networks Inc..................      44,491
 1,823   *Itron Inc.............................      39,195
 3,524   *McData Corp...........................      51,627
                                                  ----------
                                                     370,488
                                                  ----------
         TOTAL U.S. COMMON STOCKS (97.9%).......  $3,473,483
                                                  ----------

                                                     FAIR
SHARES            FOREIGN COMMON STOCKS             VALUE
------------------------------------------------------------
         NETHERLANDS (1.4%)
         ELECTRONICS/SEMICONDUCTORS (1.4%)
 3,300   *ASM International NV ADR..............  $   49,071
                                                  ----------
         TOTAL FOREIGN COMMON STOCKS (1.4%).....  $   49,071
                                                  ----------
         TOTAL COMMON STOCKS (99.3%)............  $3,522,554
                                                  ----------

  FACE                                                FAIR
 AMOUNT            REPURCHASE AGREEMENTS             VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES (0.9%)
$ 31,000   US Bank 0.900% 07/01/03
            Repurchase price $31,001
            Collateralized by Freddie Mac
            Mortgage Back Pool #G01505
            Market Value: $31,619
            Face Value: $31,828
            Due: 01/01/33
            Interest: 5.00%......................  $   31,000
                                                   ----------
           TOTAL REPURCHASE AGREEMENTS (0.9%)....  $   31,000
                                                   ----------
           TOTAL HOLDINGS (100.2%)
            (COST $2,962,717) (a)................  $3,553,554
                                                   ----------
           LIABILITIES,
            NET OF CASH & RECEIVABLES (-0.2%)....      (7,384)
                                                   ----------
           TOTAL NET ASSETS (100.0%).............  $3,546,170
                                                   ----------

---------------

  *  Non-income producing securities.
(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $33,701.
ADR (American depository receipt) represents ownership of foreign securities.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 STATEMENT OF ASSETS AND LIABILITIES

                                                       June 30, 2003 (Unaudited)

Assets:
  Investments in securities, at fair value
    (Cost $2,962,717)........................  $ 3,553,554
  Cash.......................................          990
  Receivable for securities sold.............       43,212
  Receivable for fund shares sold............        3,284
  Dividends and accrued interest
    receivable...............................          173
  Prepaid expenses...........................           72
                                               -----------
    Total assets.............................    3,601,285
                                               -----------
Liabilities:
  Payable for securities purchased...........       41,319
  Payable for fund shares redeemed...........           77
  Payable for investment management services
    (note 3).................................        2,453
  Accrued professional fees..................        7,904
  Accrued accounting and transfer agent
    fees.....................................        1,336
  Accrued printing and proxy fees............          288
  Other accrued expenses.....................        1,738
                                               -----------
    Total liabilities........................       55,155
                                               -----------
Net assets...................................  $ 3,546,170
                                               ===========
Net assets consist of:
  Par value, $1 per share....................  $   435,431
  Paid-in capital in excess of par value.....    3,546,172
  Accumulated net realized loss on
    investments..............................   (1,005,377)
  Net unrealized appreciation on
    investments..............................      590,837
  Accumulated net investment loss............      (20,893)
                                               -----------
Net assets...................................  $ 3,546,170
                                               ===========
Shares outstanding...........................      435,431
Net asset value per share....................  $      8.14
                                               ===========

 STATEMENT OF OPERATIONS

                                  For Six Months Ended June 30, 2003 (Unaudited)

Investment income:
  Interest....................................  $     182
  Dividends...................................      2,267
                                                ---------
    Total investment income...................      2,449
                                                ---------
Expenses:
  Management fees (note 3)....................     12,262
  Custodian fees..............................      2,387
  Directors' fees.............................        123
  Professional fees...........................      5,452
  Accounting and transfer agent fees..........      2,804
  Printing and proxy fees.....................        279
  Other.......................................         35
                                                ---------
    Total expenses............................     23,342
                                                ---------
    Net investment loss.......................    (20,893)
                                                ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments............   (308,211)
  Change in unrealized appreciation
    (depreciation) on investments.............    864,680
                                                ---------
    Net gain on investments...................    556,469
                                                ---------
    Net increase in net assets from
      operations..............................  $ 535,576
                                                =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.
BRYTON GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED        *MAY 1, 2002
                                                                  JUNE 30, 2003               TO
                                                                   (UNAUDITED)         DECEMBER 31, 2002
                                                                 ----------------      -----------------
From operations:
  Net investment loss.......................................        $  (20,893)           $  (24,683)
  Realized loss on investments..............................          (308,211)             (697,166)
  Change in unrealized appreciation (depreciation) on
    investments.............................................           864,680              (273,843)
                                                                    ----------            ----------
      Net increase (decrease) in net assets from
       operations...........................................           535,576              (995,692)
                                                                    ----------            ----------
From capital share transactions (note 4):
  Received from shares sold.................................           401,185             3,831,624
  Paid for shares redeemed..................................          (121,645)             (104,878)
                                                                    ----------            ----------
    Increase in net assets derived from capital share
     transactions...........................................           279,540             3,726,746
                                                                    ----------            ----------
  Increase in net assets....................................           815,116             2,731,054
Net Assets:
  Beginning of period.......................................         2,731,054                     0
                                                                    ----------            ----------
  End of period.............................................        $3,546,170            $2,731,054
                                                                    ==========            ==========

 FINANCIAL HIGHLIGHTS

                                                                 SIX MONTHS ENDED        *MAY 1, 2002
                                                                  JUNE 30, 2003               TO
                                                                   (UNAUDITED)         DECEMBER 31, 2002
                                                                 ----------------      -----------------
Per share operating performance (For a share of capital
  stock outstanding throughout the period):
Net asset value, beginning of period........................         $  6.88                $ 10.00
Income (loss) from investment operations:
  Net investment loss.......................................           (0.05)                 (0.06)
  Net realized and unrealized gain (loss) on investments....            1.31                  (3.06)
                                                                     -------                -------
    Total gain (loss) from investment operations............            1.26                  (3.12)
                                                                     -------                -------
Net asset value, end of period..............................         $  8.14                $  6.88
                                                                     =======                =======
Total return................................................           18.31%(b)             (31.20%)(b)
Ratios and supplemental data:
  Net assets at end of period (millions)....................         $   3.5                $   2.7
Ratios to average net assets:
Ratios net of expenses voluntarily reduced or reimbursed by
  advisor (note 3):
  Expenses..................................................            1.61%(a)               1.77%(a)
  Net investment loss.......................................           (1.44%)(a)             (1.45%)(a)
Ratios assuming no expenses voluntarily reduced or
  reimbursed by advisor (note 3):
  Ratio of expenses to average net assets...................            1.61%(a)               1.98%(a)
Portfolio turnover rate.....................................             109%                    38%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

 * Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series investment company which consists of 18 separate investment portfolios (the "Portfolios") that seek the following investment objectives:

   - Equity Portfolio -- long-term growth of capital by investing principally in common stocks or other equity securities.

   - Money Market Portfolio -- maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

   - Bond Portfolio -- high level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate and long-term debt securities.

   - Omni Portfolio -- high level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

   - International Portfolio -- total return on assets by investing primarily in common stocks of foreign companies.

   - Capital Appreciation Portfolio -- long-term capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short-term.

   - Discovery Portfolio -- maximum capital growth by investing primarily in common stocks of small-and medium-sized companies.

   - International Small Company Portfolio -- long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

   - Aggressive Growth Portfolio -- long term capital growth by investing in equity securities with attractive growth opportunities.

   - Small Cap Growth Portfolio -- long-term capital appreciation by investing in stocks of small companies that have strong business momentum and earnings growth.

   - Mid Cap Opportunity (formerly Growth & Income) Portfolio -- long-term total return by investing in equity and debt securities focusing on small-and mid-cap companies that offer potential for capital appreciation, current income, or both.

   - S&P 500 Index Portfolio -- total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and money market instruments.

   - Blue Chip Portfolio -- growth of capital and income by investing primarily in securities of high quality companies.

   - High Income Bond Portfolio -- high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by S&P or Fitch.

   - Capital Growth Portfolio -- capital appreciation by investing in and actively managing equity securities in small and mid cap growth companies.

   - Nasdaq-100 Index Portfolio -- long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike the other portfolios, the Nasdaq-100 Index portfolio is a non-diversified portfolio.

   - Bristol Portfolio -- long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

   - Bryton Growth Portfolio -- long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

   There are no assurances these objectives will be met.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

   MERGER INFORMATION

   On April 30, 2003 the Ohio National Equity Income Portfolio merged into the Ohio National Blue Chip Portfolio.

   SECURITY VALUATION

   Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates fair value. Provided that the money market segment of the Omni Portfolio maintains a dollar-weighted average maturity of 120 days or less and no such debt maturity greater than 1 year, the Omni Portfolio also values such securities at amortized cost.

   For all but the Money Market Portfolio, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price on the day of valuation or, if there has been no sale that day, at the mean between the bid and asked prices reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last sale price as of 4:00 p.m. Eastern time, or if there has been no sale for that day, at the mean between the bid and asked prices reported as of 4:00 p.m. Eastern time. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or a matrix provided by independent pricing services. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. The difference between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   All net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income from the remaining Portfolios are declared and paid to shareholders quarterly. Distributions arising from accumulated net realized capital gains are distributed to shareholders at least once a year.

   FOREIGN CURRENCY

   All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International, Discovery, International Small Company, Aggressive Growth, Mid Cap Opportunity, Blue Chip, and Capital Growth Portfolios would not be reflected in the computation of the Portfolios' net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The books and records of all the Portfolios are maintained in U.S. dollars. Foreign currency amounts in the International, Discovery, International Small Company, Aggressive Growth, Mid Cap Opportunity, Blue Chip and Capital Growth Portfolios are translated into U.S. dollars on the following basis:

   (1) fair value of investments, other assets and liabilities-at exchange rates prevailing at the end of the period.

   (2) purchases and sales of investments, income and expenses-at the rates of exchange prevailing on the respective dates of such transaction.

   Although the net assets and the fair value of the Portfolios are presented at the foreign exchange rates at the end of the period, the Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, for tax purposes, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

   FOREIGN CURRENCY CONTRACTS

   The Portfolios may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations.

   OPTION WRITING AND FINANCIAL FUTURES CONTRACTS

   Each Portfolio, other than the Money Market Portfolio and S&P 500 Index Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, and each Portfolio, other than the Money Market Portfolio, may
   (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; (e) engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the statement of operations. The Portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

   Each Portfolio, other than the Money Market Portfolio, may invest in financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.

   A risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established secondary market.

   SECURITIES TRANSACTIONS AND RELATED INCOME

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of foreign securities in the International, Discovery, International Small Company, Aggressive Growth, Mid Cap Opportunity, Blue Chip, and Capital Growth Portfolios, in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   REPURCHASE AGREEMENTS

   The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). At June 30, 2003, certain Portfolios invested in repurchase agreements which in the aggregate amounted to $27,428,707.

   These securities are collateralized by various FGCI and FNMA certificates, and U.S. Treasury Notes, with a fair value of $27,988,297. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   4(2) PAPER AND 144A SECURITIES

   4(2) paper is issued pursuant to section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"), which exempts the issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.

   144(A) Securities in which the Portfolios invest may include securities issued by corporations without registration under the Securities Act of 1933, in reliance on the private resale of securities to institutions in Section 5 of the 1933 Act ("Rule 144(A)"). Rule 144(A) securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. Investments by a Portfolio in Rule 144(A) securities could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Rule 144(A) securities will not be considered illiquid, however, if the Portfolio's subadvisor has determined that a liquid trading market exists for such securities using procedures approved by the Board of Directors. The Portfolios' subadvisors have determined, using Board approved procedures, these securities to be liquid, unless otherwise noted.

   FEDERAL INCOME TAXES

   It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated among all the Portfolios on the basis of relative net assets.

   USE OF ESTIMATE

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) FINANCIAL FUTURES CONTRACTS

   The S&P 500 Index Portfolio held investments in S&P 500 Index Futures Contracts as of June 30, 2003. These contracts are stock index futures contracts, which are developed by and traded on national commodity exchanges, whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The contracts in the S&P 500 Index Portfolio are fully collateralized with commercial paper and cash on deposit with brokers. The futures contracts in the Portfolio at June 30, 2003 are as follows:

                                                      EXPIRATION   UNDERLYING FACE   UNREALIZED    CASH DEPOSITED AS
     PORTFOLIO                PURCHASED                  DATE      AMOUNT AT VALUE   GAIN/(LOSS)   MARGIN REQUIREMENT
   -------------   --------------------------------   ----------   ---------------   -----------   ------------------
   S&P 500 Index    55 Long S&P 500 Index Contracts    Sept. 03      $13,445,437      ($62,563)        $1,253,577

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund has an investment advisory agreement with Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of Ohio National Life Insurance Company ("ONLIC"), under the terms of which ONI provides Portfolio management and investment advice to the Portfolios and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, ONI receives from the Fund annual fees on the basis of each Portfolio's average daily net assets based on the following schedule: (a) for the Bond and Omni Portfolios, 0.60% of the first $100 million of each Portfolio's net assets, 0.50% of the next $150 million of net assets, 0.45% of the next $250 million of net assets, 0.40% of the next $500 million of net assets, 0.30% of the next $1 billion of net assets, and 0.25% of net assets over $2 billion; (b) for the Money Market Portfolio, 0.30% of the first $100 million of net assets, 0.25% of the next $150 million of net assets, 0.23% of the net $250 million of net assets, 0.20% of the next $500 million of net assets, and 0.15% of net assets over $1 billion; (c) for the International, Capital Growth, and Blue Chip Portfolios, 0.90% of each Portfolio's net assets; (d) for the Capital Appreciation, Discovery and Aggressive Growth Portfolios, 0.80% of each Portfolio's net assets, (e) for the Small Cap Growth Portfolio, 0.95% of the first $150 million of net assets, and 0.80% of net assets over $150 million; (f) for the Mid Cap Opportunity Portfolio, 0.85% of the first $200 million of net assets and 0.80% of net assets over $200 million, (g) for the S&P 500 Index Portfolio, 0.40% of the first $100 million of net assets, 0.35% of the next $150 million of net assets, and 0.33% of net assets over $250 million; (h) for the International Small Company Portfolio, 1.00% of the first $100 million of net assets and 0.90% of that Portfolio's net assets over $100 million; (i) for the High Income Bond and Nasdaq-100 Index Portfolios, 0.75% of each Portfolio's net assets; (j) for the Equity Portfolio, 0.80% of the first $500 million of the Portfolio's net assets, and 0.75% of net assets over $500 million; (k) for the Bristol Portfolio, 0.80% of the first $100 million of net assets, 0.75% of the next $400 million of net assets, and 0.70% of net assets over $500 million; and
   (l) for the Bryton Growth Portfolio, 0.85% of the first $100 million of net assets, 0.80% of the next $400 million of net assets, and 0.75% of net assets over $500 million.

   Under the Investment Advisory Agreement, the Fund authorizes ONI to retain sub-advisors for the Capital Appreciation, Discovery, Aggressive Growth, Small Cap Growth, Mid Cap Growth, Capital Growth, Blue Chip, High Income Bond, International, International Small Company, Equity, Omni, Bristol and Bryton Growth Portfolios subject to the approval of the Portfolio's Board of Directors. ONI has entered into Sub-Advisory Agreements with Jennison Associates LLC ("Jennison"), Founders Asset Management LLC ("FAM"), Janus Capital Management LLC ("Janus"), UBS Global Asset Management (New York), Inc. ("UBS"), RS Investments Management, L.P. ("RSI"), Federated Investment Counseling ("FIC"), Federated Global Investment Management Corp. ("Federated Global"), Legg Mason Funds Management, Inc. ("LM"), and Suffolk Capital Management, LLC ("Suffolk") respectively, to manage the investment and reinvestment of those Portfolios' assets, subject to the supervision of ONI. As compensation for their services, (a) Jennison receives from ONI a fee at an annual rate of 0.75% of the first $10 million, 0.50% of the next $30 million, 0.35% of the next $25 million, 0.25% of the next $335 million, 0.22% of the next $600 million and 0.20% of average daily net asset value in excess of $1 billion of the Capital Appreciation Portfolio, (b) FAM receives from ONI a fee at an annual rate of 0.55% of the first $150 million, 0.50% of the next $150 million, and 0.40% of the average daily net asset value in excess of $300 million of the Discovery Portfolio; (c) Janus receives from ONI a fee at an annual rate of 0.55% of the first $100 million, 0.50% of the next $400 million and 0.45% of average daily net asset value in excess of $500 million of the Aggressive Growth Portfolio; (d) UBS receives from ONI a fee at an annual rate of 0.65% of the first $50 million, 0.60% of the next $100 million, and 0.50% of average daily net assets in excess of $150 million of the Small Cap Growth Portfolio: (e) RSI receives from ONI a fee at an annual rate of (i) 0.60% of the first $100 million, 0.55% of the next $100 million, and 0.50% of average daily net assets in excess of $200 million of the Mid Cap Opportunity Portfolio, and (ii) 0.64% of the first $100 million, 0.60% of the next $100 million, and 0.55% of the average daily net assets in excess of $200 million of the Capital Growth Portfolio; (f) FIC receives from ONI fees at an annual rate of (i) 0.50% of the first $35 million, 0.35% of the next $65 million, and 0.25% of the average daily net assets in excess of $100 million of the Blue Chip Portfolio, (ii) 0.50% of the first $30 million, 0.40% of the next $20 million, 0.30% of the next $25 million, and 0.25% of the average daily net assets in excess of

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   $75 million of the High Income Bond Portfolio; (g) Federated Global receives
   (i) 0.40% of the first $200 million and 0.35% of average daily net assets in excess of $200 million of the International Portfolio, and (ii) 0.75% of the first $100 million and 0.65% of average daily net assets in excess of $100 million of the International Small Company Portfolio; (h) LM receives from ONI fees at the annual rate of 0.45% of the first $500 million and 0.40% of the average daily net assets in excess of $500 million of the Equity Portfolio; and (I) Suffolk receives from ONI fees at the annual rate of (i) 0.30% of the first $100 million, 0.25% of the next $150 million, 0.225% of the next $250 million, 0.20% of the next $500 million, 0.15% of the next $1 billion and 0.125% of the average daily net assets in excess of $2 billion of the equity component of the Omni Portfolio, (ii) 0.45% of the first $100 million, 0.40% of the next $400 million and 0.35% of the average daily net assets in excess of $500 million of the Bristol Portfolio, and (iii) 0.50% of the first $100 million, 0.45% of the next $400 million and 0.40% of the average daily net assets in exce ss of $500 million of the Bryton Growth Portfolio.

   ONI is presently waiving any management fees in excess of 0.25%, 0.85%, 0.75% and 0.40% in the Money Market, International, Blue Chip and Nasdaq-100 Index Portfolios, respectively.

   Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $3,500 plus $1,000 for each Board meeting attended and $500 for each Board committee meeting attended.

   Under an agreement among ONI, ONLIC and the Fund, ONLIC will, to the extent requested by ONI, provide clerical, stenographic and administrative services and such office supplies and equipment as may be reasonably required in order that ONI may properly perform its function on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLIC performs various administrative services as well as the transfer agent function on behalf of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as the accounting agent for all but the International and International Small Company Portfolios. U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio, serves as the custodian for all but the International and International Small Company Portfolios. The accounting agent and custodian for the International and International Small Company Portfolios is State Street Bank-Kansas City, 801 Pennsylvania, Kansas City, Missouri. For assets held outside the United States, U.S. Bank and State Street Bank-Kansas City enter into subcustodial agreements, subject to approval by the Board of Directors.

(4) CAPITAL SHARE TRANSACTIONS

   Capital share transactions for the six-months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                       EQUITY                    MONEY MARKET                     BOND
                                              ------------------------    --------------------------    ------------------------
                                              SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                 ENDED         YEAR          ENDED          YEAR           ENDED         YEAR
                                               06/30/03       ENDED        06/30/03        ENDED         06/30/03       ENDED
                                              (UNAUDITED)    12/31/02     (UNAUDITED)     12/31/02      (UNAUDITED)    12/31/02
                                              -----------   ----------    -----------   ------------    -----------   ----------
      Capital shares issued on sales........     921,112     1,517,770     39,541,119    108,325,988     1,264,843     4,036,812
      Capital shares issued on reinvested
        dividends...........................      15,498        61,438         72,648        250,640       129,941       441,434
      Capital shares redeemed...............    (731,783)   (2,449,580)   (38,937,056)  (108,792,928)     (878,099)   (1,639,984)
                                               ---------    ----------    -----------   ------------    ----------    ----------
      Net increase (decrease)...............     204,827      (870,372)       676,711       (216,300)      516,685     2,838,262
                                               =========    ==========    ===========   ============    ==========    ==========

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                        OMNI                    INTERNATIONAL             CAPITAL APPRECIATION
                                              ------------------------    --------------------------    ------------------------
                                              SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                 ENDED         YEAR          ENDED          YEAR           ENDED         YEAR
                                               06/30/03       ENDED        06/30/03        ENDED         06/30/03       ENDED
                                              (UNAUDITED)    12/31/02     (UNAUDITED)     12/31/02      (UNAUDITED)    12/31/02
                                              -----------   ----------    -----------   ------------    -----------   ----------
      Capital shares issued on sales........     119,174       267,660      5,318,604     12,409,141       331,734     1,655,599
      Capital shares issued on reinvested
        dividends...........................      29,723       128,879             --         23,347         4,414        95,755
      Capital shares redeemed...............    (535,461)   (1,625,382)    (5,310,099)   (14,399,114)     (777,940)   (1,346,561)
                                               ---------    ----------    -----------   ------------    ----------    ----------
      Net increase (decrease)...............    (386,564)   (1,228,843)         8,505     (1,966,626)     (441,792)      404,793
                                               =========    ==========    ===========   ============    ==========    ==========

                                                    DISCOVERY            INTERNATIONAL SMALL COMPANY        AGGRESSIVE GROWTH
                                             ------------------------    ----------------------------    ------------------------
                                             SIX MONTHS                   SIX MONTHS                     SIX MONTHS
                                                ENDED         YEAR          ENDED           YEAR            ENDED         YEAR
                                              06/30/03       ENDED         06/30/03         ENDED         06/30/03       ENDED
                                             (UNAUDITED)    12/31/02     (UNAUDITED)      12/31/02       (UNAUDITED)    12/31/02
                                             -----------   ----------    ------------   -------------    -----------   ----------
      Capital shares issued on sales.......     200,308       488,673        268,364       6,634,032        477,494       536,220
      Capital shares issued on reinvested
        dividends..........................          --            --             --              --             --            --
      Capital shares redeemed..............    (540,599)   (1,119,844)      (348,065)     (6,786,705)      (411,148)     (531,354)
                                              ---------    ----------    -----------    ------------     ----------    ----------
      Net increase (decrease)..............    (340,291)     (631,171)       (79,701)       (152,673)        66,346         4,866
                                              =========    ==========    ===========    ============     ==========    ==========

                                                  SMALL CAP GROWTH           MID CAP OPPORTUNITY             S&P 500 INDEX
                                              ------------------------    --------------------------    ------------------------
                                              SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                 ENDED         YEAR          ENDED          YEAR           ENDED         YEAR
                                               06/30/03       ENDED        06/30/03        ENDED         06/30/03       ENDED
                                              (UNAUDITED)    12/31/02     (UNAUDITED)     12/31/02      (UNAUDITED)    12/31/02
                                              -----------   ----------    -----------   ------------    -----------   ----------
      Capital shares issued on sales........     211,708       487,508        240,757        532,437     1,760,815     2,090,559
      Capital shares issued on reinvested
        dividends...........................          --            --          2,943             --        45,287       178,452
      Capital shares redeemed...............    (328,972)     (660,023)      (634,322)    (1,623,497)   (1,788,459)   (2,904,105)
                                               ---------    ----------    -----------   ------------    ----------    ----------
      Net increase (decrease)...............    (117,264)     (172,515)      (390,622)    (1,091,060)       17,643      (635,094)
                                               =========    ==========    ===========   ============    ==========    ==========

                                                     BLUE CHIP                 HIGH INCOME BOND              CAPITAL GROWTH
                                              ------------------------    --------------------------    ------------------------
                                              SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                 ENDED         YEAR          ENDED          YEAR           ENDED         YEAR
                                               06/30/03       ENDED        06/30/03        ENDED         06/30/03       ENDED
                                              (UNAUDITED)    12/31/02     (UNAUDITED)     12/31/02      (UNAUDITED)    12/31/02
                                              -----------   ----------    -----------   ------------    -----------   ----------
      Capital shares issued on sales........   1,360,611       623,111        808,423      1,427,900       120,516     2,544,846
      Capital shares issued on reinvested
        dividends...........................       4,437        11,962         53,663        235,846            --            --
      Capital shares redeemed...............    (159,268)     (290,110)      (354,486)    (1,318,960)     (189,669)   (2,746,129)
                                               ---------    ----------    -----------   ------------    ----------    ----------
      Net increase (decrease)...............   1,205,780       344,963        507,600        344,786       (69,153)     (201,283)
                                               =========    ==========    ===========   ============    ==========    ==========

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  NASDAQ-100 INDEX                 BRISTOL                    BRYTON GROWTH
                                              ------------------------    --------------------------    -------------------------
                                              SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                 ENDED         YEAR          ENDED        05/01/02         ENDED
                                               06/30/03       ENDED        06/30/03          TO          06/30/03     05/01/02 TO
                                              (UNAUDITED)    12/31/02     (UNAUDITED)     12/31/02      (UNAUDITED)    12/31/02
                                              -----------   ----------    -----------   ------------    -----------   -----------
      Capital shares issued on sales........   1,559,114     4,417,348        290,380        381,868        56,002       413,486
      Capital shares issued on reinvested
        dividends...........................          --            --             59             --            --            --
      Capital shares redeemed...............  (1,196,179)   (3,841,627)       (10,673)        (4,952)      (17,311)      (16,746)
                                              ----------    ----------    -----------   ------------    ----------    ----------
      Net increase (decrease)...............     362,935       575,721        279,766        376,916        38,691       396,740
                                              ==========    ==========    ===========   ============    ==========    ==========

   The Fund is authorized to issue 250,000,000 of its capital shares. 20,000,000 shares each have been allocated to the Equity, Omni, and International Portfolios, 30,000,000 shares have been allocated to the Money Market Portfolio, and 10,000,000 are allocated to each of the other Portfolios. The remaining 20,000,000 are unallocated at this time.

(5) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended June 30, 2003 were as follows:

                                                                                                                  CAPITAL
                                                  EQUITY           BOND            OMNI        INTERNATIONAL   APPRECIATION
                                               -------------   -------------   -------------   -------------   -------------
      Stocks & Bonds:
        Purchases............................  $ 15,047,502    $ 21,262,792    $ 55,418,604    $ 51,430,675    $ 47,287,078
        Sales................................    15,019,523      13,920,178      59,300,872      51,917,341      52,777,076

                                                               INTERNATIONAL    AGGRESSIVE       SMALL CAP        MID CAP
                                                 DISCOVERY     SMALL COMPANY      GROWTH          GROWTH        OPPORTUNITY
                                               -------------   -------------   -------------   -------------   -------------
      Stocks & Bonds:
        Purchases............................  $ 44,890,142    $  4,670,411    $  5,063,800    $  1,872,265    $ 93,432,438
        Sales................................    48,153,240       4,757,192       5,333,776       2,682,473      95,715,908

                                                 S & P 500                      HIGH INCOME                      NASDAQ-100
                                                   INDEX         BLUE CHIP         BOND        CAPITAL GROWTH       INDEX
                                               -------------   -------------   -------------   --------------   -------------
      Stocks & Bonds:
        Purchases............................  $ 27,768,328    $ 10,324,101    $  8,479,012     $ 15,045,066    $  3,956,461
        Sales................................    15,018,417       9,642,243       4,178,846       16,295,875       2,627,915

                                                  BRISTOL      BRYTON GROWTH
                                               -------------   -------------
      Stocks & Bonds
        Purchases............................  $  7,328,839    $  3,421,704
        Sales................................     5,194,162       3,172,399

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) FEDERAL INCOME TAX INFORMATION

   As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                   UNDISTRIBUTED                                                        TOTAL
                                   UNDISTRIBUTED     LONG-TERM                   ACCUMULATED       UNREALIZED        ACCUMULATED
                                     ORDINARY      CAPITAL GAINS   ACCUMULATED   CAPITAL AND      APPRECIATION        EARNINGS
                                      INCOME         (LOSSES)       EARNINGS     OTHER LOSSES   (DEPRECIATION)(1)     (DEFICIT)
                                   -------------   -------------   -----------   ------------   -----------------   -------------
   Equity........................     $   357           $--          $   357     $(62,565,904)    $(38,975,206)     $(101,540,753)
   Money Market..................         127           --               127           (3,352)              --             (3,225)
   Bond..........................          --           --                --       (1,560,493)       1,863,318            302,825
   Omni..........................          --           --                --      (22,240,115)      (5,248,972)       (27,489,087)
   International.................          --           --                --      (46,595,811)      (7,497,443)       (54,093,254)
   Capital Appreciation..........       1,953           --             1,953      (12,086,011)      (6,465,920)       (18,549,978)
   Discovery.....................          --           --                --      (50,572,676)     (12,390,182)       (62,962,858)
   International Small Company...          --           --                --       (7,752,523)          24,549         (7,727,974)
   Aggressive Growth.............          --           --                --      (18,460,144)        (897,202)       (19,357,346)
   Small Cap Growth..............          --           --                --      (23,795,321)        (353,376)       (24,148,697)
   Mid Cap Opportunity...........          --           --                --      (41,563,500)        (630,869)       (42,194,369)
   S&P 500 Index.................      21,910           --            21,910      (32,444,299)     (44,448,290)       (76,870,679)
   Blue Chip.....................         727           --               727       (1,196,797)      (1,427,025)        (2,623,095)
   High Income Bond..............          --           --                --       (3,687,850)        (620,141)        (4,307,991)
   Capital Growth................          --           --                --      (28,055,377)      (1,053,749)       (29,109,126)
   Nasdaq-100 Index..............          --           --                --       (2,252,901)      (7,950,414)       (10,203,315)
   Bristol.......................          --           --                --         (325,068)        (325,461)          (650,529)
   Bryton Growth.................          --           --                --         (663,465)        (307,544)          (971,009)

---------------

(1) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the difference between book and tax amortization methods for premium and market discounts.

   For corporate shareholders, the following percentage of the total ordinary income dividends paid during the year ended December 31, 2002, quality for the corporate dividends received deduction for the following Portfolios:

                                                     DIVIDENDS
                                                     RECEIVED
   PORTFOLIO                                         DEDUCTION
   ---------                                         ---------
   Equity..........................................    100.0%
   Omni............................................     52.2%
   Capital Appreciation............................     33.2%
   S&P 500 Index...................................     98.8%
   Blue Chip.......................................    100.0%
   High Income Bond................................      1.4%

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Under current tax law, capital losses realized after October 31 of a Portfolio's fiscal year may be deferred and treated as occurring on the first business day or the following fiscal year for tax purposes. The following Portfolios had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2003.

                                                    POST-OCTOBER
   PORTFOLIO                                           LOSSES
   ---------                                        ------------
   Equity.........................................    2,921,892
   Bond...........................................      639,910
   Omni...........................................    2,407,769
   Capital Appreciation...........................    2,376,814
   Discovery......................................    1,823,373
   International Small Company....................      328,129
   Aggressive Growth..............................       45,933
   Mid Cap Opportunity............................      270,513
   S&P 500 Index..................................      277,921
   Blue Chip......................................      308,927
   High Income Bond...............................      282,030
   Capital Growth.................................      622,866
   Nasdaq-100 Index...............................    1,040,730
   Bristol........................................       84,821
   Bristol Growth.................................      127,534

   For Federal income tax purposes, the following Portfolios had capital loss carryforwards as of December 31, 2002, which are available to offset future realized gains, if any:

                                                                            EXPIRATION AMOUNT BY YEAR
                                  TOTAL LOSS    ---------------------------------------------------------------------------------
   PORTFOLIO                     CARRYFORWARD    2003      2005      2006        2007         2008         2009          2010
   ---------                     ------------   -------   ------   --------   ----------   ----------   -----------   -----------
   Equity......................  $59,644,012    $    --   $   --   $     --   $       --   $       --   $ 6,500,258   $53,143,754
   Money Market................        3,352         --       --         --          220        3,006            96            30
   Bond........................      920,583     14,746    2,893    230,373       31,297      493,362       147,912            --
   Omni........................   19,832,346         --       --         --           --           --     8,416,306    11,416,040
   International...............   46,595,811         --       --         --           --           --    27,543,548    19,052,263
   Capital Appreciation........    9,709,197         --       --         --           --           --            --     9,709,197
   Discovery...................   48,749,303         --       --         --           --           --    24,541,858    24,207,445
   International Small             7,420,317         --       --         --           --           --     4,795,969     2,624,348
     Company...................
   Aggressive Growth...........   18,414,211         --       --         --    2,059,394    1,779,157    10,160,501     4,415,159
   Small Cap Growth............   23,795,321         --       --         --           --           --    20,123,383     3,671,938
   Mid Cap Opportunity.........   41,292,987         --       --         --           --           --    20,490,636    20,802,351
   S&P 500 Index...............   32,166,378         --       --         --           --      639,849    17,982,141    13,544,388
   Blue Chip...................      887,870         --       --         --           --       88,688       476,384       322,798
   High Income Bond............    3,405,820         --       --         --      196,803      390,607     1,533,582     1,284,828
   Capital Growth..............   27,432,511         --       --         --           --    2,070,665    16,043,064     9,318,782
   Nasdaq-100 Index............    1,212,171         --       --         --           --       35,446            --     1,176,725
   Bristol.....................      240,247         --       --         --           --           --            --       240,247
   Brylon Growth...............      535,931         --       --         --           --           --            --       535,931

   The Board of Directors does not intend to authorize a distribution of any realized gain for a Portfolio until the capital loss carry over has been offset or expires.

                                                                     (continued)

OHIO NATIONAL FUND, INC.                               June 30, 2003 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The tax characteristics of dividends paid to shareholders for the year ended December 31, 2002, were as follows:

                                                                                 NET       RETURN        TOTAL
                                                                  ORDINARY    LONG-TERM      OF      DISTRIBUTIONS
                                                                   INCOME       GAINS     CAPITAL        PAID
                                                                 ----------   ---------   --------   -------------
   Equity......................................................  $1,081,406   $     --    $     --    $1,081,406
   Money Market................................................   2,506,937         --          --     2,506,397
   Bond........................................................   4,483,103         --          --     4,483,103
   Omni........................................................   1,378,520         --          --     1,378,520
   International...............................................          --         --     168,880       168,880
   Capital Appreciation........................................     885,021    207,888          --     1,092,909
   S&P 500 Index...............................................   1,764,835         --          --     1,764,835
   Blue Chip...................................................     101,969         --          --       101,969
   High Income Bond............................................   1,369,160         --     276,255     1,645,415

   Cost basis for Federal income tax purposes differs from fair value basis by net unrealized appreciation (depreciation) of securities as follows:

                                                                                                      CAPITAL
                                      EQUITY           BOND            OMNI        INTERNATIONAL   APPRECIATION      DISCOVERY
                                   -------------   -------------   -------------   -------------   -------------   -------------
      Gross unrealized:
        Appreciation.............  $ 86,289,648    $  9,434,320    $  4,595,123    $  4,555,729    $  8,019,012    $ 11,800,183
        Depreciation.............   (60,412,835)       (386,018)     (1,311,014)     (1,236,509)     (4,101,839)     (4,994,193)
      Net unrealized:
        Appreciation
           (depreciation)........    25,876,813       9,048,302       3,284,109       3,319,220       3,917,173       6,805,990

                                   INTERNATIONAL    AGGRESSIVE       SMALL CAP        MID CAP
                                   SMALL COMPANY      GROWTH          GROWTH        OPPORTUNITY    S&P 500 INDEX     BLUE CHIP
                                   -------------   -------------   -------------   -------------   -------------   -------------
      Gross unrealized:
        Appreciation.............  $  3,377,809    $  1,584,451    $  2,076,617    $ 12,148,356    $  8,332,173    $  1,946,012
        Depreciation.............      (483,234)       (662,343)       (528,118)       (706,615)    (36,649,839)     (1,712,743)
      Net unrealized:
        Appreciation
           (depreciation)........     2,894,575         922,108       1,548,499      11,441,741     (28,317,666)        233,269

                                    HIGH INCOME                      NASDAQ-100
                                       BOND        CAPITAL GROWTH       INDEX          BRISTOL      BRYTON GROWTH
                                   -------------   --------------   -------------   -------------   -------------
      Gross unrealized:
        Appreciation.............  $  1,816,197     $  5,321,885    $    897,091    $    453,291    $    673,974
        Depreciation.............      (901,782)        (508,456)     (5,863,852)        (80,709)        (83,137)
      Net unrealized:
        Appreciation
           (depreciation)........       914,415        4,813,429      (4,966,761)        372,582         590,837

                    END OF NOTES TO THE FINANCIAL STATEMENTS

INFORMATION ABOUT DIRECTORS (UNAUDITED)

      NAME, ADDRESS, AGE, POSITION(S) HELD
      WITH FUND AND LENGTH OF SERVICE AS AN
      OHIO NATIONAL FUND, INC. DIRECTOR      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY DIRECTORS
      -------------------------------------  -------------------------------------------   -------------------------------------

      James E. Bushman                       Director, President & CEO,                    Director, The Midland Company,
      3040 Forrer Street                     Cast -- Fab Technologies Inc.                 Hilltop Basic Resources, Inc.,
      Cincinnati, Ohio                                                                     Littleford Group, Inc.,
      58, Director, Member of Audit and                                                    Portman Equipment Co., Rotex, Inc.,
      Independent Directors Committees                                                     Steinhauser Printing Co., Ante
      since March 2000                                                                     Investments, Inc., Carlisle
                                                                                           Construction Co., Inc., EGC
                                                                                           Construction Co., Inc., Factory Power
                                                                                           Co. and Security Systems Equipment
                                                                                           Corp.

      Joseph A. Campanella                   Retired. Until 2001, was Executive Vice       Director of Ohio Savings Bank;
      6179 Paderborne Drive                  President, Community Banking Div., Firstar    Trustee of University of Cincinnati
      Hudson, Ohio                           Bank, N. A.                                   College of Nursing.
      60, Director, Member of Audit and
      Independent Directors Committees
      since May 2002

      Ross Love                              Director, President & CEO,                    Trustee, Health Alliance of Greater
      615 Windings Way                       Blue Chip Enterprises LTD.                    Cincinnati; Director, Partnership for
      Cincinnati, Ohio                                                                     a Drug Free America (Chairman of
      57, Director, Member of Audit and                                                    African-American Task Force);
      Independent Directors Committees                                                     Advisory Board, Syracuse University
      since March 1977                                                                     School of Management; Director,
                                                                                           Association of National Advertisers.

      John J. Palmer                         Vice Chairman                                 Executive Vice President of Ohio
      One Financial Way                                                                    National Mutual Holdings, Inc., Ohio
      Cincinnati, Ohio                                                                     National Financial Services, Inc. and
      64, President & Director since July                                                  Ohio National Life Assurance
      1997                                                                                 Corporation; Director and CEO of The
                                                                                           O. N. Equity Sales Co., Ohio National
                                                                                           Equities, Inc., National Security
                                                                                           Life and Annuity Company and SMON
                                                                                           Holdings, Inc.; Director and
                                                                                           President of O. N. Investment
                                                                                           Management Co. and O. N. Global
                                                                                           Holdings, Inc.; Director of Ohio
                                                                                           National Insurance Agency, Inc., Ohio
                                                                                           National Subamerica S. A., Ohio
                                                                                           National Seguros de Vida S. A. and
                                                                                           Fiduciary Capital Management, Inc.

      George M. Vredeveld                    Professor of Economics,                       Director of Center for Economic
      University of Cincinnati               University of Cincinnati                      Education; Private Consultant
      P.O. Box 210223 Cincinnati, Ohio                                                     Director of Benchmark Savings Bank
      60, Director, Member of Audit and
      Independent Directors Committees
      since March 1996

   Each Director listed above is also a Manager of Dow(SM) Target Variable Fund LLC. They are responsible for all of the Portfolios of the respective Funds.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

Ohio National Fund, Inc
Post Office Box 371
Cincinnati, Ohio 45201

Form 1325, Rev. 8/03

ITEM 2.  CODE OF ETHICS.
         Not applicable to Semi-Annual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable to Semi-Annual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable to Semi-Annual Reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.
         Not applicable.

ITEM 6   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.

         (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)      Not Applicable.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as EX-99.CERT. The certifications required by
                  Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Ohio National Fund, Inc.

By (Signature and title) John J. Palmer, President and Director

Date              September 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Ohio National Fund, Inc.

By (Signature and title) Dennis R. Taney, Treasurer

Date              September 4, 2003